UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-5669
                 ----------------------------------------------

                                FIFTH THIRD FUNDS

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                      Copy to:
           E. Keith Wirtz                                David A. Sturms
             President                                  Vedder Price P.C.
         Fifth Third Funds                           222 North LaSalle Street
      38 Fountain Square Plaza                       Chicago, IL  60601-1003
       Cincinnati, Ohio 45263


        Registrant's telephone number, including area code: 614-470-8000


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2009

ITEM 1.           SCHEDULE OF INVESTMENTS.


SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------


                                                SHARES         VALUE
                                             ------------- ---------------

COMMON STOCKS (96.7%)
BIOTECHNOLOGY (1.4%)
United Therapeutics Corp. *                        15,850     $   674,259
                                                           ---------------

CAPITAL MARKETS (4.3%)
Ares Capital Corp.                                 85,500         892,620
BGC Partners, Inc., Class A                        96,303         465,143
Stifel Financial Corp. *                           13,700         711,852
                                                           ---------------
                                                                2,069,615
                                                           ---------------

CHEMICALS (1.1%)
Innophos Holdings, Inc.                            25,914         501,436
                                                           ---------------

COMMERCIAL SERVICES & SUPPLIES (2.9%)
GeoEye, Inc. *                                     26,000         659,620
Geo Group, Inc. (The) *                            35,012         740,504
                                                           ---------------
                                                                1,400,124
                                                           ---------------

COMMUNICATIONS EQUIPMENT (4.5%)
Harmonic, Inc. *                                   68,394         359,068
Neutral Tandem, Inc. *                             30,150         635,864
Nice Systems, Ltd. ADR *                           13,383         414,472
Riverbed Technology, Inc. *                        35,100         719,199
                                                           ---------------
                                                                2,128,603
                                                           ---------------

COMPUTERS & PERIPHERALS (0.5%)
Xyratex, Ltd. *                                    24,000         250,800
                                                           ---------------

CONSTRUCTION & ENGINEERING (1.5%)
Orion Marine Group, Inc. *                         36,500         694,960
                                                           ---------------

CONSUMER FINANCE (3.5%)
Cardronics, Inc. *                                 98,100         976,095
Cash America International, Inc.                   23,118         699,551
                                                           ---------------
                                                                1,675,646
                                                           ---------------

CONTAINERS & PACKAGING (1.4%)
Rock-Tenn Co., Class A                             15,600         683,280
                                                           ---------------

DIVERSIFIED CONSUMER SERVICES (2.8%)
American Public Education, Inc. *                  21,900         698,610
ChinaCast Education Corp. *                       101,100         628,842
                                                           ---------------
                                                                1,327,452
                                                           ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
Cbeyond, Inc. *                                    42,100         562,035
TW Telecom, Inc. *                                 37,142         467,989
                                                           ---------------
                                                                1,030,024
                                                           ---------------

ELECTRICAL COMPONENTS & EQUIPMENT (3.1%)
Belden, Inc.                                       23,301         534,758
Polypore International, Inc. *                     85,550         937,628
                                                           ---------------
                                                                1,472,386
                                                           ---------------


                                    Continued


                                                SHARES          VALUE
                                             -------------  --------------

COMMON STOCKS, CONTINUED
ELECTRONIC COMPONENTS-SEMICONDUCTORS (0.5%)
Monolithic Power Systems, Inc. *                   13,000     $   259,870
                                                            --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
IPG Photonics Corp. *                              41,450         566,207
                                                            --------------

ENERGY-ALTERNATE SOURCES (1.0%)
Comverge, Inc. *                                   41,500         473,515
                                                            --------------

ENERGY EQUIPMENT & SERVICES (2.2%)
Core Laboratories NV                                4,700         490,210
Willbros Group, Inc. *                             44,100         579,474
                                                            --------------
                                                                1,069,684
                                                            --------------

FOOD PRODUCTS (1.2%)
Flowers Foods, Inc.                                25,250         589,840
                                                            --------------

HEALTHCARE EQUIPMENT & SUPPLIES (4.9%)
Endologix, Inc. *                                 135,000         642,600
Neogen Corp. *                                     24,600         779,820
NuVasive, Inc. *                                   25,244         916,105
                                                            --------------
                                                                2,338,525
                                                            --------------

HEALTHCARE PROVIDERS & SERVICES (10.7%)
Amedisys, Inc. *                                   17,900         712,241
Clarient, Inc. *                                  178,020         576,785
Emergency Medical Services Corp.,
   Class A *                                       21,508       1,032,814
Genoptix, Inc. *                                   39,550       1,375,944
HMS Holdings Corp. *                               19,594         841,170
Sun Healthcare Group, Inc. *                       62,585         568,272
                                                            --------------
                                                                5,107,226
                                                            --------------

HEALTHCARE TECHNOLOGY (1.5%)
Phase Forward, Inc. *                              53,605         702,762
                                                            --------------

HOTELS RESTAURANTS & LEISURE (1.9%)
Bally Technologies, Inc. *                         23,300         917,787
                                                            --------------

HOUSEHOLD PRODUCTS (1.3%)
Orchids Paper Products Co. *                       34,333         614,561
                                                            --------------

INTERNET SOFTWARE & SERVICES (3.9%)
Art Technology Group, Inc. *                      125,945         518,893
DealerTrack Holdings, Inc. *                       42,100         693,808
Perficient, Inc. *                                 81,650         664,631
                                                            --------------
                                                                1,877,332
                                                            --------------

IT SERVICES (4.1%)
Cybersource Corp. *                                38,479         630,286
ExlService Holdings, Inc. *                        47,300         643,753
Forrester Research, Inc. *                         27,190         688,723
                                                            --------------
                                                                1,962,762
                                                            --------------

                                    Continued

SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------


                                                SHARES         VALUE
                                             ------------- ---------------

COMMON STOCKS, CONTINUED
LIFE SCIENCES TOOLS & SERVICES (3.2%)
ICON PLC ADR *                                     41,570    $  1,026,779
Luminex Corp. *                                    33,650         495,328
                                                           ---------------
                                                                1,522,107
                                                           ---------------

MEDIA (4.4%)
Dolan Media Co. *                                  54,823         654,587
Imax Corp. *                                       80,723         831,447
RRSat Global Communications
   Network, Ltd.                                   55,700         598,775
                                                           ---------------
                                                                2,084,809
                                                           ---------------

PROFESSIONAL SERVICES (1.7%)
CoStar Group, Inc. *                               20,700         803,574
                                                           ---------------

ROAD & RAIL (1.0%)
Old Dominion Freight Line, Inc. *                  17,900         465,221
                                                           ---------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (5.9%)
Entegris, Inc. *                                  106,000         398,560
MKS Instruments, Inc. *                            30,760         481,086
Rudolph Technologies, Inc. *                       38,513         244,172
Tessera Technologies, Inc. *                       16,800         371,448
Varian Semiconductor Equipment
   Associates, Inc. *                              28,500         809,115
Zoran Corp. *                                      57,000         505,590
                                                           ---------------
                                                                2,809,971
                                                           ---------------

SOFTWARE (5.5%)
Informatica Corp. *                                33,700         715,451
JDA Software Group, Inc. *                         36,300         720,192
PROS Holdings, Inc. *                              47,213         424,445
SolarWinds, Inc. *                                 25,900         461,020
Ultimate Software Group, Inc. *                    11,159         284,666
                                                           ---------------
                                                                2,605,774
                                                           ---------------

SPECIALTY RETAIL (1.8%)
Monro Muffler Brake, Inc.                          27,000         836,730
                                                           ---------------

TEXTILES APPAREL & LUXURY GOODS (6.7%)
Deckers Outdoor Corp. *                            10,152         910,330
Iconix Brand Group, Inc. *                         59,702         696,125
True Religion Apparel, Inc. *                      31,150         802,736
Warnaco Group, Inc. (The) *                        18,770         760,748
                                                           ---------------
                                                                 3,169,939
                                                           ---------------

TRANSPORTATION (2.9%)
Aegean Marine Petroleum Network,
   Inc.                                            59,650       1,401,775
                                                           ---------------

TOTAL COMMON STOCKS                                            46,088,556
                                                           ---------------

                                    Continued


                                                SHARES          VALUE
                                             -------------  --------------

INVESTMENTS IN AFFILIATES (1.8%)
Fifth Third Institutional Money
   Market Fund (a)                                862,974    $    862,974
                                                            --------------

TOTAL INVESTMENTS IN AFFILIATES                                   862,974
                                                            --------------

TOTAL INVESTMENTS (COST $45,791,638) - 98.5%                   46,951,530

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%                      721,719
                                                            --------------

NET ASSETS - 100.0%                                          $ 47,673,249
                                                            ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

The following abbreviation is used in the Schedule of
Investments:

ADR - American Depositary Receipt

At October 31, 2009, Small Cap Growth's investments were in the following countries:

COUNTRY
--------------------------------------------------------------------------
Bermuda                                                              0.5%
Canada                                                               1.8%
Greece                                                               3.0%
Ireland                                                              2.2%
Israel                                                               2.2%
Netherlands                                                          1.0%
United States                                                       89.3%
                                                            --------------
TOTAL                                                              100.0%
                                                            ==============


                 See notes to schedules of investments.

MID CAP GROWTH
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------


                                              SHARES         VALUE
                                           ------------- --------------

COMMON STOCKS (96.8%)
AEROSPACE & DEFENSE (2.2%)
BE Aerospace, Inc. *                             63,250   $  1,121,422
Precision Castparts Corp.                         8,200        783,346
                                                         --------------
                                                             1,904,768
                                                         --------------

BIOTECHNOLOGY (1.1%)
United Therapeutics Corp. *                      22,500        957,150
                                                         --------------

CAPITAL MARKETS (3.3%)
T Rowe Price Group, Inc.                         24,700      1,203,631
Waddell & Reed Financial, Inc.,
   Class A                                       60,750      1,704,645
                                                         --------------
                                                             2,908,276
                                                         --------------

CHEMICALS (2.9%)
CF Industries Holdings, Inc.                     14,100      1,173,825
FMC Corp.                                        27,000      1,379,700
                                                         --------------
                                                             2,553,525
                                                         --------------

COMMERCIAL SERVICES & SUPPLIES (3.6%)
Corrections Corp. of America *                   81,500      1,951,110
Stericycle, Inc. *                               23,050      1,207,128
                                                         --------------
                                                             3,158,238
                                                         --------------

COMMUNICATIONS EQUIPMENT (2.3%)
CommScope, Inc. *                                33,750        911,925
Juniper Networks, Inc. *                         45,270      1,154,838
                                                         --------------
                                                             2,066,763
                                                         --------------

COMPUTERS & PERIPHERALS (3.1%)
NetApp, Inc. *                                   46,650      1,261,883
Seagate Technology                              108,300      1,510,785
                                                         --------------
                                                             2,772,668
                                                         --------------

CONSTRUCTION & ENGINEERING (0.9%)
URS Corp. *                                      21,050        818,003
                                                         --------------

CONTAINERS & PACKAGING (1.3%)
Owens-Illinois, Inc. *                           36,550      1,165,214
                                                         --------------

DISTRIBUTORS (1.8%)
LKQ Corp. *                                      91,150      1,574,160
                                                         --------------

DIVERSIFIED CONSUMER SERVICES (1.8%)
Apollo Group, Inc., Class A *                    28,100      1,604,510
                                                         --------------

DIVERSIFIED FINANCIAL SERVICES (1.2%)
IntercontinentalExchange, Inc. *                 10,450      1,046,986
                                                         --------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (1.0%)
TW Telecom, Inc. *                               69,087        870,496
                                                         --------------

                                    Continued

                                              SHARES         VALUE
                                           ------------- --------------

COMMON STOCKS, CONTINUED
ELECTRIC UTILITIES (1.1%)
PPL Corp.                                        33,750   $    993,600
                                                         --------------

ELECTRICAL COMPONENTS & EQUIPMENT
   (0.8%)
General Cable Corp. *                            22,450        699,093
                                                         --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (1.7%)
Mettler-Toledo International, Inc. *             15,500      1,511,250
                                                         --------------

ENERGY EQUIPMENT & SERVICES (5.3%)
Core Laboratories NV                              9,850      1,027,355
Noble Corp.                                      47,750      1,945,335
Oceaneering International, Inc. *                33,750      1,724,625
                                                         --------------
                                                             4,697,315
                                                         --------------

FOOD PRODUCTS (1.2%)
HJ Heinz Co.                                     26,700      1,074,408
                                                         --------------

HEALTHCARE EQUIPMENT & SUPPLIES (4.1%)
CR Bard, Inc.                                    12,700        953,389
DENTSPLY International, Inc.                     51,150      1,685,904
Gen-Probe, Inc. *                                23,050        961,646
                                                         --------------
                                                             3,600,939
                                                         --------------

HEALTHCARE PROVIDERS & SERVICES (1.7%)
Express Scripts, Inc. *                          19,150      1,530,468
                                                         --------------

HOTELS RESTAURANTS & LEISURE (1.6%)
Burger King Holdings, Inc.                       82,900      1,422,564
                                                         --------------

HOUSEHOLD DURABLES (1.4%)
Snap-On, Inc.                                    34,850      1,273,070
                                                         --------------

HOUSEHOLD PRODUCTS (1.5%)
Church & Dwight Co., Inc.                        23,650      1,345,212
                                                         --------------

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS (1.3%)
NRG Energy, Inc. *                               50,650      1,164,444
                                                         --------------

INDUSTRIAL CONGLOMERATES (2.1%)
McDermott International, Inc. *                  81,500      1,811,745
                                                         --------------

INSURANCE (1.2%)
AON Corp.                                        28,400      1,093,684
                                                         --------------

INTERNET SOFTWARE & SERVICES (1.0%)
Equinix, Inc. *                                  10,000        853,200
                                                         --------------

IT SERVICES (3.9%)
Cognizant Technology Solutions
   Corp., Class A *                              59,000      2,280,350

                                    Continued

MID CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------


                                              SHARES         VALUE
                                           ------------- --------------

COMMON STOCKS, CONTINUED
IT SERVICES, CONTINUED
Paychex, Inc.                                    41,100   $  1,167,651
                                                         --------------
                                                             3,448,001
                                                         --------------

LIFE SCIENCES TOOLS & SERVICES (3.0%)
Covance, Inc. *                                  23,341      1,206,263
PerkinElmer, Inc.                                77,050      1,433,900
                                                         --------------
                                                             2,640,163
                                                         --------------

MACHINERY (3.1%)
ITT Corp.                                        27,800      1,409,460
Joy Global, Inc.                                 26,100      1,315,701
                                                         --------------
                                                             2,725,161
                                                         --------------

METALS & MINING (0.9%)
Cliffs Natural Resources, Inc.                   21,208        754,369
                                                         --------------

MULTILINE RETAIL (1.2%)
Dollar Tree, Inc. *                              23,650      1,067,324
                                                         --------------

OIL & GAS (3.5%)
Range Resources Corp.                            33,750      1,689,188
Ultra Petroleum Corp. *                          29,000      1,407,950
                                                         --------------
                                                             3,097,138
                                                         --------------

PERSONAL PRODUCTS (1.5%)
Herbalife, Ltd.                                  38,500      1,295,525
                                                         --------------

PROFESSIONAL SERVICES (1.3%)
FTI Consulting, Inc. *                           28,650      1,169,206
                                                         --------------

REAL ESTATE INVESTMENT TRUSTS (2.1%)
Digital Realty Trust, Inc.                       40,500      1,827,765
                                                         --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (6.1%)
Broadcom Corp., Class A *                        32,400        862,164
Lam Research Corp. *                             26,600        896,952
Marvell Technology Group, Ltd. *                 56,200        771,064
National Semiconductor Corp.                     72,500        938,150
Nvidia Corp. *                                   67,500        807,300
Varian Semiconductor Equipment
   Associates, Inc. *                            39,400      1,118,566
                                                         --------------
                                                             5,394,196
                                                         --------------

SOFTWARE (5.7%)
Autodesk, Inc. *                                 48,000      1,196,640
Citrix Systems, Inc. *                           23,400        860,184
Intuit, Inc. *                                   64,700      1,880,829
Nuance Communications, Inc. *                    81,500      1,068,465
                                                         --------------
                                                             5,006,118
                                                         --------------

SPECIALTY RETAIL (7.0%)
Aeropostale, Inc. *                              36,550      1,371,722

                                    Continued


                                              SHARES         VALUE
                                           ------------- --------------

COMMON STOCKS, CONTINUED
SPECIALTY RETAIL, CONTINUED
GameStop Corp., Class A *                        52,250   $  1,269,152
Guess?, Inc.                                     52,250      1,909,738
TJX Cos., Inc.                                   42,250      1,578,038
                                                         --------------
                                                             6,128,650
                                                         --------------

TEXTILES APPAREL & LUXURY GOODS (1.8%)
Warnaco Group, Inc. (The) *                      38,500      1,560,405
                                                         --------------

TRANSPORT-TRUCK (1.0%)
Con-way, Inc.                                    26,200        864,338
                                                         --------------

WIRELESS TELECOMMUNICATION SERVICES
   (2.2%)
American Tower Corp., Class A *                  51,750      1,905,435
                                                         --------------

TOTAL COMMON STOCKS                                         85,355,543
                                                         --------------

INVESTMENTS IN AFFILIATES (3.0%)
Fifth Third Institutional Money
   Market Fund (a)                            2,635,153      2,635,153
                                                         --------------

TOTAL INVESTMENTS IN AFFILIATES                              2,635,153
                                                         --------------

TOTAL INVESTMENTS (COST $89,544,080) - 99.8%                87,990,696

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                   219,068
                                                         --------------

NET ASSETS - 100.0%                                       $ 88,209,764
                                                         ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


At October 31, 2009, Mid Cap Growth's investments were in the following countries:

COUNTRY
-----------------------------------------------------------------------
Bermuda                                                           0.9%
Cayman Islands                                                    3.2%
Netherlands                                                       1.2%
United States                                                    94.7%
                                                         --------------
TOTAL                                                           100.0%
                                                         ==============


                See notes to schedules of investments.

QUALITY GROWTH
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------


                                               SHARES          VALUE
                                            -------------  ---------------

COMMON STOCKS (98.2%)
AUTO COMPONENTS (1.0%)
Johnson Controls, Inc.                           125,000      $ 2,990,000
                                                           ---------------

BIOTECHNOLOGY (2.7%)
Amgen, Inc. *                                     75,000        4,029,750
Gilead Sciences, Inc. *                           95,000        4,042,250
                                                           ---------------
                                                                8,072,000
                                                           ---------------

CAPITAL MARKETS (2.7%)
BlackRock, Inc.                                   22,000        4,762,780
T Rowe Price Group, Inc.                          70,000        3,411,100
                                                           ---------------
                                                                8,173,880
                                                           ---------------

CHEMICALS (2.9%)
Monsanto Co.                                      63,000        4,232,340
Praxair, Inc.                                     55,000        4,369,200
                                                           ---------------
                                                                8,601,540
                                                           ---------------

COMMERCIAL SERVICES & SUPPLIES (1.2%)
Stericycle, Inc. *                                70,000        3,665,900
                                                           ---------------

COMMUNICATIONS EQUIPMENT (6.4%)
Cisco Systems, Inc. *                            490,000       11,196,500
Juniper Networks, Inc. *                         165,000        4,209,150
Qualcomm, Inc.                                    90,000        3,726,900
                                                           ---------------
                                                               19,132,550
                                                           ---------------

COMPUTERS & PERIPHERALS (11.1%)
Apple, Inc. *                                     49,000        9,236,500
EMC Corp. *                                      350,000        5,764,500
Hewlett-Packard Co.                              190,000        9,017,400
International Business Machines
   Corp.                                          77,000        9,286,970
                                                           ---------------
                                                               33,305,370
                                                           ---------------

CONSTRUCTION & ENGINEERING (1.3%)
Fluor Corp.                                       88,000        3,908,960
                                                           ---------------

DIVERSIFIED FINANCIAL SERVICES (1.5%)
JPMorgan Chase & Co.                             110,000        4,594,700
                                                           ---------------

ENERGY EQUIPMENT & SERVICES (1.0%)
Nabors Industries, Ltd. *                        140,000        2,916,200
                                                           ---------------

FOOD & STAPLES RETAILING (2.7%)
Kroger Co. (The)                                 160,000        3,700,800
Walgreen Co.                                     120,000        4,539,600
                                                           ---------------
                                                                8,240,400
                                                           ---------------

FOOD PRODUCTS (4.6%)
General Mills, Inc.                               80,000        5,273,600
HJ Heinz Co.                                      70,000        2,816,800
Kellogg Co.                                      110,000        5,669,400
                                                           ---------------
                                                               13,759,800
                                                           ---------------
                                    Continued


                                               SHARES          VALUE
                                            -------------  ---------------

COMMON STOCKS, CONTINUED
HEALTHCARE EQUIPMENT & SUPPLIES (3.3%)
Alcon, Inc.                                       35,000      $ 4,997,650
Baxter International, Inc.                        92,000        4,973,520
                                                           ---------------
                                                                9,971,170
                                                           ---------------

HEALTHCARE PROVIDERS & SERVICES (2.8%)
Express Scripts, Inc. *                           65,000        5,194,800
UnitedHealth Group, Inc.                         125,000        3,243,750
                                                           ---------------
                                                                8,438,550
                                                           ---------------

HOTELS RESTAURANTS & LEISURE (2.4%)
Burger King Holdings, Inc.                       140,000        2,402,400
McDonald's Corp.                                  85,000        4,981,850
                                                           ---------------
                                                                7,384,250
                                                           ---------------

HOUSEHOLD PRODUCTS (2.9%)
Colgate-Palmolive Co.                             71,054        5,586,976
Procter & Gamble Co. (The)                        55,000        3,190,000
                                                           ---------------
                                                                8,776,976
                                                           ---------------

INTERNET & CATALOG RETAIL (1.6%)
Amazon.com, Inc. *                                40,000        4,752,400
                                                           ---------------

INTERNET SOFTWARE & SERVICES (3.2%)
Google, Inc., Class A *                           18,000        9,650,160
                                                           ---------------

IT SERVICES (1.0%)
Visa, Inc., Class A                               40,000        3,030,400
                                                           ---------------

LIFE SCIENCES TOOLS & SERVICES (2.1%)
Illumina, Inc. *                                 110,000        3,531,000
Thermo Fisher Scientific, Inc. *                  65,000        2,925,000
                                                           ---------------
                                                                6,456,000
                                                           ---------------

MACHINERY (4.9%)
Danaher Corp.                                     70,000        4,776,100
Flowserve Corp.                                   50,000        4,910,500
Illinois Tool Works, Inc.                        110,000        5,051,200
                                                           ---------------
                                                               14,737,800
                                                           ---------------

MEDIA (2.0%)
Time Warner, Inc.                                100,000        3,012,000
Walt Disney Co. (The)                            110,000        3,010,700
                                                           ---------------
                                                                6,022,700
                                                           ---------------

METALS & MINING (1.8%)
Freeport-McMoRan Copper & Gold,
   Inc. *                                         72,000        5,281,920
                                                           ---------------

MULTILINE RETAIL (1.5%)
Kohl's Corp. *                                    80,000        4,577,600
                                                           ---------------

                                    Continued

QUALITY GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------


                                               SHARES          VALUE
                                            -------------  ---------------

COMMON STOCKS, CONTINUED
MULTI-UTILITIES (1.2%)
MDU Resources Group, Inc.                        170,000    $   3,527,500
                                                           ---------------

OIL & GAS (5.3%)
Anadarko Petroleum Corp.                          90,000        5,483,700
Consol Energy, Inc.                               60,000        2,568,600
Occidental Petroleum Corp.                        55,000        4,173,400
Southwestern Energy Co. *                         85,000        3,704,300
                                                           ---------------
                                                               15,930,000
                                                           ---------------

OIL COMPANY-EXPLORATION &
   PRODUCTION (1.2%)
PetroHawk Energy Corp. *                         154,543        3,634,851
                                                           ---------------

PERSONAL PRODUCTS (1.5%)
Estee Lauder Cos., Inc. (The),
   Class A                                       110,000        4,675,000
                                                           ---------------

PHARMACEUTICALS (2.3%)
Johnson & Johnson                                115,000        6,790,750
                                                           ---------------

ROAD & RAIL (1.4%)
Union Pacific Corp.                               75,000        4,135,500
                                                           ---------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (5.2%)
Broadcom Corp., Class A *                        165,000        4,390,650
Intel Corp.                                      410,000        7,835,100
Varian Semiconductor Equipment
   Associates, Inc. *                            120,000        3,406,800
                                                           ---------------
                                                               15,632,550
                                                           ---------------

SOFTWARE (6.5%)
Microsoft Corp.                                  470,000       13,033,100
Oracle Corp.                                     310,000        6,541,000
                                                           ---------------
                                                               19,574,100
                                                           ---------------

SPECIALTY RETAIL (2.3%)
Best Buy Co., Inc.                                90,000        3,436,200
O'Reilly Automotive, Inc. *                       95,000        3,541,600
                                                           ---------------
                                                                6,977,800
                                                           ---------------

TEXTILES APPAREL & LUXURY GOODS (1.3%)
Nike, Inc., Class B                               65,000        4,041,700
                                                           ---------------

TRADING COMPANIES & DISTRIBUTORS (1.4%)
Fastenal Co.                                     120,000        4,140,000
                                                           ---------------

TOTAL COMMON STOCKS                                           295,500,977
                                                           ---------------


                                    Continued


                                             PRINCIPAL
                                               AMOUNT          VALUE
                                            -------------  ---------------

ASSET-BACKED SECURITIES (0.0%)
MANUFACTURED HOUSING ABS OTHER (0.0%)
Green Tree Financial Corp., Series
   1995-4, Class M1, 7.60%, 6/15/25 (a)        $ 117,187     $    115,484
                                                           ---------------

OTHER ABS (0.0%)
Aerco, Ltd., Series 2A, Class A3,
   0.71%, 7/15/25 * (a) (b) (d)                   70,048           34,324
                                                           ---------------

TOTAL ASSET-BACKED SECURITIES                                     149,808
                                                           ---------------

CORPORATE BONDS (0.1%)
COMMERCIAL BANKS-CENTRAL U.S. (0.1%)
Bank One Capital III, 8.75%, 9/1/30              165,792          186,747
                                                           ---------------

TOTAL CORPORATE BONDS                                             186,747
                                                           ---------------

MORTGAGE-BACKED SECURITIES (0.4%)
WL COLLATERAL CMO OTHER (0.3%)
Indymac Index Mortgage Loan Trust,
   Series 2005-AR9, Class 1A1, 3.44%,
   7/25/35 (a)                                   121,999           70,468
JP Morgan Mortgage Trust, Series
   2005-A1, Class 2A1, 4.81%,
   2/25/35 (a)                                   221,770          208,585
Morgan Stanley Mortgage Loan Trust,
   Series 2004-4, Class 3A, 5.00%,
   8/25/19                                       470,530          472,148
                                                           ---------------
                                                                  751,201
                                                           ---------------

WL COLLATERAL CMO SEQUENTIAL (0.1%)
Countrywide Alternative Loan Trust,
   Series 2005-74T1, Class A1, 6.00%,
   1/25/36                                       292,371          222,841
Countrywide Alternative Loan Trust,
   Series 2005-J3, Class 3A1, 6.50%,
   9/25/34                                       120,031          104,840
                                                           ---------------
                                                                  327,681
                                                           ---------------

WL COLLATERAL SUPPORT (0.0%)
Bear Stearns Alt-A Trust, Series
   2005-9, Class 21A2, 3.53%,
   11/25/35 (a)                                  113,752           25,938
                                                           ---------------

TOTAL MORTGAGE-BACKED SECURITIES                                1,104,820
                                                           ---------------

U.S. GOVERNMENT AGENCIES (0.3%)
FANNIE MAE (0.2%)
5.50%, 4/25/37                                   256,606          263,866
6.00%, 8/25/33 (a)                               275,216          271,421
                                                           ---------------
                                                                  535,287
                                                           ---------------

FREDDIE MAC (0.1%)
5.50%, 3/15/35                                   222,635          234,045
                                                           ---------------

                                    Continued

QUALITY GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT           VALUE
                                            -------------  --------------

U.S. GOVERNMENT AGENCIES, CONTINUED
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (0.0%)
0.48%, 4/16/46, , IO (a) (d)                 $ 3,126,686     $    91,612
                                                           --------------

TOTAL U.S. GOVERNMENT AGENCIES                                   860,944
                                                           --------------

                                               SHARES
                                            -------------
INVESTMENTS IN AFFILIATES (1.1%)
Fifth Third Institutional Money
   Market Fund (c)                             3,348,991       3,348,991
                                                           --------------

TOTAL INVESTMENTS IN AFFILIATES                                3,348,991
                                                           --------------

TOTAL INVESTMENTS (COST $275,135,040) - 100.1%               301,152,287

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                  (315,182)
                                                           --------------

NET ASSETS - 100.0%                                        $ 300,837,105
                                                           ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2009.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d)  Illiquid Securities.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
CMO - Collateralized Mortgage Obligation
IO - Interest Only
WL - Whole Loan

DIVIDEND GROWTH
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------


                                             SHARES          VALUE
                                          -------------  --------------

COMMON STOCKS (98.3%)
AEROSPACE & DEFENSE (3.1%)
United Technologies Corp.                        3,890    $    239,040
                                                         --------------

AIR FREIGHT & LOGISTICS (1.9%)
CH Robinson Worldwide, Inc.                      1,160          63,928
United Parcel Service, Inc., Class B             1,590          85,351
                                                         --------------
                                                               149,279
                                                         --------------

BEVERAGES (3.1%)
Coca-Cola Co. (The)                              3,140         167,394
Diageo PLC ADR                                   1,160          75,423
                                                         --------------
                                                               242,817
                                                         --------------

BIOTECHNOLOGY (0.9%)
Amgen, Inc. *                                    1,270          68,237
                                                         --------------

CAPITAL MARKETS (3.8%)
BlackRock, Inc.                                    560         121,234
Invesco, Ltd.                                    5,430         114,845
Lazard, Ltd., Class A                            1,670          63,042
                                                         --------------
                                                               299,121
                                                         --------------

CHEMICALS (5.7%)
Air Products & Chemicals, Inc.                   1,860         143,462
Ecolab, Inc.                                     2,710         119,132
Monsanto Co.                                       730          49,041
Praxair, Inc.                                    1,650         131,076
                                                         --------------
                                                               442,711
                                                         --------------

COMMERCIAL BANKS (1.7%)
US Bancorp                                       5,850         135,837
                                                         --------------

COMMUNICATIONS EQUIPMENT (3.2%)
Cisco Systems, Inc. *                            6,880         157,208
Qualcomm, Inc.                                   2,260          93,587
                                                         --------------
                                                               250,795
                                                         --------------

COMPUTERS & PERIPHERALS (5.7%)
Apple, Inc. *                                    1,190         224,315
International Business Machines
   Corp.                                         1,790         215,892
                                                         --------------
                                                               440,207
                                                         --------------

CONSTRUCTION & ENGINEERING (1.3%)
Fluor Corp.                                      2,340         103,943
                                                         --------------

DIVERSIFIED FINANCIAL SERVICES (5.3%)
CME Group, Inc.                                    350         105,914
JPMorgan Chase & Co.                             7,350         307,010
                                                         --------------
                                                               412,924
                                                         --------------




                                    Continued


                                             SHARES          VALUE
                                          -------------  --------------

COMMON STOCKS, CONTINUED
DIVERSIFIED TELECOMMUNICATION SERVICES
   (1.8%)
AT&T, Inc.                                       5,540       $ 142,212
                                                         --------------

ELECTRIC UTILITIES (0.9%)
FPL Group, Inc.                                  1,340          65,794
                                                         --------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Schlumberger, Ltd.                               1,420          88,324
                                                         --------------

FOOD & STAPLES RETAILING (3.0%)
Walgreen Co.                                     2,440          92,305
Wal-Mart Stores, Inc.                            2,800         139,104
                                                         --------------
                                                               231,409
                                                         --------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.4%)
Alcon, Inc.                                        850         121,372
Medtronic, Inc.                                  1,910          68,187
                                                         --------------
                                                               189,559
                                                         --------------

HEALTHCARE PROVIDERS & SERVICES (0.9%)
UnitedHealth Group, Inc.                         2,790          72,400
                                                         --------------

HOTELS RESTAURANTS & LEISURE (1.2%)
McDonald's Corp.                                 1,640          96,120
                                                         --------------

HOUSEHOLD DURABLES (1.0%)
Snap-On, Inc.                                    2,130          77,809
                                                         --------------

HOUSEHOLD PRODUCTS (0.7%)
Procter & Gamble Co. (The)                         890          51,620
                                                         --------------

INSURANCE (1.5%)
MetLife, Inc.                                    3,350         114,000
                                                         --------------

INTERNET SOFTWARE & SERVICES (2.8%)
Google, Inc., Class A *                            400         214,448
                                                         --------------

IT SERVICES (0.9%)
Accenture PLC, Class A                           1,930          71,564
                                                         --------------

MACHINERY (2.9%)
Cummins, Inc.                                    2,150          92,579
Illinois Tool Works, Inc.                        2,810         129,035
                                                         --------------
                                                               221,614
                                                         --------------

MEDIA (1.2%)
Walt Disney Co. (The)                            3,440          94,153
                                                         --------------

METALS & MINING (0.6%)
Freeport-McMoRan Copper & Gold,
   Inc. *                                          610          44,750
                                                         --------------


                                    Continued

DIVIDEND GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------


                                             SHARES          VALUE
                                          -------------  --------------

COMMON STOCKS, CONTINUED
MULTI-UTILITIES (2.2%)
Wisconsin Energy Corp.                           3,990    $    174,243
                                                         --------------

OIL & GAS (11.3%)
Apache Corp.                                     1,710         160,945
Chevron Corp.                                    2,110         161,499
Exxon Mobil Corp.                                3,260         233,644
Marathon Oil Corp.                               2,060          65,858
Occidental Petroleum Corp.                       2,060         156,313
XTO Energy, Inc.                                 2,360          98,082
                                                         --------------
                                                               876,341
                                                         --------------

PERSONAL PRODUCTS (1.5%)
Alberto-Culver Co.                               4,440         119,081
                                                         --------------

PHARMACEUTICALS (6.1%)
Abbott Laboratories                              2,300         116,311
Johnson & Johnson                                3,740         220,847
Teva Pharmaceutical Industries,
   Ltd. ADR                                      2,790         140,839
                                                         --------------
                                                               477,997
                                                         --------------

REAL ESTATE INVESTMENT TRUSTS (0.6%)
HCP, Inc.                                        1,550          45,864
                                                         --------------

ROAD & RAIL (1.4%)
Canadian Pacific Railway, Ltd.                     850          36,644
CSX Corp.                                        1,720          72,550
                                                         --------------
                                                               109,194
                                                         --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (3.8%)
Analog Devices, Inc.                             2,870          73,558
Intel Corp.                                      5,430         103,767
Xilinx, Inc.                                     5,520         120,060
                                                         --------------
                                                               297,385
                                                         --------------

SOFTWARE (3.8%)
Microsoft Corp.                                  8,010         222,117
Oracle Corp.                                     3,550          74,905
                                                         --------------
                                                               297,022
                                                         --------------

SPECIALTY RETAIL (3.6%)
Best Buy Co., Inc.                               2,710         103,468
Gap, Inc. (The)                                  3,820          81,519
TJX Cos., Inc.                                   2,510          93,748
                                                         --------------
                                                               278,735
                                                         --------------

TEXTILES APPAREL & LUXURY GOODS (3.3%)
Nike, Inc., Class B                              1,670         103,841
VF Corp.                                         2,110         149,894
                                                         --------------
                                                               253,735
                                                         --------------


                                    Continued


                                             SHARES          VALUE
                                          -------------  --------------

COMMON STOCKS, CONTINUED
TOBACCO (1.2%)
Philip Morris International, Inc.                1,960     $    92,826
                                                         --------------

TRADING COMPANIES & DISTRIBUTORS
   (0.9%)
Fastenal Co.                                     1,890          65,205
                                                         --------------

TOTAL COMMON STOCKS                                          7,648,315
                                                         --------------

INVESTMENTS IN AFFILIATES (1%)
Fifth Third Institutional Money
   Market Fund (a)                              83,059          83,059
                                                         --------------

TOTAL INVESTMENTS IN AFFILIATES                                 83,059
                                                         --------------

TOTAL INVESTMENTS (COST $6,676,427) - 99.3%                  7,731,374

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                    50,616
                                                         --------------

NET ASSETS - 100.0%                                        $ 7,781,990
                                                         ==============


NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

The following abbreviation is used in the Schedule of
Investments:
ADR - American Depository Receipt

At October 31, 2009, Dividend Growth's investments were in the following countries:

COUNTRY
-----------------------------------------------------------------------
Bermuda                                                           0.8%
Canada                                                            0.5%
Great Britain                                                     1.0%
Ireland                                                           0.9%
Israel                                                            1.8%
Switzerland                                                       1.6%
United States                                                    93.4%
                                                         --------------
TOTAL                                                           100.0%
                                                         ==============


                     See notes to schedules of investments.

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------


                                             SHARES          VALUE
                                          -------------  --------------

COMMON STOCKS (94.1%)
AEROSPACE & DEFENSE (0.3%)
Ceradyne, Inc. *                                 5,800     $    93,496
                                                         --------------

AUTO COMPONENTS (0.8%)
Motorcar Parts of America, Inc. *               47,500         251,750
                                                         --------------

CAPITAL MARKETS (4.7%)
Gladstone Capital Corp.                         34,061         279,641
MVC Capital, Inc.                               28,286         259,665
Penson Worldwide, Inc. *                        31,781         309,865
Sanders Morris Harris Group, Inc.               52,209         303,334
SWS Group, Inc.                                 19,760         264,389
                                                         --------------
                                                             1,416,894
                                                         --------------

CHEMICALS (1.3%)
Quaker Chemical Corp.                           18,800         387,280
                                                         --------------

COMMERCIAL BANKS (9.8%)
Boston Private Financial Holdings,
   Inc.                                         33,000         196,350
Center Bancorp, Inc.                            28,262         219,878
Center Financial Corp.                          74,560         313,898
First Merchants Corp.                           22,090         135,191
Independent Bank Corp.                          16,282         346,318
MainSource Financial Group, Inc.                20,178         117,638
Northrim BanCorp, Inc.                          15,300         230,112
Pacific Continental Corp.                       34,455         375,559
Renasant Corp.                                  18,790         275,086
Rurban Financial Corp.                           9,376          71,258
Simmons First National Corp.,
   Class A                                       9,513         278,350
South Financial Group, Inc. (The)              143,500         114,800
Southcoast Financial Corp. *                    19,272          82,002
Washington Trust Bancorp, Inc.                  13,165         197,738
                                                         --------------
                                                             2,954,178
                                                         --------------

COMMERCIAL SERVICES & SUPPLIES (5.4%)
Barrett Business Services, Inc.                 37,174         431,218
CBIZ, Inc. *                                    45,655         321,411
Cornell Cos., Inc. *                            14,200         324,328
Schawk, Inc.                                    23,103         226,872
Spherion Corp. *                                63,900         316,305
                                                         --------------
                                                             1,620,134
                                                         --------------

COMMUNICATIONS EQUIPMENT (2.2%)
   Exfo Electro Optical Engineering,
   Inc. *                                       85,000         311,100
Symmetricom, Inc. *                             71,220         341,144
                                                         --------------
                                                               652,244
                                                         --------------

COMPUTERS & PERIPHERALS (0.3%)
ActivIdentity Corp. *                           44,955         102,048
                                                         --------------


                                    Continued


                                             SHARES          VALUE
                                          -------------  --------------

COMMON STOCKS, CONTINUED
DISTRIBUTORS (1.2%)
Audiovox Corp., Class A *                       56,308       $ 363,750
                                                         --------------

DIVERSIFIED CONSUMER SERVICES (1.0%)
Stewart Enterprises, Inc., Class A              67,100         307,318
                                                         --------------

DIVERSIFIED FINANCIAL SERVICES (0.8%)
NGP Capital Resources Co.                       35,931         257,266
                                                         --------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (0.6%)
Iowa Telecommunications Services,
   Inc.                                         16,500         194,205
                                                         --------------

ELECTRIC-INTEGRATED (0.6%)
Pike Electric Corp. *                           15,100         189,505
                                                         --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (5.5%)
CTS Corp.                                       30,038         269,140
MTS Systems Corp.                                9,700         257,050
OSI Systems, Inc. *                             16,172         317,456
PAR Technology Corp. *                          46,085         251,163
TTM Technologies, Inc. *                        28,574         290,598
Zygo Corp. *                                    39,842         275,308
                                                         --------------
                                                             1,660,715
                                                         --------------

ENERGY EQUIPMENT & SERVICES (2.2%)
ION Geophysical Corp. *                         89,300         342,019
Mitcham Industries, Inc. *                      42,600         308,850
                                                         --------------
                                                               650,869
                                                         --------------

FOOD & STAPLES RETAILING (1.2%)
Nash Finch Co.                                  13,020         377,320
                                                         --------------

FOOD PRODUCTS (3.9%)
B&G Foods, Inc., Class A                        35,833         279,856
Inventure Group, Inc. (The) *                   84,700         203,280
Monterey Gourmet Foods, Inc. *                  68,576         183,783
Overhill Farms, Inc. *                          92,128         503,019
                                                         --------------
                                                             1,169,938
                                                         --------------

GAS-DISTRIBUTION (1.0%)
Chesapeake Utilities Corp.                       9,615         304,603
                                                         --------------

HEALTHCARE EQUIPMENT & SUPPLIES (3.7%)
Angiodynamics, Inc. *                           20,261         305,941
Greatbatch, Inc. *                              11,850         233,090
Medical Action Industries, Inc. *               35,283         385,996
National Dentex Corp. *                         22,101         176,808
                                                         --------------
                                                             1,101,835
                                                         --------------



                                    Continued

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------


                                             SHARES          VALUE
                                          -------------  --------------

COMMON STOCKS, CONTINUED
HEALTHCARE PROVIDERS & SERVICES (1.8%)
American Dental Partners, Inc. *                18,414    $    218,942
Cross Country Healthcare, Inc. *                23,290         192,375
Res-Care, Inc. *                                10,920         131,368
                                                         --------------
                                                               542,685
                                                         --------------

HEALTHCARE TECHNOLOGY (0.9%)
Omnicell, Inc. *                                28,700         282,408
                                                         --------------

HOTELS RESTAURANTS & LEISURE (1.9%)
Benihana, Inc., Class A *                       67,378         326,109
Frisch's Restaurants, Inc.                      11,146         261,374
                                                         --------------
                                                               587,483
                                                         --------------

HOUSEHOLD PRODUCTS (1.5%)
Inter Parfums, Inc.                             17,200         211,216
Prestige Brands Holdings, Inc. *                33,600         227,136
                                                         --------------
                                                               438,352
                                                         --------------

INSURANCE (3.7%)
Amerisafe, Inc. *                               15,741         291,838
Meadowbrook Insurance Group, Inc.               59,682         401,660
SeaBright Insurance Holdings, Inc. *            37,772         422,291
                                                         --------------
                                                             1,115,789
                                                         --------------

INTERNET SOFTWARE & SERVICES (1.8%)
Infospace, Inc. *                               19,800         169,686
Perficient, Inc. *                              47,400         385,836
                                                         --------------
                                                               555,522
                                                         --------------

IT SERVICES (2.0%)
Ciber, Inc. *                                   65,687         211,512
Ness Technologies, Inc. *                       57,584         379,479
                                                         --------------
                                                               590,991
                                                         --------------

MACHINERY (2.2%)
EnPro Industries, Inc. *                        10,800         243,864
Flanders Corp. *                                46,774         235,741
Flow International Corp. *                      73,300         176,653
                                                         --------------
                                                               656,258
                                                         --------------

MARINE (0.9%)
StealthGas, Inc.                                44,393         285,003
                                                         --------------

MEDIA (1.0%)
Dolan Media Co. *                               24,237         289,390
                                                         --------------

OIL & GAS (2.8%)
Gulfport Energy Corp. *                         59,500         453,985
Rosetta Resources, Inc. *                       27,700         374,781
                                                         --------------
                                                               828,766
                                                         --------------

                                    Continued

                                             SHARES          VALUE
                                          -------------  --------------

COMMON STOCKS, CONTINUED
PAPER & FOREST PRODUCTS (0.8%)
Glatfelter                                      21,600    $    228,312
                                                         --------------

REAL ESTATE INVESTMENT TRUSTS (3.9%)
Cedar Shopping Centers, Inc.                    46,700         283,469
Hersha Hospitality Trust                        89,281         228,559
MHI Hospitality Corp.                           53,020          94,376
Monmouth Real Estate Investment
   Corp., Class A                               59,071         401,092
U-Store-It Trust                                27,760         158,232
                                                         --------------
                                                             1,165,728
                                                         --------------

RETAIL-APPAREL/SHOE (0.4%)
Kenneth Cole Productions, Inc.,
   Class A                                      11,600         110,316
                                                         --------------

RETAIL-CONVENIENCE STORE (0.9%)
Susser Holdings Corp. *                         23,900         284,171
                                                         --------------

ROAD & RAIL (4.3%)
Celadon Group, Inc. *                           43,830         427,781
Marten Transport, Ltd. *                        13,185         231,265
Saia, Inc. *                                    25,850         378,961
USA Truck, Inc. *                               22,100         248,183
                                                         --------------
                                                             1,286,190
                                                         --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (8.0%)
Applied Micro Circuits Corp. *                  29,790         232,958
AXT, Inc. *                                    211,200         487,872
IXYS Corp. *                                    37,048         248,222
Rudolph Technologies, Inc. *                    53,414         338,645
Semitool, Inc. *                                84,497         596,549
Ultratech, Inc. *                               22,744         293,852
White Electronic Designs Corp. *                51,211         224,816
                                                         --------------
                                                             2,422,914
                                                         --------------

SOFTWARE (2.0%)
American Software, Inc., Class A                53,800         349,700
THQ, Inc. *                                     45,900         240,057
                                                         --------------
                                                               589,757
                                                         --------------

SPECIALTY RETAIL (1.3%)
Casual Male Retail Group, Inc. *                27,800          69,778
Group 1 Automotive, Inc.                         8,100         205,902
Stein Mart, Inc. *                              12,064         114,608
                                                         --------------
                                                               390,288
                                                         --------------

TEXTILES APPAREL & LUXURY GOODS (1.5%)
Brown Shoe Co., Inc.                            44,500         461,465
                                                         --------------

THRIFTS & MORTGAGE FINANCE (3.3%)
Berkshire Hills Bancorp, Inc.                   15,990         328,595

                                    Continued

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------


                                             SHARES          VALUE
                                          -------------  --------------

COMMON STOCKS, CONTINUED
THRIFTS & MORTGAGE FINANCE, CONTINUED
BofI Holding, Inc. *                            34,950    $    291,483
United Western Bancorp, Inc.                    47,147         173,029
WSFS Financial Corp.                             7,060         194,856
                                                         --------------
                                                               987,963
                                                         --------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Aceto Corp.                                     35,722         197,900
                                                         --------------

TOTAL COMMON STOCKS                                         28,352,999
                                                         --------------

INVESTMENTS IN AFFILIATES (6.8%)
Fifth Third Institutional Money
   Market Fund (a)                           2,043,652       2,043,652
                                                         --------------

TOTAL INVESTMENTS IN AFFILIATES                              2,043,652
                                                         --------------

TOTAL INVESTMENTS (COST $31,737,849) - 100.9%               30,396,651

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%                (263,892)
                                                         --------------

NET ASSETS - 100.0%                                       $ 30,132,759
                                                         ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


                See notes to schedules of investments.

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------


                                            SHARES         VALUE
                                         ------------- --------------

COMMON STOCKS (95.0%)
AEROSPACE & DEFENSE (4.5%)
AAR Corp. *                                    58,287   $  1,143,008
Ceradyne, Inc. *                               49,161        792,475
Orbital Sciences Corp. *                       78,175      1,006,894
                                                       --------------
                                                           2,942,377
                                                       --------------

CAPITAL MARKETS (2.4%)
Gladstone Capital Corp.                        85,633        703,047
SWS Group, Inc.                                66,586        890,921
                                                       --------------
                                                           1,593,968
                                                       --------------

CHEMICALS (3.1%)
Innophos Holdings, Inc.                        48,141        931,528
Olin Corp.                                     73,386      1,120,604
                                                       --------------
                                                           2,052,132
                                                       --------------

COMMERCIAL BANKS (10.3%)
Community Bank System, Inc.                    58,200      1,083,102
Glacier Bancorp, Inc.                          66,000        863,940
Marshall & Ilsley Corp.                       118,721        631,596
Old National Bancorp                           95,345        988,728
Renasant Corp.                                 59,723        874,345
TCF Financial Corp.                            69,457        821,676
United Bankshares, Inc.                        49,031        875,203
Whitney Holding Corp.                          83,165        667,815
                                                       --------------
                                                           6,806,405
                                                       --------------

COMMERCIAL SERVICES & SUPPLIES (1.9%)
Corrections Corp. of America *                 51,795      1,239,972
                                                       --------------

COMMUNICATIONS EQUIPMENT (3.0%)
Comtech Telecommunications Corp.               32,731      1,051,320
Harmonic, Inc. *                              178,680        938,070
                                                       --------------
                                                           1,989,390
                                                       --------------

CONSTRUCTION & ENGINEERING (2.1%)
Insituform Technologies, Inc.,
   Class A *                                   65,712      1,393,094
                                                       --------------

DIVERSIFIED CONSUMER SERVICES (1.2%)
Stewart Enterprises, Inc., Class A *          167,498        767,141
                                                       --------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (1.3%)
Iowa Telecommunications Services,
   Inc.                                        74,219        873,558
                                                       --------------

ELECTRIC UTILITIES (2.9%)
Cleco Corp.                                    42,312      1,047,222
Westar Energy, Inc. *                          44,467        851,543
                                                       --------------
                                                           1,898,765
                                                       --------------


                                    Continued


                                             SHARES         VALUE
                                          ------------- --------------

COMMON STOCKS, CONTINUED
ELECTRICAL COMPONENTS & EQUIPMENT
   (1.6%)
EnerSys *                                      48,682   $  1,075,872
                                                       --------------

ELECTRIC-INTEGRATED (1.8%)
Pike Electric Corp. *                          91,619      1,149,818
                                                       --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (2.8%)
CTS Corp.                                      94,109        843,217
MTS Systems Corp.                              38,630      1,023,695
                                                       --------------
                                                           1,866,912
                                                       --------------

ENERGY EQUIPMENT & SERVICES (1.2%)
Oil States International, Inc. *               23,403        805,999
                                                       --------------

FOOD & STAPLES RETAILING (2.8%)
Casey's General Stores, Inc.                   28,882        910,650
Nash Finch Co.                                 32,491        941,589
                                                       --------------
                                                           1,852,239
                                                       --------------

FOOD PRODUCTS (3.3%)
Corn Products International, Inc.              38,182      1,075,969
Fresh Del Monte Produce, Inc. *                49,445      1,073,451
                                                       --------------
                                                           2,149,420
                                                       --------------

GAS-DISTRIBUTION (1.4%)
Southern Union Co. *                           46,602        912,001
                                                       --------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.7%)
Conmed Corp.                                   47,771      1,012,267
Wright Medical Group, Inc. *                   46,626        757,673
                                                       --------------
                                                           1,769,940
                                                       --------------

HOUSEHOLD PRODUCTS (1.3%)
Prestige Brands Holdings, Inc. *              128,957        871,749
                                                       --------------

INSURANCE (5.6%)
Endurance Specialty Holdings, Ltd.             39,620      1,425,924
Platinum Underwriters Holdings, Ltd.           35,885      1,283,606
SeaBright Insurance Holdings, Inc.             86,250        964,275
                                                       --------------
                                                           3,673,805
                                                       --------------

INTERNET SOFTWARE & SERVICES (2.4%)
Earthlink, Inc.                               120,350        974,835
Valueclick, Inc. *                             59,534        585,815
                                                       --------------
                                                           1,560,650
                                                       --------------

MACHINERY (4.1%)
Albany International Corp., Class A            48,443        807,060
EnPro Industries, Inc. *                       47,914      1,081,898
Toro Co.                                       20,947        775,458
                                                       --------------
                                                           2,664,416
                                                       --------------

                                    Continued

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------


                                            SHARES         VALUE
                                         ------------- --------------

COMMON STOCKS, CONTINUED
MACHINERY-ELECTRICAL (1.5%)
Baldor Electric Co.                            37,325      $ 964,851
                                                       --------------

MARINE (1.2%)
Alexander & Baldwin, Inc.                      28,110        810,411
                                                       --------------

METALS & MINING (2.1%)
Coeur d'Alene Mines Corp. *                    50,178      1,007,574
Schnitzer Steel Industries, Inc.,
   Class A                                      9,054        391,495
                                                       --------------
                                                           1,399,069
                                                       --------------

MULTI-UTILITIES (1.5%)
Vectren Corp. *                                43,428        978,867
                                                       --------------

OIL & GAS (4.3%)
Holly Corp.                                    41,557      1,205,569
Rosetta Resources, Inc. *                      60,243        815,088
Tsakos Energy Navigation, Ltd.                 53,349        827,976
                                                       --------------
                                                           2,848,633
                                                       --------------

PAPER & FOREST PRODUCTS (1.3%)
Glatfelter                                     80,838        854,458
                                                       --------------

REAL ESTATE INVESTMENT TRUSTS (3.9%)
Brandywine Realty Trust                        68,754        657,288
LaSalle Hotel Properties                       49,594        851,033
U-Store-It Trust                               70,912        404,198
Weingarten Realty Investors                    34,251        633,644
                                                       --------------
                                                           2,546,163
                                                       --------------

ROAD & RAIL (4.3%)
Kansas City Southern *                         45,762      1,108,813
Marten Transport, Ltd. *                       48,073        843,201
Werner Enterprises, Inc.                       45,076        845,175
                                                       --------------
                                                           2,797,189
                                                       --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (1.3%)
Cabot Microelectronics Corp. *                 27,103        866,754
                                                       --------------

SOFTWARE (0.9%)
THQ, Inc. *                                   113,082        591,419
                                                       --------------

SPECIALTY RETAIL (1.7%)
Group 1 Automotive, Inc.                       21,780        553,648
Jo-Ann Stores, Inc. *                          22,229        591,736
                                                       --------------
                                                           1,145,384
                                                       --------------

TEXTILES APPAREL & LUXURY GOODS (4.7%)
Brown Shoe Co., Inc.                          120,142      1,245,872
Phillips-Van Heusen Corp.                      16,584        665,848


                                    Continued


                                             SHARES         VALUE
                                          ------------- --------------

COMMON STOCKS, CONTINUED
TEXTILES APPAREL & LUXURY GOODS,
   CONTINUED
Skechers U.S.A., Inc., Class A                 55,008   $  1,200,275
                                                       --------------
                                                           3,111,995
                                                       --------------

THRIFTS & MORTGAGE FINANCE (1.2%)
NewAlliance Bancshares, Inc.                   74,186        821,981
                                                       --------------

WATER (1.4%)
American Water Works Co., Inc.                 47,143        894,303
                                                       --------------

TOTAL COMMON STOCKS                                       62,541,100
                                                       --------------

INVESTMENTS IN AFFILIATES (5.4%)
Fifth Third Institutional Money
   Market Fund (a)                          3,535,335      3,535,335
                                                       --------------

TOTAL INVESTMENTS IN AFFILIATES                            3,535,335
                                                       --------------

TOTAL INVESTMENTS (COST $64,408,407) - 100.4%             66,076,435

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%              (242,736)
                                                       --------------

NET ASSETS - 100.0%                                     $ 65,833,699
                                                       ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


At October 31, 2009, Small Cap Value's investments were in the following countries:

COUNTRY
----------------------------------------------------------------------
Bermuda                                                          5.4%
Cayman Islands                                                   1.6%
United States                                                   93.0%
                                                         --------------
TOTAL                                                          100.0%
                                                        ==============


               See notes to schedules of investments.

ALL CAP VALUE
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                       -------------  --------------

COMMON STOCKS (97.4%)
AEROSPACE & DEFENSE (2.8%)
AAR Corp. *                                   85,973  $    1,685,931
Ceradyne, Inc. *                              19,363         312,132
General Dynamics Corp.                         9,682         607,061
United Technologies Corp.                     19,363       1,189,856
                                                      --------------
                                                           3,794,980
                                                      --------------

BEVERAGES (0.7%)
Coca-Cola Enterprises, Inc.                   51,313         978,539
                                                      --------------

BIOTECHNOLOGY (1.6%)
Amgen, Inc. *                                 41,050       2,205,616
                                                      --------------

CABLE TV (0.2%)
Time Warner Cable, Inc.                        7,226         284,993
                                                      --------------

CAPITAL MARKETS (1.5%)
Lazard, Ltd., Class A                         19,363         730,953
Legg Mason, Inc.                              47,246       1,375,331
                                                      --------------
                                                           2,106,284
                                                      --------------

CHEMICALS (2.3%)
Dow Chemical Co. (The)                        69,708       1,636,744
E.I. du Pont de Nemours & Co.                 29,045         924,212
Lubrizol Corp.                                 7,745         515,507
                                                      --------------
                                                           3,076,463
                                                      --------------

COMMERCIAL BANKS (5.4%)
Keycorp                                      218,805       1,179,359
Marshall & Ilsley Corp.                      162,652         865,309
Old National Bancorp                          65,835         682,709
United Bankshares, Inc.                       23,236         414,763
US Bancorp                                    52,281       1,213,965
Wells Fargo & Co.                            112,098       3,084,937
                                                      --------------
                                                           7,441,042
                                                      --------------

COMMERCIAL SERVICES & SUPPLIES (1.4%)
Manpower, Inc.                                15,491         734,428
Pitney Bowes, Inc.                            46,472       1,138,564
                                                      --------------
                                                           1,872,992
                                                      --------------

COMMUNICATIONS EQUIPMENT (0.5%)
Symmetricom, Inc. *                          154,907         742,005
                                                      --------------

COMPUTERS & PERIPHERALS (1.1%)
Hewlett-Packard Co.                           32,918       1,562,288
                                                      --------------

CONSUMER FINANCE (0.9%)
Discover Financial Services                   87,135       1,232,089
                                                      --------------

DIVERSIFIED FINANCIAL SERVICES (6.5%)
Bank of America Corp.                        267,601       3,901,622
JPMorgan Chase & Co.                          99,140       4,141,078


                                    Continued


                                           SHARES         VALUE
                                       -------------  --------------

COMMON STOCKS, CONTINUED
DIVERSIFIED FINANCIAL SERVICES,
   CONTINUED
NYSE Euronext                                 31,756  $      820,893
                                                      --------------
                                                           8,863,593
                                                      --------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (5.0%)
AT&T, Inc.                                    91,008       2,336,175
CenturyTel, Inc.                              35,241       1,143,923
Qwest Communications International,
   Inc.                                      590,581       2,120,186
Verizon Communications, Inc.                  41,437       1,226,121
                                                      --------------
                                                           6,826,405
                                                      --------------

ELECTRIC UTILITIES (4.3%)
American Electric Power Co., Inc.             38,727       1,170,330
Duke Energy Corp.                             42,599         673,916
Edison International                          29,045         924,212
FirstEnergy Corp.                             30,981       1,340,858
FPL Group, Inc.                               19,363         950,723
Pepco Holdings, Inc.                          54,217         809,460
                                                      --------------
                                                           5,869,499
                                                      --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (0.6%)
Avnet, Inc. *                                 19,363         479,815
Vishay Intertechnology, Inc. *                58,090         361,901
                                                      --------------
                                                             841,716
                                                      --------------

ENERGY EQUIPMENT & SERVICES (5.8%)
Nabors Industries, Ltd. *                    103,013       2,145,761
Tidewater, Inc.                               34,854       1,452,366
Transocean, Ltd. *                            38,727       3,249,583
Weatherford International, Ltd. *             63,124       1,106,564
                                                      --------------
                                                           7,954,274
                                                      --------------

FOOD & STAPLES RETAILING (1.9%)
Safeway, Inc.                                 67,772       1,513,349
SUPERVALU, Inc.                               67,772       1,075,541
                                                      --------------
                                                           2,588,890
                                                      --------------

FOOD PRODUCTS (0.6%)
Tyson Foods, Inc., Class A                    69,708         872,744
                                                      --------------

HEALTHCARE EQUIPMENT & SUPPLIES (1.1%)
Hologic, Inc. *                               96,817       1,430,955
                                                      --------------

HEALTHCARE PROVIDERS & SERVICES (1.6%)
Omnicare, Inc.                                28,077         608,428
UnitedHealth Group, Inc.                      61,963       1,607,940
                                                      --------------
                                                           2,216,368
                                                      --------------

HOTELS RESTAURANTS & LEISURE (1.3%)
Carnival Corp.                                41,825       1,217,944


                                    Continued

ALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                           SHARES         VALUE
                                       -------------  --------------

COMMON STOCKS, CONTINUED
HOTELS RESTAURANTS & LEISURE,
   CONTINUED
Darden Restaurants, Inc.                      19,363       $ 586,893
                                                      --------------
                                                           1,804,837
                                                      --------------

HOUSEHOLD DURABLES (2.3%)
Snap-On, Inc.                                 17,427         636,608
Stanley Works (The)                           29,045       1,313,705
Tupperware Brands Corp.                       25,172       1,133,244
                                                      --------------
                                                           3,083,557
                                                      --------------

INDUSTRIAL CONGLOMERATES (4.0%)
3M Co.                                        19,363       1,424,536
General Electric Co.                         281,930       4,020,322
                                                      --------------
                                                           5,444,858
                                                      --------------

INSURANCE (4.6%)
Allstate Corp. (The)                          34,854       1,030,633
Hartford Financial Services Group,
   Inc.                                       38,727         949,586
MetLife, Inc.                                 31,739       1,080,078
Prudential Financial, Inc.                    31,756       1,436,324
Reinsurance Group of America, Inc.             9,754         449,659
Travelers Cos., Inc. (The)                    27,109       1,349,757
                                                      --------------
                                                           6,296,037
                                                      --------------

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Mattel, Inc.                                  42,599         806,399
                                                      --------------

MACHINERY (3.1%)
Caterpillar, Inc.                             27,109       1,492,621
Joy Global, Inc.                              25,947       1,307,988
Pall Corp.                                    44,536       1,413,573
                                                      --------------
                                                           4,214,182
                                                      --------------

MACHINERY-ELECTRICAL (0.2%)
Baldor Electric Co.                           11,618         300,325
                                                      --------------

MEDIA (1.7%)
Time Warner, Inc.                             28,787         867,065
Viacom, Inc., Class B *                       53,443       1,474,492
                                                      --------------
                                                           2,341,557
                                                      --------------

METALS & MINING (3.1%)
Alcoa, Inc.                                  188,211       2,337,581
Coeur d'Alene Mines Corp. *                   58,090       1,166,447
Schnitzer Steel Industries, Inc.,
   Class A                                    15,491         669,831
                                                      --------------
                                                           4,173,859
                                                      --------------

MULTI-UTILITIES (0.9%)
PG&E Corp.                                    30,981       1,266,813
                                                      --------------


                                    Continued



                                           SHARES         VALUE
                                       -------------  ---------------

COMMON STOCKS, CONTINUED
OIL & GAS (10.7%)
Apache Corp.                                  23,236  $    2,186,972
Chevron Corp.                                 38,727       2,964,165
ConocoPhillips                                61,963       3,109,303
Exxon Mobil Corp.                             50,345       3,608,226
Holly Corp.                                   19,363         561,721
XTO Energy, Inc.                              53,055       2,204,966
                                                      --------------
                                                          14,635,353
                                                      --------------

PHARMACEUTICALS (7.2%)
Forest Laboratories, Inc. *                   98,753       2,732,495
Johnson & Johnson                             29,045       1,715,107
Merck & Co., Inc.                             21,300         658,809
Pfizer, Inc.                                  77,453       1,319,025
Schering-Plough Corp.                        121,989       3,440,090
                                                      --------------
                                                           9,865,526
                                                      --------------

REAL ESTATE INVESTMENT TRUSTS (0.5%)
Annaly Capital Management, Inc.               42,599         720,349
                                                      --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (2.3%)
Cabot Microelectronics Corp. *                26,334         842,161
Intel Corp.                                   89,071       1,702,147
Teradyne, Inc. *                              77,453         648,282
                                                      --------------
                                                           3,192,590
                                                      --------------

SOFTWARE (3.8%)
Amdocs, Ltd. *                                58,090       1,463,868
Cadence Design Systems, Inc. *               116,180         709,860
Microsoft Corp.                               73,581       2,040,401
THQ, Inc. *                                  183,951         962,064
                                                      --------------
                                                           5,176,193
                                                      --------------

SPECIALTY RETAIL (1.2%)
American Eagle Outfitters, Inc.               29,045         507,997
Best Buy Co., Inc.                            28,658       1,094,162
                                                      --------------
                                                           1,602,159
                                                      --------------

TEXTILES APPAREL & LUXURY GOODS (2.1%)
Phillips-Van Heusen Corp.                     24,398         979,580
Skechers U.S.A., Inc., Class A *              21,300         464,766
VF Corp.                                      19,363       1,375,547
                                                      --------------
                                                           2,819,893
                                                      --------------

THRIFTS & MORTGAGE FINANCE (0.9%)
New York Community Bancorp, Inc.             116,180       1,253,582
                                                      --------------

TOBACCO (1.1%)
Altria Group, Inc.                            85,199       1,542,954
                                                      --------------

TOTAL COMMON STOCKS                                      133,302,758
                                                      --------------


                                    Continued

ALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                       -------------  --------------

INVESTMENTS IN AFFILIATES (0.8%)
Fifth Third Institutional Money
   Market Fund (a)                         1,041,200  $    1,041,200
                                                      --------------

TOTAL INVESTMENTS IN AFFILIATES                            1,041,200
                                                      --------------

TOTAL INVESTMENTS (COST $135,144,394) - 98.2%            134,343,958

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%               2,459,287
                                                      --------------

NET ASSETS - 100.0%                                   $  136,803,245
                                                      ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


At October 31, 2009, All Cap Value's investments were in the following countries:


COUNTRY
--------------------------------------------------------------------
Bermuda                                                         2.1%
Guernsey, C.I.                                                  1.1%
Switzerland                                                     3.2%
United States                                                  93.6%
                                                      --------------
TOTAL                                                         100.0%
                                                      ==============




                     See notes to schedules of investments.

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

-------------------------------------------------------------------------


                                               SHARES          VALUE
                                             ------------  --------------

COMMON STOCKS (97.9%)
AEROSPACE & DEFENSE (3.4%)
General Dynamics Corp.                            83,428    $  5,230,936
Northrop Grumman Corp.                            53,824       2,698,197
United Technologies Corp.                         53,824       3,307,485
                                                           --------------
                                                              11,236,618
                                                           --------------

BIOTECHNOLOGY (1.7%)
Amgen, Inc. *                                    104,957       5,639,340
                                                           --------------

CAPITAL MARKETS (2.4%)
Ameriprise Financial, Inc.                       134,830       4,674,556
Morgan Stanley                                   101,190       3,250,223
                                                           --------------
                                                               7,924,779
                                                           --------------

CHEMICALS (2.3%)
Dow Chemical Co. (The)                           316,218       7,424,799
                                                           --------------

COMMERCIAL BANKS (5.0%)
US Bancorp                                       349,858       8,123,703
Wells Fargo & Co.                                302,312       8,319,626
                                                           --------------
                                                              16,443,329
                                                           --------------

COMMERCIAL SERVICES & SUPPLIES (1.3%)
Pitney Bowes, Inc.                               168,201       4,120,924
                                                           --------------

COMPUTERS & PERIPHERALS (2.2%)
Hewlett-Packard Co.                              154,745       7,344,198
                                                           --------------

CONSUMER FINANCE (1.3%)
Discover Financial Services                      296,033       4,185,907
                                                           --------------

DIVERSIFIED FINANCIAL SERVICES (5.4%)
Bank of America Corp.                            541,776       7,899,094
JPMorgan Chase & Co.                             237,365       9,914,736
                                                           --------------
                                                              17,813,830
                                                           --------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (5.3%)
CenturyTel, Inc.                                 124,334       4,035,882
Qwest Communications International,
   Inc.                                          966,145       3,468,460
Verizon Communications, Inc.                     333,710       9,874,479
                                                           --------------
                                                              17,378,821
                                                           --------------

ELECTRIC UTILITIES (2.1%)
Edison International                              87,464       2,783,104
FirstEnergy Corp.                                 95,538       4,134,885
                                                           --------------
                                                               6,917,989
                                                           --------------

ENERGY EQUIPMENT & SERVICES (3.3%)
Transocean, Ltd. *                                92,847       7,790,792
Weatherford International, Ltd. *                161,473       2,830,621
                                                           --------------
                                                              10,621,413
                                                           --------------

                                    Continued


                                               SHARES          VALUE
                                             ------------  --------------

COMMON STOCKS, CONTINUED
FOOD & STAPLES RETAILING (2.5%)
CVS Caremark Corp.                               126,487    $  4,464,991
SUPERVALU, Inc.                                  223,371       3,544,898
                                                           --------------
                                                               8,009,889
                                                           --------------

HEALTHCARE EQUIPMENT & SUPPLIES (0.9%)
Stryker Corp.                                     62,524       2,876,104
                                                           --------------

HEALTHCARE PROVIDERS & SERVICES (1.8%)
UnitedHealth Group, Inc.                         224,716       5,831,380
                                                           --------------

HOTELS RESTAURANTS & LEISURE (2.6%)
Carnival Corp.                                   168,201       4,898,013
Darden Restaurants, Inc.                         122,450       3,711,460
                                                           --------------
                                                               8,609,473
                                                           --------------

HOUSEHOLD PRODUCTS (0.7%)
Energizer Holdings, Inc. *                        34,986       2,129,598
                                                           --------------

INDUSTRIAL CONGLOMERATES (4.4%)
3M Co.                                            47,096       3,464,853
General Electric Co.                             529,362       7,548,702
Tyco International, Ltd.                         102,266       3,431,024
                                                           --------------
                                                              14,444,579
                                                           --------------

INSURANCE (5.7%)
Allstate Corp. (The)                             100,920       2,984,204
Prudential Financial, Inc.                       130,524       5,903,601
Reinsurance Group of America, Inc.               101,728       4,689,661
Travelers Cos., Inc. (The)                       100,920       5,024,807
                                                           --------------
                                                              18,602,273
                                                           --------------

INTERNET SOFTWARE & SERVICES (0.6%)
eBay, Inc. *                                      80,736       1,797,991
                                                           --------------

LEISURE EQUIPMENT & PRODUCTS (0.6%)
Mattel, Inc.                                     105,646       1,999,879
                                                           --------------

MACHINERY (1.1%)
Caterpillar, Inc.                                 64,589       3,556,270
                                                           --------------

MEDIA (3.5%)
Time Warner, Inc.                                191,789       5,776,685
Viacom, Inc., Class B *                          201,841       5,568,793
                                                           --------------
                                                              11,345,478
                                                           --------------

METALS & MINING (1.6%)
Alcoa, Inc.                                      430,594       5,347,977
                                                           --------------

MULTI-UTILITIES (2.5%)
PG&E Corp.                                       196,459       8,033,209
                                                           --------------

OIL & GAS (15.0%)
Apache Corp.                                     111,685      10,511,792
                                    Continued

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

-------------------------------------------------------------------------


                                               SHARES          VALUE
                                             ------------  --------------

COMMON STOCKS, CONTINUED
OIL & GAS, CONTINUED
Chevron Corp.                                    180,311   $  13,801,004
ConocoPhillips                                   198,832       9,977,390
Exxon Mobil Corp.                                134,292       9,624,707
XTO Energy, Inc.                                 121,105       5,033,124
                                                           --------------
                                                              48,948,017
                                                           --------------

PHARMACEUTICALS (7.5%)
Forest Laboratories, Inc. *                      207,223       5,733,861
Johnson & Johnson                                143,980       8,502,019
Merck & Co., Inc.                                138,867       4,295,156
Schering-Plough Corp.                            215,297       6,071,375
                                                           --------------
                                                              24,602,411
                                                           --------------

REAL ESTATE INVESTMENT TRUSTS (1.0%)
Annaly Capital Management, Inc.                  188,385       3,185,590
                                                           --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (1.4%)
Intel Corp.                                      244,900       4,680,039
                                                           --------------

SOFTWARE (2.6%)
Amdocs, Ltd. *                                   173,583       4,374,291
Microsoft Corp.                                  146,671       4,067,187
                                                           --------------
                                                               8,441,478
                                                           --------------

SPECIALTY RETAIL (0.8%)
Best Buy Co., Inc.                                70,510       2,692,072
                                                           --------------

TEXTILES APPAREL & LUXURY GOODS (1.8%)
VF Corp.                                          80,736       5,735,485
                                                           --------------

THRIFTS & MORTGAGE FINANCE (1.2%)
New York Community Bancorp, Inc.                 370,042       3,992,753
                                                           --------------

TOBACCO (2.4%)
Altria Group, Inc.                               433,285       7,846,791
                                                           --------------

TOTAL COMMON STOCKS                                          319,760,683
                                                           --------------

INVESTMENTS IN AFFILIATES (2.5%)
Fifth Third Institutional Money
   Market Fund (a)                             8,134,351       8,134,351
                                                           --------------

TOTAL INVESTMENTS IN AFFILIATES                                8,134,351
                                                           --------------

TOTAL INVESTMENTS (COST $306,611,266) - 100.4%               327,895,034

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                (1,289,272)
                                                           --------------

NET ASSETS - 100.0%                                        $ 326,605,762
                                                           ==============

                                    Continued


NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


At October 31, 2009, Disciplined Large Cap Value's investments were in the following countries:

COUNTRY
-------------------------------------------------------------------------
Guernsey, C.I.                                                      1.3%
Switzerland                                                         4.3%
United States                                                      94.4%
                                                           --------------
TOTAL                                                             100.0%
                                                           ==============


                 See notes to schedules of investments.

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------


                                           SHARES         VALUE
                                        ------------- ---------------

COMMON STOCKS (123.3%)
AEROSPACE & DEFENSE (3.3%)
Honeywell International, Inc.                  3,018       $ 108,316
Lockheed Martin Corp. (b)                      3,336         229,483
Northrop Grumman Corp. (b)                    22,189       1,112,335
Raytheon Co. (b)                              15,580         705,462
United Technologies Corp. (b)                  7,617         468,065
                                                      ---------------
                                                           2,623,661
                                                      ---------------

AIR FREIGHT & LOGISTICS (1.7%)
United Parcel Service, Inc., Class B (b)      25,149       1,349,998
                                                      ---------------

BEVERAGES (3.0%)
Coca-Cola Co. (The) (b)                       19,764       1,053,619
Pepsi Bottling Group, Inc. (b)                 1,192          44,628
PepsiCo, Inc. (b)                             20,972       1,269,855
                                                      ---------------
                                                           2,368,102
                                                      ---------------

BEVERAGES-NON ALCOHOLIC (0.1%)
Dr. Pepper Snapple Group, Inc. * (b)           4,281         116,700
                                                      ---------------

BIOTECHNOLOGY (1.1%)
Biogen Idec, Inc. * (b)                       22,033         928,250
                                                      ---------------

BUILDING PRODUCTS (0.6%)
Masco Corp. (b)                               43,314         508,940
                                                      ---------------

CABLE TV (0.1%)
Time Warner Cable, Inc.                        3,084         121,633
                                                      ---------------

CAPITAL MARKETS (3.8%)
BlackRock, Inc.                                  415          89,843
Goldman Sachs Group, Inc. (The) (b)            9,614       1,636,015
Morgan Stanley (b)                            27,926         896,983
T Rowe Price Group, Inc.                       9,006         438,862
                                                      ---------------
                                                           3,061,703
                                                      ---------------

CHEMICALS (1.4%)
Dow Chemical Co. (The) (b)                    10,242         240,482
E.I. du Pont de Nemours & Co. (b)             10,511         334,460
Eastman Chemical Co. (b)                       4,405         231,307
Ecolab, Inc.                                   4,493         197,512
PPG Industries, Inc. (b)                       1,792         101,123
Praxair, Inc. (b)                                573          45,519
                                                      ---------------
                                                           1,150,403
                                                      ---------------

COMMERCIAL BANKS (1.8%)
Comerica, Inc.                                22,111         613,580
M&T Bank Corp.                                 7,001         440,013
Wells Fargo & Co. (b)                         12,943         356,191
                                                      ---------------
                                                           1,409,784
                                                      ---------------


                                    Continued


                                           SHARES         VALUE
                                        ------------- ---------------

COMMON STOCKS, CONTINUED
COMMERCIAL SERVICES (0.1%)
Quanta Services, Inc. *                        2,254     $    47,785
                                                      ---------------

COMMERCIAL SERVICES & SUPPLIES (2.2%)
Avery Dennison Corp. (b)                      16,652         593,644
Manpower, Inc. (b)                             4,085         193,670
RR Donnelley & Sons Co. (b)                   47,495         953,700
                                                      ---------------
                                                           1,741,014
                                                      ---------------

COMMUNICATIONS EQUIPMENT (3.3%)
Cisco Systems, Inc. * (b)                     57,664       1,317,623
JDS Uniphase Corp. *                           7,188          40,181
Qualcomm, Inc. (b)                            15,615         646,617
Tellabs, Inc. * (b)                          107,404         646,572
                                                      ---------------
                                                           2,650,993
                                                      ---------------

COMPUTERS & PERIPHERALS (7.4%)
Apple, Inc. * (b)                              8,124       1,531,374
Dell, Inc. * (b)                              38,005         550,692
EMC Corp. * (b)                               15,978         263,158
International Business Machines
   Corp.                                      19,627       2,367,212
Teradata Corp. * (b)                          37,386       1,042,322
Western Digital Corp. *                        4,657         156,848
                                                      ---------------
                                                           5,911,606
                                                      ---------------

CONSTRUCTION & ENGINEERING (0.1%)
Jacobs Engineering Group, Inc. * (b)           1,822          77,052
                                                      ---------------

CONSUMER FINANCE (1.0%)
American Express Co.                           8,947         311,714
Capital One Financial Corp. (b)               13,482         493,441
                                                      ---------------
                                                             805,155
                                                      ---------------

CONTAINERS & PACKAGING (0.8%)
Ball Corp. (b)                                11,780         581,107
Sealed Air Corp. (b)                           2,370          45,575
                                                      ---------------
                                                             626,682
                                                      ---------------

DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America Corp. (b)                     47,985         699,621
CME Group, Inc.                                1,684         509,595
JPMorgan Chase & Co. (b)                      43,380       1,811,983
                                                      ---------------
                                                           3,021,199
                                                      ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.5%)
AT&T, Inc. (b)                                68,565       1,760,064
CenturyTel, Inc. (b)                          31,283       1,015,446
                                                      ---------------
                                                           2,775,510
                                                      ---------------

ELECTRIC UTILITIES (2.3%)
Edison International (b)                      32,509       1,034,437

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------


                                           SHARES         VALUE
                                        ------------- ---------------

COMMON STOCKS, CONTINUED
ELECTRIC UTILITIES, CONTINUED
FirstEnergy Corp.                              1,790     $    77,471
Pinnacle West Capital Corp.                   23,719         742,879
                                                      ---------------
                                                           1,854,787
                                                      ---------------

ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
Rockwell Automation, Inc. (b)                  9,983         408,804
                                                      ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
Amphenol Corp., Class A                        1,013          40,642
Arrow Electronics, Inc. *                     13,907         352,403
Jabil Circuit, Inc.                           34,053         455,629
                                                      ---------------
                                                             848,674
                                                      ---------------

ENERGY EQUIPMENT & SERVICES (2.4%)
Halliburton Co. (b)                           24,147         705,334
Nabors Industries, Ltd. *                     21,587         449,657
National Oilwell Varco, Inc. *                 7,117         291,726
Rowan Cos., Inc. (b)                          19,943         463,675
                                                      ---------------
                                                           1,910,392
                                                      ---------------

FOOD & STAPLES RETAILING (2.0%)
CVS Caremark Corp. (b)                        26,681         941,839
Safeway, Inc.                                  4,347          97,069
Wal-Mart Stores, Inc. (b)                     11,161         554,478
                                                      ---------------
                                                            1,593,386
                                                      ---------------

FOOD PRODUCTS (2.0%)
Archer-Daniels-Midland Co. (b)                38,521       1,160,252
Dean Foods Co. * (b)                           7,772         141,684
Kraft Foods, Inc., Class A (b)                11,231         309,077
                                                      ---------------
                                                           1,611,013
                                                      ---------------

GAS-DISTRIBUTION (1.5%)
AGL Resources, Inc.                           15,532         542,999
Oneok, Inc.                                   17,528         634,689
                                                      ---------------
                                                           1,177,688
                                                      ---------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.0%)
Beckman Coulter, Inc.                          3,523         226,634
Boston Scientific Corp. * (b)                 49,994         405,951
Hospira, Inc. *                                2,847         127,090
Intuitive Surgical, Inc. *                     2,131         524,972
Medtronic, Inc.                                2,811         100,353
Stryker Corp. (b)                              5,281         242,926
                                                      ---------------
                                                           1,627,926
                                                      ---------------

HEALTHCARE PROVIDERS & SERVICES (2.8%)
CIGNA Corp.                                    7,930         220,771
Humana, Inc. *                                 1,412          53,063
McKesson Corp. (b)                             3,917         230,046
Medco Health Solutions, Inc. * (b)            17,028         955,611

                                    Continued


                                           SHARES         VALUE
                                        ------------- ---------------

COMMON STOCKS, CONTINUED
HEALTHCARE PROVIDERS & SERVICES,
   CONTINUED
UnitedHealth Group, Inc. (b)                  16,233    $    421,246
WellPoint, Inc. * (b)                          7,413         346,632
                                                      ---------------
                                                           2,227,369
                                                      ---------------

HEALTHCARE TECHNOLOGY (0.2%)
Cerner Corp. *                                 2,178         165,615
                                                      ---------------

HOTELS RESTAURANTS & LEISURE (2.3%)
Carnival Corp.                                 4,175         121,576
Penn National Gaming, Inc. *                   2,539          63,805
Starbucks Corp. * (b)                         54,518       1,034,752
Wyndham Worldwide Corp.                       38,126         650,048
                                                      ---------------
                                                           1,870,181
                                                      ---------------

HOUSEHOLD DURABLES (0.2%)
Whirlpool Corp. (b)                            2,854         204,318
                                                      ---------------

HOUSEHOLD PRODUCTS (3.4%)
Kimberly-Clark Corp. (b)                      20,131       1,231,212
Procter & Gamble Co. (The) (b)                26,031       1,509,798
                                                      ---------------
                                                           2,741,010
                                                      ---------------

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS (1.0%)
AES Corp. (The) * (b)                         46,968         613,872
Constellation Energy Group, Inc.               6,834         211,307
                                                      ---------------
                                                             825,179
                                                      ---------------

INDUSTRIAL CONGLOMERATES (1.7%)
3M Co.                                         2,370         174,361
General Electric Co. (b)                      83,090       1,184,863
                                                      ---------------
                                                           1,359,224
                                                      ---------------

INSURANCE (4.1%)
Assurant, Inc.                                16,176         484,148
Genworth Financial, Inc., Class A *           36,483         387,449
Lincoln National Corp. (b)                    14,951         356,282
Prudential Financial, Inc. (b)                 9,368         423,715
Travelers Cos., Inc. (The)                    12,202         607,538
Unum Group (b)                                 7,930         158,203
XL Capital, Ltd., Class A                     51,878         851,318
                                                      ---------------
                                                           3,268,653
                                                      ---------------

INTERNET & CATALOG RETAIL (1.5%)
Amazon.com, Inc. * (b)                         6,054         719,276
Expedia, Inc. * (b)                           21,363         484,299
                                                      ---------------
                                                           1,203,575
                                                      ---------------

INTERNET SOFTWARE & SERVICES (1.3%)
Google, Inc., Class A * (b)                    1,886       1,011,122

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------


                                           SHARES         VALUE
                                        ------------- ---------------

COMMON STOCKS, CONTINUED
INTERNET SOFTWARE & SERVICES, CONTINUED
VeriSign, Inc. * (b)                           1,457     $    33,234
                                                      ---------------
                                                           1,044,356
                                                      ---------------

IT SERVICES (2.3%)
Computer Sciences Corp. * (b)                 18,804         953,551
Fidelity National Information
   Services, Inc. (b)                         40,665         884,870
                                                      ---------------
                                                           1,838,421
                                                      ---------------

LIFE SCIENCES TOOLS & SERVICES (2.1%)
Millipore Corp. *                              7,315         490,178
PerkinElmer, Inc. (b)                         28,106         523,053
Thermo Fisher Scientific, Inc. * (b)          14,386         647,370
                                                      ---------------
                                                           1,660,601
                                                      ---------------

MACHINERY (3.2%)
Dover Corp. (b)                               27,119       1,021,844
Illinois Tool Works, Inc. (b)                 10,621         487,716
ITT Corp. (b)                                 10,511         532,908
Parker Hannifin Corp. (b)                      9,364         495,917
                                                      ---------------
                                                           2,538,385
                                                      ---------------

MEDIA (3.0%)
CBS Corp., Class B                             5,976          70,337
Comcast Corp., Class A (b)                     6,524          94,598
DIRECTV Group, Inc. (The) * (b)               15,592         410,070
Scripps Networks Interactive, Inc.,
   Class A (b)                                15,125         571,120
Time Warner, Inc. (b)                         42,163       1,269,950
                                                      ---------------
                                                           2,416,075
                                                      ---------------

METALS & MINING (0.8%)
Freeport-McMoRan Copper & Gold,
   Inc. *                                      4,846         355,503
Reliance Steel & Aluminum Co.                  7,257         264,735
                                                      ---------------
                                                             620,238
                                                      ---------------

MULTILINE RETAIL (1.2%)
Big Lots, Inc. *                                 129           3,231
JC Penney Co., Inc.                            7,507         248,707
Kohl's Corp. * (b)                             4,455         254,915
Macy's, Inc. (b)                              16,072         282,385
Nordstrom, Inc.                                4,829         153,466
Sears Holdings Corp. *                           926          62,838
                                                      ---------------
                                                           1,005,542
                                                      ---------------

MULTI-UTILITIES (1.9%)
Integrys Energy Group, Inc. (b)               28,105         972,433
NiSource, Inc. (b)                            44,389         573,506
                                                      ---------------
                                                           1,545,939
                                                      ---------------

                                    Continued



                                           SHARES         VALUE
                                        ------------- ---------------

COMMON STOCKS, CONTINUED
OIL & GAS (11.9%)
Anadarko Petroleum Corp. (b)                  18,867     $ 1,149,566
Chevron Corp. (b)                             15,395       1,178,333
ConocoPhillips (b)                            17,437         874,989
EnCana Corp.                                   6,401         354,552
EOG Resources, Inc. (b)                        7,255         592,443
Exxon Mobil Corp. (b)                         26,020       1,864,854
Marathon Oil Corp. (b)                        31,809       1,016,934
Murphy Oil Corp. (b)                          15,124         924,681
Occidental Petroleum Corp.                     7,351         557,794
Tesoro Corp. (b)                              33,788         477,762
Valero Energy Corp. (b)                       20,772         375,973
XTO Energy, Inc.                               5,177         215,156
                                                      ---------------
                                                           9,583,037
                                                      ---------------

PAPER & FOREST PRODUCTS (0.8%)
International Paper Co.                       11,647         259,845
MeadWestvaco Corp. (b)                        15,359         350,646
                                                      ---------------
                                                             610,491
                                                      ---------------

PERSONAL PRODUCTS (0.1%)
Avon Products, Inc. (b)                        2,271          72,786
                                                      ---------------

PHARMACEUTICALS (8.9%)
Bristol-Myers Squibb Co. (b)                  60,019       1,308,414
Eli Lilly & Co. (b)                           36,974       1,257,486
Johnson & Johnson (b)                          6,471         382,112
Mylan, Inc. * (b)                             64,001       1,039,376
Pfizer, Inc. (b)                             116,363       1,981,662
Schering-Plough Corp. (b)                      8,553         241,195
Watson Pharmaceuticals, Inc. * (b)            27,066         931,612
                                                      ---------------
                                                           7,141,857
                                                      ---------------

REAL ESTATE INVESTMENT TRUSTS (0.6%)
Host Hotels & Resorts, Inc.                   14,533         146,928
ProLogis (b)                                  27,866         315,722
                                                      ---------------
                                                             462,650
                                                      ---------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (3.5%)
Intel Corp. (b)                               74,344       1,420,714
LSI Corp. *                                   28,092         143,831
Texas Instruments, Inc. (b)                   54,575       1,279,784
                                                      ---------------
                                                           2,844,329
                                                      ---------------

SOFTWARE (5.9%)
CA, Inc. (b)                                  44,479         930,501
Microsoft Corp. (b)                           94,813       2,629,164
Oracle Corp. (b)                                 589          12,428
Symantec Corp. * (b)                          66,515       1,169,334
                                                      ---------------
                                                           4,741,427
                                                      ---------------

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------


                                           SHARES         VALUE
                                        ------------- ---------------

COMMON STOCKS, CONTINUED
SPECIALTY RETAIL (2.8%)
AutoNation, Inc. * (b)                        50,738     $   874,723
Gap, Inc. (The) (b)                           24,136         515,062
Home Depot, Inc. (b)                          16,162         405,505
TJX Cos., Inc.                                12,895         481,628
                                                      ---------------
                                                           2,276,918
                                                      ---------------

TEXTILES APPAREL & LUXURY GOODS (0.2%)
Polo Ralph Lauren Corp.                        2,554         190,069
                                                      ---------------

TOBACCO (2.5%)
Philip Morris International, Inc. (b)         27,423       1,298,753
Reynolds American, Inc. (b)                   14,846         719,734
                                                      ---------------
                                                           2,018,487
                                                      ---------------

WIRELESS TELECOMMUNICATION SERVICES
   (0.2%)
NII Holdings, Inc. *                           2,031          54,695
Sprint Nextel Corp. *                         25,136          74,402
                                                      ---------------
                                                             129,097
                                                      ---------------

TOTAL COMMON STOCKS                                       98,934,669
                                                      ---------------

INVESTMENTS IN AFFILIATES (4.4%)
Fifth Third Institutional Money
   Market Fund (a)                         3,559,123       3,559,123
                                                      ---------------

TOTAL INVESTMENTS IN AFFILIATES                            3,559,123
                                                      ---------------

TOTAL INVESTMENTS (COST $95,155,700) - 127.7%            102,493,792

SECURITIES SOLD SHORT
   (PROCEEDS $20,918,925) - (28.0)%                      (22,513,205)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                 274,791
                                                      ---------------

NET ASSETS - 100.0%                                    $  80,255,378
                                                      ===============



                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------


                                           SHARES         VALUE
                                        ------------- ---------------

COMMON STOCKS (28.0)%
AEROSPACE & DEFENSE (0.4)%
Boeing Co. (The)                              (6,732)     $ (321,790)
                                                      ---------------

AIRLINES (0.7)%
Delta Air Lines, Inc. *                      (54,378)       (388,259)
Southwest Airlines Co.                       (17,594)       (147,790)
                                                      ---------------
                                                            (536,049)
                                                      ---------------

BEVERAGES (0.3)%
Constellation Brands, Inc.,
   Class A *                                 (16,782)       (265,491)
                                                      ---------------

BEVERAGES-NON ALCOHOLIC (1.1)%
Hansen National Corp. *                      (24,245)       (876,457)
                                                      ---------------

BIOTECHNOLOGY (0.7)%
Cephalon, Inc. *                                (900)        (49,122)
Vertex Pharmaceuticals, Inc. *               (14,501)       (486,653)
                                                      ---------------
                                                            (535,775)
                                                      ---------------

BUILDING-RESIDENTIAL/COMMERCIAL (0.1)%
Toll Brothers, Inc. *                         (3,282)        (56,844)
                                                      ---------------

CABLE/SATELLITE TV (0.1)%
Cablevision Systems Corp., Class A            (1,978)        (45,415)
                                                      ---------------

CAPITAL MARKETS (0.1)%
SCANA Corp.                                   (1,900)        (64,296)
                                                      ---------------

COMMERCIAL SERVICES & SUPPLIES (1.1)%
Republic Services, Inc.                      (33,263)       (861,844)
                                                      ---------------

COMPUTERS & PERIPHERALS (0.9)%
Lexmark International, Inc.,
   Class A *                                 (29,129)       (742,789)
                                                      ---------------

CONSTRUCTION MATERIALS (0.4)%
Vulcan Materials Co.                          (6,889)       (317,101)
                                                      ---------------

DIVERSIFIED CONSUMER SERVICES (0.8)%
DeVry, Inc.                                  (12,082)       (668,014)
                                                      ---------------

DIVERSIFIED FINANCIAL SERVICES (0.5)%
Leucadia National Corp. *                    (19,741)       (443,580)
                                                      ---------------

ELECTRIC UTILITIES (1.4)%
Northeast Utilities                          (40,835)       (941,247)
Southern Co.                                  (5,712)       (178,157)
                                                      ---------------
                                                          (1,119,404)
                                                      ---------------

ENERGY-ALTERNATE SOURCES (0.9)%
First Solar, Inc. *                           (5,875)       (716,339)
                                                      ---------------

                                    Continued


                                           SHARES         VALUE
                                        ------------- ---------------

COMMON STOCKS, CONTINUED
FOOD & STAPLES RETAILING (0.1)%
SUPERVALU, Inc.                               (7,978)     $ (126,611)
                                                      ---------------

FOOD PRODUCTS (1.3)%
JM Smucker Co. (The)                         (17,063)       (899,732)
Sara Lee Corp.                               (13,796)       (155,757)
                                                      ---------------
                                                          (1,055,489)
                                                      ---------------

GAS-DISTRIBUTION (2.3)%
EQT Corp.                                    (21,396)       (895,636)
Questar Corp.                                (23,002)       (916,400)
                                                      ---------------
                                                          (1,812,036)
                                                      ---------------

HEALTHCARE EQUIPMENT & SUPPLIES (1.3)%
St. Jude Medical, Inc. *                     (14,846)       (505,952)
Varian Medical Systems, Inc. *               (13,203)       (541,059)
                                                      ---------------
                                                          (1,047,011)
                                                      ---------------

HEALTHCARE PROVIDERS & SERVICES (0.0)%
DaVita, Inc. *                                   (85)         (4,507)
                                                      ---------------

HOTELS RESTAURANTS & LEISURE (1.0)%
Burger King Holdings, Inc.                   (21,482)       (368,631)
Wynn Resorts, Ltd. *                          (8,666)       (469,871)
                                                      ---------------
                                                            (838,502)
                                                      ---------------

HOUSEHOLD DURABLES (0.5)%
Harman International Industries,
   Inc.                                       (3,792)       (142,617)
Lennar Corp., Class A                         (9,739)       (122,711)
Pulte Homes, Inc.                            (17,994)       (162,126)
                                                      ---------------
                                                            (427,454)
                                                      ---------------

INSURANCE (1.0)%
Marsh & McLennan Cos., Inc.                  (15,316)       (359,313)
Reinsurance Group of America, Inc.            (9,187)       (423,521)
                                                      ---------------
                                                            (782,834)
                                                      ---------------

IT SERVICES (0.3)%
Mastercard, Inc., Class A                     (1,249)       (273,556)
                                                      ---------------

LIFE SCIENCES TOOLS & SERVICES (1.1)%
Waters Corp. *                               (15,407)       (884,824)
                                                      ---------------

MACHINERY (0.2)%
Manitowoc Co., Inc. (The)                    (14,037)       (128,298)
                                                      ---------------

MEDICAL INSTRUMENTS (1.1)%
Techne Corp.                                 (14,137)       (883,704)
                                                      ---------------

METALS & MINING (0.1)%
Cliffs Natural Resources, Inc.                (2,102)        (74,768)
                                                      ---------------

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------


                                           SHARES         VALUE
                                        ------------- ---------------

COMMON STOCKS, CONTINUED
OIL & GAS (1.6)%
Consol Energy, Inc.                           (1,019)    $   (43,623)
Denbury Resources, Inc. *                    (26,598)       (388,331)
Devon Energy Corp.                            (8,660)       (560,389)
Spectra Energy Corp.                         (14,399)       (275,309)
                                                      ---------------
                                                          (1,267,652)
                                                      ---------------

OIL COMPANY-EXPLORATION & PRODUCTION (0.5)%
EXCO Resources, Inc.                         (12,074)       (188,596)
PetroHawk Energy Corp. *                      (9,630)       (226,497)
                                                      ---------------
                                                            (415,093)
                                                      ---------------

PHARMACEUTICALS (1.6)%
King Pharmaceuticals, Inc. *                 (88,236)       (893,831)
Merck & Co., Inc.                            (12,298)       (380,377)
                                                      ---------------
                                                          (1,274,208)
                                                      ---------------

PROPERTY/CASUALTY INS (0.0)%
Fidelity National Financial, Inc.,
   Class A                                    (2,793)        (37,901)
                                                      ---------------

REAL ESTATE INVESTMENT TRUSTS (0.5)%
Health Care REIT, Inc.                        (4,770)       (211,645)
Kimco Realty Corp.                           (14,451)       (182,661)
                                                      ---------------
                                                            (394,306)
                                                      ---------------

RETAIL (0.7)%
Wendy's/Arby's Group, Inc., Class A         (146,124)       (577,190)
                                                      ---------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (0.8)%
Novellus Systems, Inc. *                     (29,777)       (612,811)
                                                      ---------------

SOFTWARE (1.5)%
ANSYS, Inc. *                                (11,034)       (447,760)
Electronic Arts, Inc. *                      (43,814)       (799,167)
                                                      ---------------
                                                          (1,246,927)
                                                      ---------------

SPECIALTY RETAIL (0.2)%
GameStop Corp., Class A *                     (5,204)       (126,405)
                                                      ---------------

WIRELESS EQUIPMENT (0.8)%
SBA Communications Corp., Class A *          (23,039)       (649,930)
                                                      ---------------

TOTAL COMMON STOCKS                                      (22,513,205)
                                                      ---------------

TOTAL SECURITIES SOLD SHORT
   (PROCEEDS $20,918,925) - (28.0)%                    $ (22,513,205)
                                                      ===============





                                    Continued


NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

(b) All or part of this security has been designated as collateral for short sales.


                     See notes to schedules of investments.

EQUITY INDEX
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------


                                                SHARES          VALUE
                                             -------------  --------------

COMMON STOCKS (96.2%)
AEROSPACE & DEFENSE (2.5%)
Boeing Co. (The)                                   21,272   $   1,016,802
General Dynamics Corp.                             11,278         707,131
Goodrich Corp.                                      3,628         197,182
Honeywell International, Inc.                      21,789         782,007
L-3 Communications Holdings, Inc.                   3,414         246,798
Lockheed Martin Corp.                               9,366         644,287
Northrop Grumman Corp.                              9,249         463,652
Precision Castparts Corp.                           4,103         391,959
Raytheon Co.                                       11,269         510,260
Rockwell Collins, Inc.                              4,639         233,713
United Technologies Corp.                          27,415       1,684,652
                                                            --------------
                                                                6,878,443
                                                            --------------

AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide, Inc.                         4,967         273,731
Expeditors International of
   Washington, Inc.                                 6,220         200,408
FedEx Corp.                                         9,121         663,006
United Parcel Service, Inc., Class B               28,960       1,554,573
                                                            --------------
                                                                2,691,718
                                                            --------------

AIRLINES (0.1%)
Southwest Airlines Co.                             21,700         182,280
                                                            --------------

APPLICATION SOFTWARE (0.0%)
Red Hat, Inc. *                                     5,535         142,858
                                                            --------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber Co. (The) *                  7,084          91,242
Johnson Controls, Inc.                             17,408         416,399
                                                            --------------
                                                                  507,641
                                                            --------------

AUTOMOBILES (0.3%)
Ford Motor Co. *                                   94,271         659,897
Harley-Davidson, Inc.                               6,868         171,151
                                                            --------------
                                                                  831,048
                                                            --------------

BEVERAGES (2.6%)
Brown-Forman Corp., Class B                         3,219         157,119
Coca-Cola Co. (The)                                67,668       3,607,381
Coca-Cola Enterprises, Inc.                         9,289         177,141
Constellation Brands, Inc.,
   Class A *                                        5,762          91,155
Molson Coors Brewing Co., Class B                   4,592         224,870
Pepsi Bottling Group, Inc.                          4,304         161,142
PepsiCo, Inc.                                      45,416       2,749,939
                                                            --------------
                                                                7,168,747
                                                            --------------

BEVERAGES-NON ALCOHOLIC (0.1%)
Dr. Pepper Snapple Group, Inc. *                    7,436         202,705
                                                            --------------

BIOTECHNOLOGY (1.5%)
Amgen, Inc. *                                      29,655       1,593,363
                                    Continued


                                                SHARES         VALUE
                                             ------------- ---------------

COMMON STOCKS, CONTINUED
BIOTECHNOLOGY, CONTINUED
Biogen Idec, Inc. *                                 8,453    $    356,125
Celgene Corp. *                                    13,276         677,740
Cephalon, Inc. *                                    2,163         118,057
Genzyme Corp. *                                     7,902         399,841
Gilead Sciences, Inc. *                            26,311       1,119,533
                                                           ---------------
                                                                4,264,659
                                                           ---------------

BUILDING PRODUCTS (0.1%)
Life Technologies Corp. *                           5,117         241,369
Masco Corp.                                        10,525         123,669
                                                           ---------------
                                                                  365,038
                                                           ---------------

CABLE TV (0.1%)
Time Warner Cable, Inc.                            10,321         407,060
                                                           ---------------

CAPITAL MARKETS (2.9%)
Ameriprise Financial, Inc.                          7,464         258,777
Bank of New York Mellon Corp. (The)                35,018         933,580
Charles Schwab Corp. (The)                         27,508         476,989
E*Trade Financial Corp. *                          26,214          38,272
Federated Investors, Inc., Class B                  2,622          68,828
Franklin Resources, Inc.                            4,413         461,732
Goldman Sachs Group, Inc. (The)                    14,927       2,540,128
Invesco, Ltd.                                      12,049         254,836
Janus Capital Group, Inc.                           5,256          68,959
Legg Mason, Inc.                                    4,737         137,894
Morgan Stanley                                     39,595       1,271,791
Northern Trust Corp.                                7,058         354,664
SCANA Corp.                                         3,064         103,686
State Street Corp.                                 14,463         607,157
T Rowe Price Group, Inc.                            7,484         364,695
                                                           ---------------
                                                                7,941,988
                                                           ---------------

CHEMICALS (1.9%)
Air Products & Chemicals, Inc.                      6,146         474,041
Airgas, Inc.                                        2,392         106,109
CF Industries Holdings, Inc.                        1,418         118,049
Dow Chemical Co. (The)                             33,500         786,580
E.I. du Pont de Nemours & Co.                      26,142         831,838
Eastman Chemical Co.                                2,128         111,741
Ecolab, Inc.                                        6,890         302,884
FMC Corp.                                           2,129         108,792
International Flavors & Fragrances,
   Inc.                                             2,305          87,798
Monsanto Co.                                       15,848       1,064,669
PPG Industries, Inc.                                4,819         271,936
Praxair, Inc.                                       9,007         715,516
Sigma-Aldrich Corp.                                 3,576         185,702
                                                           ---------------
                                                                5,165,655
                                                           ---------------

COMMERCIAL BANKS (2.6%)
BB&T Corp.                                         19,929         476,502
Comerica, Inc.                                      4,427         122,849
                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------


                                                SHARES          VALUE
                                             -------------  --------------

COMMON STOCKS, CONTINUED
COMMERCIAL BANKS, CONTINUED
First Horizon National Corp. *                      6,396    $     75,665
Huntington Bancshares, Inc.                        15,923          60,667
Keycorp                                            25,331         136,534
M&T Bank Corp.                                      2,396         150,589
Marshall & Ilsley Corp.                            10,320          54,902
PNC Financial Services Group, Inc.                 13,483         659,858
Regions Financial Corp.                            33,834         163,757
SunTrust Banks, Inc.                               14,605         279,102
US Bancorp                                         55,591       1,290,823
Wells Fargo & Co.                                 136,387       3,753,370
Zions Bancorporation                                3,646          51,627
                                                            --------------
                                                                7,276,245
                                                            --------------

COMMERCIAL SERVICES (0.0%)
Quanta Services, Inc. *                             5,711         121,073
                                                            --------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Avery Dennison Corp.                                3,302         117,716
Cintas Corp.                                        3,849         106,579
Dun & Bradstreet Corp.                              1,558         119,281
Equifax, Inc.                                       3,698         101,251
Iron Mountain, Inc. *                               5,276         128,893
Monster Worldwide, Inc. *                           3,692          53,608
Pitney Bowes, Inc.                                  6,046         148,127
Republic Services, Inc.                             9,432         244,383
Robert Half International, Inc.                     4,476         103,843
RR Donnelley & Sons Co.                             6,012         120,721
Stericycle, Inc. *                                  2,487         130,244
                                                            --------------
                                                                1,374,646
                                                            --------------

COMMUNICATIONS EQUIPMENT (2.8%)
Ciena Corp. *                                       2,670          31,319
Cisco Systems, Inc. *                             168,314       3,845,975
Corning, Inc.                                      45,517         665,003
Harris Corp.                                        3,878         161,790
JDS Uniphase Corp. *                                6,458          36,100
Juniper Networks, Inc. *                           15,325         390,941
Motorola, Inc.                                     67,151         575,484
Qualcomm, Inc.                                     48,480       2,007,557
Tellabs, Inc. *                                    11,593          69,790
                                                            --------------
                                                                7,783,959
                                                            --------------

COMPUTERS & PERIPHERALS (5.6%)
Apple, Inc. *                                      26,132       4,925,882
Dell, Inc. *                                       50,192         727,282
EMC Corp. *                                        58,966         971,170
Hewlett-Packard Co.                                69,184       3,283,473
International Business Machines
   Corp.                                           38,241       4,612,247
Lexmark International, Inc.,
   Class A *                                        2,287          58,318
NetApp, Inc. *                                      9,688         262,060
QLogic Corp. *                                      3,481          61,057

                                    Continued


                                                SHARES         VALUE
                                             ------------- ---------------

COMMON STOCKS, CONTINUED
COMPUTERS & PERIPHERALS, CONTINUED
SanDisk Corp. *                                     6,645    $    136,090
Sun Microsystems, Inc. *                           21,860         178,815
Teradata Corp. *                                    5,059         141,045
Western Digital Corp. *                             6,521         219,627
                                                           ---------------
                                                               15,577,066
                                                           ---------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.                                         5,268         234,004
Jacobs Engineering Group, Inc. *                    3,616         152,921
                                                           ---------------
                                                                  386,925
                                                           ---------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials Co.                                3,570         164,327
                                                           ---------------

CONSUMER FINANCE (0.7%)
American Express Co.                               34,783       1,211,840
Capital One Financial Corp.                        13,236         484,437
Discover Financial Services                        15,691         221,871
SLM Corp. *                                        13,694         132,832
                                                           ---------------
                                                                2,050,980
                                                           ---------------

CONTAINERS & PACKAGING (0.2%)
Ball Corp.                                          2,753         135,805
Bemis Co., Inc.                                     3,153          81,442
Owens-Illinois, Inc. *                              4,930         157,168
Pactiv Corp. *                                      3,865          89,243
Sealed Air Corp.                                    4,646          89,343
                                                           ---------------
                                                                  553,001
                                                           ---------------

DISTRIBUTORS (0.1%)
Genuine Parts Co.                                   4,671         163,438
                                                           ---------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group, Inc., Class A *                       3,702         211,384
DeVry, Inc.                                         1,804          99,743
H&R Block, Inc.                                     9,950         182,483
                                                           ---------------
                                                                  493,610
                                                           ---------------

DIVERSIFIED FINANCIAL SERVICES (4.1%)
Bank of America Corp. (b)                         252,460       3,680,867
Citigroup, Inc. (b)                               380,733       1,557,198
CME Group, Inc.                                     1,944         588,274
IntercontinentalExchange, Inc. *                    2,133         213,705
JPMorgan Chase & Co.                              114,816       4,795,864
Leucadia National Corp. *                           5,310         119,316
Moody's Corp.                                       5,592         132,418
NASDAQ OMX Group, Inc. (The) *                      4,026          72,710
NYSE Euronext                                       7,616         196,874
                                                           ---------------
                                                               11,357,226
                                                           ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (2.7%)
AT&T, Inc. (b)                                    172,266       4,422,068

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------


                                                SHARES         VALUE
                                             ------------- ---------------

COMMON STOCKS, CONTINUED
DIVERSIFIED TELECOMMUNICATION
   SERVICES, CONTINUED
CenturyTel, Inc.                                    8,680       $ 281,753
Frontier Communications Corp.                       9,150          65,606
Qwest Communications International,
   Inc.                                            43,334         155,569
Verizon Communications, Inc.                       82,836       2,451,117
Windstream Corp.                                   12,794         123,334
                                                           ---------------
                                                                7,499,447
                                                           ---------------

ELECTRIC UTILITIES (1.9%)
Allegheny Energy, Inc.                              4,962         113,233
American Electric Power Co., Inc.                  13,966         422,053
Duke Energy Corp.                                  37,703         596,461
Edison International                                9,544         303,690
Entergy Corp.                                       5,744         440,680
Exelon Corp.                                       19,297         906,187
FirstEnergy Corp.                                   8,929         386,447
FPL Group, Inc.                                    12,033         590,820
Northeast Utilities                                 5,130         118,246
Pepco Holdings, Inc.                                6,444          96,209
Pinnacle West Capital Corp.                         2,961          92,739
PPL Corp.                                          11,015         324,282
Progress Energy, Inc.                               8,174         306,770
Southern Co.                                       23,262         725,542
                                                           ---------------
                                                                5,423,359
                                                           ---------------

ELECTRICAL COMPONENTS & EQUIPMENT
   (0.4%)
Emerson Electric Co.                               21,746         820,912
Rockwell Automation, Inc.                           4,155         170,147
                                                           ---------------
                                                                  991,059
                                                           ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (0.3%)
Agilent Technologies, Inc. *                       10,058         248,835
Amphenol Corp., Class A                             5,018         201,322
FLIR Systems, Inc. *                                4,401         122,392
Jabil Circuit, Inc.                                 5,340          71,449
Molex, Inc.                                         4,061          75,819
                                                           ---------------
                                                                  719,817
                                                           ---------------

ENERGY-ALTERNATE SOURCES (0.1%)
First Solar, Inc. *                                 1,407         171,556
                                                           ---------------

ENERGY EQUIPMENT & SERVICES (1.9%)
Baker Hughes, Inc.                                  9,075         381,785
BJ Services Co.                                     8,556         164,275
Cameron International Corp. *                       6,356         234,981
Diamond Offshore Drilling, Inc.                     2,036         193,929
ENSCO International, Inc.                           4,154         190,212
FMC Technologies, Inc. *                            3,620         190,412
Halliburton Co.                                    26,279         767,610

                                    Continued


                                                SHARES         VALUE
                                             ------------- ---------------

COMMON STOCKS, CONTINUED
ENERGY EQUIPMENT & SERVICES, CONTINUED
Nabors Industries, Ltd. *                           8,291       $ 172,702
National Oilwell Varco, Inc. *                     12,249         502,086
Rowan Cos., Inc.                                    3,312          77,004
Schlumberger, Ltd.                                 34,868       2,168,790
Smith International, Inc.                           6,424         178,137
                                                           ---------------
                                                                5,221,923
                                                           ---------------

FOOD & STAPLES RETAILING (2.8%)
Costco Wholesale Corp.                             12,714         722,791
CVS Caremark Corp.                                 42,106       1,486,342
Kroger Co. (The)                                   19,109         441,991
Safeway, Inc.                                      11,904         265,816
SUPERVALU, Inc.                                     6,198          98,362
SYSCO Corp.                                        17,280         457,056
Walgreen Co.                                       29,050       1,098,962
Wal-Mart Stores, Inc.                              63,055       3,132,572
Whole Foods Market, Inc. *                          4,114         131,895
                                                           ---------------
                                                                7,835,787
                                                           ---------------

FOOD PRODUCTS (1.7%)
Archer-Daniels-Midland Co.                         18,806         566,437
Campbell Soup Co.                                   5,504         174,752
ConAgra Foods, Inc.                                12,605         264,705
Dean Foods Co. *                                    5,185          94,523
General Mills, Inc.                                 9,454         623,208
Hershey Co. (The)                                   4,855         183,470
HJ Heinz Co.                                        9,216         370,852
Hormel Foods Corp.                                  2,045          74,561
JM Smucker Co. (The)                                3,469         182,920
Kellogg Co.                                         7,396         381,190
Kraft Foods, Inc., Class A                         43,141       1,187,240
McCormick & Co., Inc.                               3,817         133,633
Sara Lee Corp.                                     20,377         230,056
Tyson Foods, Inc., Class A                          8,848         110,777
                                                           ---------------
                                                                4,578,324
                                                           ---------------

GAS-DISTRIBUTION (0.1%)
EQT Corp.                                           3,834         160,491
Nicor, Inc.                                         1,324          49,094
Questar Corp.                                       5,099         203,144
                                                           ---------------
                                                                  412,729
                                                           ---------------

HEALTHCARE EQUIPMENT & SUPPLIES (1.8%)
Baxter International, Inc.                         17,535         947,942
Becton Dickinson & Co.                              7,017         479,682
Boston Scientific Corp. *                          44,127         358,311
CR Bard, Inc.                                       2,772         208,094
DENTSPLY International, Inc.                        4,351         143,409
Hospira, Inc. *                                     4,701         209,853
Intuitive Surgical, Inc. *                          1,109         273,202
Medtronic, Inc.                                    32,326       1,154,038
St. Jude Medical, Inc. *                           10,146         345,776
Stryker Corp.                                       8,248         379,408

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------


                                                SHARES          VALUE
                                             -------------  --------------

COMMON STOCKS, CONTINUED
HEALTHCARE EQUIPMENT & SUPPLIES,
   CONTINUED
Varian Medical Systems, Inc. *                      3,672    $    150,478
Zimmer Holdings, Inc. *                             6,301         331,244
                                                            --------------
                                                                4,981,437
                                                            --------------

HEALTHCARE PROVIDERS & SERVICES (2.0%)
Aetna, Inc.                                        12,692         330,373
AmerisourceBergen Corp.                             8,846         195,939
Cardinal Health, Inc.                              10,547         298,902
CIGNA Corp.                                         7,990         222,441
Coventry Health Care, Inc. *                        4,348          86,221
DaVita, Inc. *                                      3,029         160,628
Express Scripts, Inc. *                             8,082         645,913
Humana, Inc. *                                      4,969         186,735
Laboratory Corp. of America
   Holdings *                                       3,172         218,519
McKesson Corp.                                      7,762         455,862
Medco Health Solutions, Inc. *                     13,800         774,456
Patterson Cos., Inc. *                              2,679          68,395
Quest Diagnostics, Inc.                             4,612         257,949
Tenet Healthcare Corp. *                           12,231          62,623
UnitedHealth Group, Inc.                           33,861         878,693
WellPoint, Inc. *                                  13,829         646,644
                                                            --------------
                                                                5,490,293
                                                            --------------

HEALTHCARE TECHNOLOGY (0.0%)
IMS Health, Inc.                                    5,324          87,260
                                                            --------------

HOTELS RESTAURANTS & LEISURE (1.4%)
Carnival Corp.                                     12,834         373,726
Darden Restaurants, Inc.                            4,017         121,755
International Game Technology                       8,679         154,834
Marriott International, Inc.,
   Class A                                          7,345         184,066
McDonald's Corp.                                   31,902       1,869,776
Starbucks Corp. *                                  21,557         409,152
Starwood Hotels & Resorts
   Worldwide, Inc.                                  5,468         158,900
Wyndham Worldwide Corp.                             5,216          88,933
Wynn Resorts, Ltd. *                                1,983         107,518
Yum! Brands, Inc.                                  13,521         445,517
                                                            --------------
                                                                3,914,177
                                                            --------------

HOUSEHOLD DURABLES (0.4%)
Black & Decker Corp.                                1,761          83,155
DR Horton, Inc.                                     8,076          88,513
Fortune Brands, Inc.                                4,400         171,380
Harman International Industries,
   Inc.                                             2,031          76,386
KB Home                                             2,167          30,728
Leggett & Platt, Inc.                               4,592          88,763
Lennar Corp., Class A                               4,517          56,914

                                    Continued


                                                SHARES         VALUE
                                             ------------- ---------------

COMMON STOCKS, CONTINUED
HOUSEHOLD DURABLES, CONTINUED
Newell Rubbermaid, Inc.                             8,132    $    117,995
Pulte Homes, Inc.                                   9,237          83,226
Snap-On, Inc.                                       1,687          61,626
Stanley Works (The)                                 2,316         104,753
Whirlpool Corp.                                     2,163         154,849
                                                           ---------------
                                                                1,118,288
                                                           ---------------

HOUSEHOLD PRODUCTS (2.6%)
Clorox Co.                                          4,073         241,244
Colgate-Palmolive Co.                              14,488       1,139,192
Kimberly-Clark Corp.                               12,133         742,054
Procter & Gamble Co. (The)                         85,172       4,939,976
                                                           ---------------
                                                                7,062,466
                                                           ---------------

INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS (0.2%)
AES Corp. (The) *                                  19,528         255,231
Constellation Energy Group, Inc.                    5,835         180,418
Dynegy, Inc., Class A *                            14,838          29,676
                                                           ---------------
                                                                  465,325
                                                           ---------------

INDUSTRIAL CONGLOMERATES (2.2%)
3M Co.                                             20,340       1,496,414
General Electric Co. (b)                          310,197       4,423,409
Textron, Inc.                                       7,874         140,000
                                                           ---------------
                                                                6,059,823
                                                           ---------------

INSURANCE (2.5%)
Aflac, Inc.                                        13,693         568,123
Allstate Corp. (The)                               15,712         464,604
American International Group, Inc. *                3,941         132,496
AON Corp.                                           8,108         312,239
Assurant, Inc.                                      3,449         103,229
Chubb Corp.                                        10,090         489,567
Cincinnati Financial Corp.                          4,762         120,764
Genworth Financial, Inc., Class A *                14,071         149,434
Hartford Financial Services Group,
   Inc.                                            11,256         275,997
Lincoln National Corp.                              8,673         206,678
Loews Corp.                                        10,581         350,231
Marsh & McLennan Cos., Inc.                        15,306         359,079
MBIA, Inc. *                                        4,992          20,267
MetLife, Inc.                                      23,701         806,545
Principal Financial Group, Inc.                     9,100         227,864
Progressive Corp. (The) *                          19,949         319,184
Prudential Financial, Inc.                         13,558         613,228
Torchmark Corp.                                     2,424          98,414
Travelers Cos., Inc. (The)                         16,557         824,373
Unum Group                                          9,704         193,595
XL Capital, Ltd., Class A                          10,021         164,445
                                                           ---------------
                                                                6,800,356
                                                           ---------------


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------


                                                SHARES          VALUE
                                             -------------  --------------

COMMON STOCKS, CONTINUED
INTERNET & CATALOG RETAIL (0.5%)
Amazon.com, Inc. *                                  9,712   $   1,153,883
Expedia, Inc. *                                     6,163         139,715
                                                            --------------
                                                                1,293,598
                                                            --------------

INTERNET SOFTWARE & SERVICES (1.9%)
Akamai Technologies, Inc. *                         5,063         111,386
eBay, Inc. *                                       32,753         729,409
Google, Inc., Class A *                             7,012       3,759,274
VeriSign, Inc. *                                    5,649         128,854
Yahoo!, Inc. *                                     34,847         554,067
                                                            --------------
                                                                5,282,990
                                                            --------------

IT SERVICES (1.1%)
Affiliated Computer Services, Inc.,
   Class A *                                        2,859         148,925
Automatic Data Processing, Inc.                    14,694         584,821
Cognizant Technology Solutions
   Corp., Class A *                                 8,557         330,728
Computer Sciences Corp. *                           4,438         225,051
Convergys Corp. *                                   3,594          38,995
Fidelity National Information
   Services, Inc.                                   9,086         197,711
Fiserv, Inc. *                                      4,558         209,076
Mastercard, Inc., Class A                           2,796         612,380
Paychex, Inc.                                       9,407         267,253
Total System Services, Inc.                         5,775          92,227
Western Union Co. (The)                            20,543         373,266
                                                            --------------
                                                                3,080,433
                                                            --------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak Co.                                   7,856          29,460
Hasbro, Inc.                                        3,646          99,426
Mattel, Inc.                                       10,502         198,803
                                                            --------------
                                                                  327,689
                                                            --------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Millipore Corp. *                                   1,624         108,824
PerkinElmer, Inc.                                   3,415          63,553
Thermo Fisher Scientific, Inc. *                   11,930         536,850
Waters Corp. *                                      2,824         162,183
                                                            --------------
                                                                  871,410
                                                            --------------

MACHINERY (1.6%)
Caterpillar, Inc.                                  18,108         997,026
Cummins, Inc.                                       5,912         254,571
Danaher Corp.                                       7,470         509,678
Deere & Co.                                        12,384         564,091
Dover Corp.                                         5,449         205,318
Eaton Corp.                                         4,851         293,243
Flowserve Corp.                                     1,641         161,163
Illinois Tool Works, Inc.                          11,262         517,151
ITT Corp.                                           5,331         270,282
PACCAR, Inc.                                       10,639         398,005

                                    Continued


                                                SHARES         VALUE
                                             ------------- ---------------

COMMON STOCKS, CONTINUED
MACHINERY, CONTINUED
Pall Corp.                                          3,455    $    109,662
Parker Hannifin Corp.                               4,702         249,018
                                                           ---------------
                                                                4,529,208
                                                           ---------------

MEDIA (2.4%)
CBS Corp., Class B                                 19,904         234,270
Comcast Corp., Class A                             83,738       1,214,201
DIRECTV Group, Inc. (The) *                        13,110         344,793
Gannett Co., Inc.                                   6,809          66,864
Interpublic Group of Cos., Inc. *                  14,013          84,358
McGraw-Hill Cos., Inc. (The)                        9,213         265,150
Meredith Corp.                                      1,054          28,521
New York Times Co. (The), Class A                   3,416          27,226
News Corp., Class A                                65,597         755,678
Omnicom Group, Inc.                                 9,105         312,119
Scripps Networks Interactive, Inc.,
   Class A                                          2,650         100,064
Time Warner, Inc.                                  34,673       1,044,351
Viacom, Inc., Class B *                            17,764         490,109
Walt Disney Co. (The)                              54,003       1,478,062
Washington Post Co. (The), Class B                    176          76,032
                                                           ---------------
                                                                6,521,798
                                                           ---------------

MEDICAL-WHOLESALE DRUG DISTRIBUTORS
   (0.0%)
CareFusion Corp. *                                  5,273         117,957
                                                           ---------------

METALS & MINING (0.9%)
AK Steel Holding Corp.                              3,201          50,800
Alcoa, Inc.                                        28,539         354,454
Allegheny Technologies, Inc.                        2,871          88,599
Freeport-McMoRan Copper &
   Gold, Inc. *                                    11,907         873,498
Newmont Mining Corp.                               14,337         623,086
Nucor Corp.                                         9,205         366,819
Titanium Metals Corp.                               2,493          21,440
United States Steel Corp.                           4,199         144,823
                                                           ---------------
                                                                2,523,519
                                                           ---------------

MULTILINE RETAIL (0.9%)
Big Lots, Inc. *                                    2,419          60,596
Family Dollar Stores, Inc.                          4,108         116,257
JC Penney Co., Inc.                                 6,908         228,862
Kohl's Corp. *                                      8,946         511,890
Macy's, Inc.                                       12,319         216,445
Nordstrom, Inc.                                     4,690         149,048
Sears Holdings Corp. *                              1,415          96,022
Target Corp.                                       21,810       1,056,258
                                                           ---------------
                                                                2,435,378
                                                           ---------------

MULTI-UTILITIES (1.2%)
Ameren Corp.                                        6,679         162,567

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------


                                                SHARES          VALUE
                                             -------------  --------------

COMMON STOCKS, CONTINUED
MULTI-UTILITIES, CONTINUED
Centerpoint Energy, Inc.                           11,109    $    139,974
CMS Energy Corp.                                    6,644          88,365
Consolidated Edison, Inc.                           8,038         326,986
Dominion Resources, Inc.                           17,282         589,143
DTE Energy Co.                                      4,800         177,504
Integrys Energy Group, Inc.                         2,239          77,469
NiSource, Inc.                                      8,044         103,929
PG&E Corp.                                         10,790         441,203
Public Service Enterprise
   Group, Inc.                                     14,822         441,696
Sempra Energy                                       7,156         368,176
TECO Energy, Inc.                                   6,236          89,424
Wisconsin Energy Corp.                              3,425         149,570
Xcel Energy, Inc.                                  13,348         251,743
                                                            --------------
                                                                3,407,749
                                                            --------------

NON-HAZARDOUS WASTE DISPOSAL (0.2%)
Waste Management, Inc.                             14,412         430,631
                                                            --------------

OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                        25,332         190,497
                                                            --------------

OIL & GAS (10.0%)
Anadarko Petroleum Corp.                           14,327         872,944
Apache Corp.                                        9,818         924,070
Cabot Oil & Gas Corp.                               3,036         116,795
Chesapeake Energy Corp.                            18,717         458,567
Chevron Corp.                                      58,527       4,479,657
ConocoPhillips                                     43,164       2,165,970
Consol Energy, Inc.                                 5,291         226,508
Denbury Resources, Inc. *                           7,290         106,434
Devon Energy Corp.                                 12,849         831,459
El Paso Corp.                                      20,534         201,439
EOG Resources, Inc.                                 7,331         598,649
Exxon Mobil Corp. (b)                             140,223      10,049,782
Hess Corp.                                          8,529         466,877
Marathon Oil Corp.                                 20,733         662,834
Massey Energy Co.                                   2,504          72,841
Murphy Oil Corp.                                    5,589         341,711
Noble Energy, Inc.                                  5,078         333,269
Occidental Petroleum Corp.                         23,604       1,791,072
Peabody Energy Corp.                                7,832         310,069
Range Resources Corp.                               4,586         229,529
Southwestern Energy Co. *                          10,066         438,676
Spectra Energy Corp.                               18,893         361,234
Sunoco, Inc.                                        3,424         105,459
Tesoro Corp.                                        4,053          57,309
Valero Energy Corp.                                16,296         294,958
Williams Cos., Inc. (The)                          16,993         320,318
XTO Energy, Inc.                                   16,982         705,772
                                                            --------------
                                                               27,524,202
                                                            --------------

                                    Continued


                                                SHARES         VALUE
                                             ------------- ---------------

COMMON STOCKS, CONTINUED
OIL GAS & CONSUMABLE FUELS (0.0%)
Pioneer Natural Resources Co.                       3,339    $    137,266
                                                           ---------------

PAPER & FOREST PRODUCTS (0.2%)
International Paper Co.                            12,660         282,445
MeadWestvaco Corp.                                  5,012         114,424
Weyerhaeuser Co.                                    6,191         224,981
                                                           ---------------
                                                                  621,850
                                                           ---------------

PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.                                12,505         400,785
Estee Lauder Cos., Inc. (The),
   Class A                                          3,399         144,458
                                                           ---------------
                                                                  545,243
                                                           ---------------

PHARMACEUTICALS (6.4%)
Abbott Laboratories                                45,034       2,277,369
Allergan, Inc.                                      9,008         506,700
Bristol-Myers Squibb Co.                           57,533       1,254,219
Eli Lilly & Co.                                    29,619       1,007,342
Forest Laboratories, Inc. *                         8,835         244,465
Johnson & Johnson                                  80,439       4,749,923
King Pharmaceuticals, Inc. *                        7,264          73,584
Merck & Co., Inc.                                  61,426       1,899,906
Mylan, Inc. *                                       8,936         145,121
Pfizer, Inc.                                      235,245       4,006,222
Schering-Plough Corp.                              47,698       1,345,084
Watson Pharmaceuticals, Inc. *                      3,088         106,289
                                                           ---------------
                                                               17,616,224
                                                           ---------------

REAL ESTATE INVESTMENT TRUSTS (1.1%)
Apartment Investment & Management
   Co., Class A                                     3,430          42,361
AvalonBay Communities, Inc.                         2,340         160,945
Boston Properties, Inc.                             4,057         246,544
Equity Residential                                  8,022         231,675
HCP, Inc.                                           8,435         249,592
Health Care REIT, Inc.                              3,490         154,851
Host Hotels & Resorts, Inc.                        17,611         178,047
Kimco Realty Corp.                                 10,973         138,699
Plum Creek Timber Co., Inc.                         4,769         149,222
ProLogis                                           12,965         146,893
Public Storage                                      3,964         291,750
Simon Property Group, Inc.                          8,343         566,406
Ventas, Inc.                                        4,585         183,996
Vornado Realty Trust                                4,508         268,497
                                                           ---------------
                                                                3,009,478
                                                           ---------------

REAL ESTATE MANAGEMENT & DEVELOPMENT
   (0.0%) CB Richard Ellis Group, Inc.,
   Class A *                                        6,931          71,736
                                                           ---------------

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------


                                                SHARES          VALUE
                                             -------------  --------------

COMMON STOCKS, CONTINUED
ROAD & RAIL (0.9%)
Burlington Northern Santa Fe Corp.                  7,648    $    576,047
CSX Corp.                                          11,467         483,678
Norfolk Southern Corp.                             10,752         501,258
Ryder System, Inc.                                  1,637          66,381
Union Pacific Corp.                                14,591         804,548
                                                            --------------
                                                                2,431,912
                                                            --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (2.4%)
Advanced Micro Devices, Inc. *                     16,420          75,532
Altera Corp.                                        8,595         170,095
Analog Devices, Inc.                                8,531         218,649
Applied Materials, Inc.                            39,048         476,386
Broadcom Corp., Class A *                          12,521         333,184
Intel Corp.                                       163,034       3,115,580
Kla-Tencor Corp.                                    4,976         161,770
Linear Technology Corp.                             6,511         168,505
LSI Corp. *                                        19,007          97,316
MEMC Electronic Materials, Inc. *                   6,547          81,314
Microchip Technology, Inc.                          5,357         128,354
Micron Technology, Inc. *                          24,803         168,412
National Semiconductor Corp.                        6,860          88,768
Novellus Systems, Inc. *                            2,861          58,879
Nvidia Corp. *                                     16,000         191,360
Teradyne, Inc. *                                    5,071          42,444
Texas Instruments, Inc.                            36,838         863,851
Xilinx, Inc.                                        8,071         175,544
                                                            --------------
                                                                6,615,943
                                                            --------------

SOFTWARE (4.1%)
Adobe Systems, Inc. *                              15,342         505,366
Autodesk, Inc. *                                    6,691         166,807
BMC Software, Inc. *                                5,417         201,296
CA, Inc.                                           11,551         241,647
Citrix Systems, Inc. *                              5,301         194,865
Compuware Corp. *                                   7,088          50,041
Electronic Arts, Inc. *                             9,460         172,550
Intuit, Inc. *                                      9,463         275,089
McAfee, Inc. *                                      4,551         190,596
Microsoft Corp. (b)                               226,191       6,272,276
Novell, Inc. *                                     10,112          41,358
Oracle Corp.                                      113,958       2,404,514
Salesforce.com, Inc. *                              3,111         176,549
Symantec Corp. *                                   23,956         421,147
                                                            --------------
                                                               11,314,101
                                                            --------------

SPECIALTY RETAIL (1.8%)
Abercrombie & Fitch Co., Class A                    2,574          84,479
AutoNation, Inc. *                                  2,548          43,927
AutoZone, Inc. *                                      934         126,380
Bed Bath & Beyond, Inc. *                           7,606         267,807
Best Buy Co., Inc.                                  9,999         381,762

                                    Continued


                                                SHARES         VALUE
                                             ------------- ---------------

COMMON STOCKS, CONTINUED
SPECIALTY RETAIL, CONTINUED
GameStop Corp., Class A *                           4,822    $    117,126
Gap, Inc. (The)                                    14,059         300,019
Home Depot, Inc.                                   49,689       1,246,697
Limited Brands, Inc.                                7,912         139,251
Lowe's Cos., Inc.                                  43,251         846,422
Office Depot, Inc. *                                8,047          48,684
O'Reilly Automotive, Inc. *                         3,974         148,151
RadioShack Corp.                                    3,665          61,902
Sherwin-Williams Co. (The)                          2,881         164,332
Staples, Inc.                                      20,954         454,702
Tiffany & Co.                                       3,634         142,780
TJX Cos., Inc.                                     12,405         463,327
                                                           ---------------
                                                                5,037,748
                                                           ---------------

TEXTILES APPAREL & LUXURY GOODS (0.5%)
Coach, Inc.                                         9,303         306,720
Nike, Inc., Class B                                11,350         705,743
Polo Ralph Lauren Corp.                             1,656         123,239
VF Corp.                                            2,592         184,136
                                                           ---------------
                                                                1,319,838
                                                           ---------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.                          13,926         182,988
People's United Financial, Inc.                    10,202         163,538
                                                           ---------------
                                                                  346,526
                                                           ---------------

TOBACCO (1.6%)
Altria Group, Inc.                                 60,567       1,096,868
Lorillard, Inc.                                     4,776         371,191
Philip Morris International, Inc.                  56,442       2,673,093
Reynolds American, Inc.                             4,950         239,976
                                                           ---------------
                                                                4,381,128
                                                           ---------------

TRADING COMPANIES & DISTRIBUTORS
   (0.1%)
Fastenal Co.                                        3,785         130,582
WW Grainger, Inc.                                   1,823         170,870
                                                           ---------------
                                                                  301,452
                                                           ---------------

WIRELESS TELECOMMUNICATION SERVICES
   (0.3%)
American Tower Corp., Class A *                    11,351         417,944
MetroPCS Communications, Inc. *                     7,420          46,226
Sprint Nextel Corp. *                              84,107         248,957
                                                           ---------------
                                                                  713,127
                                                           ---------------

TOTAL COMMON STOCKS                                           265,886,393
                                                           ---------------

INVESTMENTS IN AFFILIATES (3.7%)
COMMERCIAL BANKS (0.1%)
Fifth Third Bancorp                                23,288         208,195
                                                           ---------------

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

--------------------------------------------------------------------------


                                                SHARES          VALUE
                                             -------------  --------------

INVESTMENTS IN AFFILIATES, CONTINUED
FIFTH THIRD FUNDS (3.6%)
Fifth Third Institutional Money
   Market Fund (a)                              9,920,238   $   9,920,238
                                                            --------------

TOTAL INVESTMENTS IN AFFILIATES                                10,128,433
                                                            --------------

TOTAL INVESTMENTS (COST $154,539,207) - 99.9%                 276,014,826

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                      292,216
                                                            --------------

NET ASSETS - 100.0%                                         $ 276,307,042
                                                            ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

(b) All or part of this security has been designated as collateral for futures contracts.


                 See notes to schedules of investments.

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

----------------------------------------------------------------------------


                                                  SHARES          VALUE
                                               -------------  --------------

FOREIGN STOCKS (b) (97.7%)
AUSTRALIA (9.5%)
Amcor, Ltd.                                          36,097       $ 185,509
Australia & New Zealand Banking
   Group, Ltd.                                      124,370       2,529,687
BHP Billiton, Ltd.                                  118,886       3,903,880
Coca-Cola Amatil, Ltd.                              266,904       2,531,671
Commonwealth Bank of Australia                       67,996       3,130,131
Macquaire Group, Ltd.                                 4,616         200,513
MAP Group                                           560,601       1,435,103
National Australia Bank, Ltd.                        99,657       2,617,635
QBE Insurance Group, Ltd.                            96,004       1,932,283
Rio Tinto, Ltd.                                      14,000         777,448
Tatts Group, Ltd.                                   402,867         891,000
Wesfarmers, Ltd.                                     15,482         381,454
Wesfarmers, Ltd., PPS                                36,219         907,251
Westpac Banking Corp.                                46,253       1,077,092
Woolworths, Ltd.                                     28,581         731,041
                                                              --------------
                                                                 23,231,698
                                                              --------------

AUSTRIA (0.1%)
Erste Group Bank AG                                   6,967         279,946
                                                              --------------

BELGIUM (1.0%)
Delhaize Group SA                                    36,942       2,507,761
                                                              --------------

BERMUDA (0.2%)
Noble Group, Ltd.                                   303,000         552,829
                                                              --------------

DENMARK (1.6%)
H Lundbeck AS                                        38,708         747,995
Novo Nordisk AS, Class B                             49,632       3,086,581
                                                              --------------
                                                                  3,834,576
                                                              --------------

FINLAND (0.9%)
Kesko Oyj, Class B                                   32,537       1,083,024
Metso Oyj                                            11,902         332,041
Nokia Oyj                                            51,943         655,444
Rautaruukki Oyj                                         789          16,074
                                                              --------------
                                                                  2,086,583
                                                              --------------

FRANCE (9.5%)
BNP Paribas *                                         7,361         556,509
Bouygues SA                                          28,474       1,339,704
Casino Guichard Perrachon SA                         11,610         922,060
Cie de Saint-Gobain                                   6,839         332,959
Compagnie Generale des
   Etablissements Michelin, Class B                   6,146         455,441
France Telecom SA (c)                               127,835       3,160,834
Iliad SA                                              8,021         868,355
Lagardere SCA                                        10,121         456,885
M6-Metropole Television                              47,134       1,136,140
Neopost SA                                            6,282         550,222
PPR                                                   5,540         604,364

                                    Continued


                                                  SHARES         VALUE
                                               ------------- ---------------

FOREIGN STOCKS, CONTINUED
FRANCE, CONTINUED
Renault SA *                                          5,354       $ 239,362
Sanofi-Aventis SA (c)                                45,855       3,351,673
Schneider Electric SA                                11,033       1,145,978
SCOR SE                                              57,445       1,463,557
Technip SA                                            1,154          72,669
Total SA (c)                                         42,846       2,551,340
Vallourec SA                                          7,446       1,177,356
Vinci SA                                             53,244       2,778,963
                                                             ---------------
                                                                 23,164,371
                                                             ---------------

GERMANY (7.3%)
Allianz SE                                            9,936       1,138,740
BASF SE                                              67,055       3,587,228
Bayerische Motoren Werke AG                          37,565       1,835,477
Commerzbank AG *                                     61,752         639,572
Daimler AG                                            7,772         378,321
Deutsche Bank AG                                      3,730         270,098
Deutsche Lufthansa AG                                29,336         451,781
Deutsche Telekom AG                                  16,380         223,403
E.ON AG                                              16,299         623,008
Hannover Rueckversicherung AG *                      22,020         988,245
Muenchener Rueckversicherungs AG                     14,009       2,221,903
RWE AG                                               37,165       3,254,261
Salzgitter AG                                        11,485       1,030,237
Suedzucker AG                                        32,920         678,687
TUI AG *                                             74,483         515,740
Volkswagen AG                                           779         126,596
                                                             ---------------
                                                                 17,963,297
                                                             ---------------

GREAT BRITAIN (20.3%)
Admiral Group PLC                                    25,916         435,669
Anglo American PLC *                                 15,273         554,795
Associated British Foods PLC                         46,156         625,754
AstraZeneca PLC (c)                                  69,108       3,106,218
Aviva PLC                                           211,419       1,323,765
Barclays PLC *                                      457,422       2,393,251
BHP Billiton PLC                                    117,021       3,165,033
BP PLC (c)                                          551,673       5,195,513
British American Tobacco PLC                         88,945       2,839,952
Drax Group PLC                                       83,447         634,801
Eurasian Natural Resources Corp.                     42,049         574,702
Experian PLC                                         60,719         556,283
Fresnillo PLC                                        19,527         237,445
GlaxoSmithKline PLC                                 149,906       3,078,548
Home Retail Group PLC                               267,888       1,275,538
HSBC Holdings PLC                                   349,070       3,862,885
International Power PLC                              79,286         330,033
Invensys PLC                                        301,103       1,394,293
Investec PLC                                         89,246         639,383
Kazakhmys PLC *                                       3,052          54,041
Lloyds Banking Group PLC *                          637,580         901,984
Marks & Spencer Group PLC                           489,646       2,743,686
National Grid PLC                                    74,991         745,638
                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

----------------------------------------------------------------------------


                                                  SHARES          VALUE
                                               -------------  --------------

FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
Rio Tinto PLC                                        27,000     $ 1,191,667
Royal Dutch Shell PLC, Class A                      160,336       4,751,930
Standard Chartered PLC                              106,453       2,614,083
Tomkins PLC                                         254,512         700,251
Vodafone Group PLC                                1,426,910       3,157,023
Xstrata PLC *                                        38,380         549,738
                                                              --------------
                                                                 49,633,902
                                                              --------------

GREECE (0.5%)
Coca Cola Hellenic Bottling Co. SA                    5,033         131,153
National Bank of Greece SA *                          8,214         298,286
OPAP SA                                               7,226         184,627
Public Power Corp. SA *                              30,653         623,097
                                                              --------------
                                                                  1,237,163
                                                              --------------

HONG KONG (1.4%)
Hang Seng Bank, Ltd.                                     80           1,133
Hutchison Whampoa, Ltd.                             130,000         910,101
New World Development, Ltd.                         751,000       1,607,802
NWS Holdings, Ltd.                                  113,000         213,910
Sino Land Co., Ltd.                                 220,000         422,216
Wheelock & Co., Ltd.                                 84,201         269,563
                                                              --------------
                                                                  3,424,725
                                                              --------------

IRELAND (0.4%)
Kerry Group PLC, Class A                             36,674       1,087,497
                                                              --------------

ITALY (4.6%)
Enel SpA                                            552,588       3,294,319
ENI SpA (c)                                         160,543       3,980,341
Intesa Sanpaolo SpA                                 154,135         502,013
Mediaset SpA                                        229,291       1,492,133
Parmalat SpA                                        249,267         690,256
Telecom Italia SpA                                  795,252       1,263,086
                                                              --------------
                                                                 11,222,148
                                                              --------------

JAPAN (21.4%)
Aeon Co., Ltd.                                      118,000       1,051,885
Aeon Credit Service Co., Ltd.                        35,000         334,696
Aisin Seiki Co., Ltd.                                45,918       1,156,211
Ajinomoto Co., Inc.                                  65,000         608,857
Asahi Glass Co., Ltd.                               114,000         949,569
Astellas Pharma, Inc.                                16,300         596,761
Bank of Yokohama, Ltd. (The)                         53,000         257,223
Brother Industries, Ltd.                              6,000          67,821
Canon, Inc.                                          59,199       2,221,492
Chiba Bank, Ltd. (The)                               35,000         214,118
Chubu Electric Power Co., Inc.                       76,300       1,710,668
Chugai Pharmaceutical Co., Ltd.                      45,100         887,837
Chugoku Bank, Ltd. (The)                              8,000         107,547
Coca-Cola West Co., Ltd.                              7,600         141,286
Credit Saison Co., Ltd.                               4,500          50,586

                                    Continued


                                                  SHARES         VALUE
                                               ------------- ---------------

FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Dai Nippon Printing Co., Ltd.                       119,000    $  1,480,872
Daicel Chemical Industries, Ltd.                     45,000         271,519
Daito Trust Construction Co., Ltd.                    8,900         372,094
Daiwa House Industry Co., Ltd.                      160,000       1,697,087
Denso Corp.                                             900          24,585
East Japan Railway Co.                                  800          51,274
Electric Power Development Co., Ltd.                  2,600          81,127
Elpida Memory, Inc. *                                17,700         228,263
Fuji Media Holdings, Inc.                               772       1,132,037
FUJIFILM Holdings Corp.                              75,700       2,175,437
Fukuoka Financial Group, Inc.                       130,000         471,599
Honda Motor Co., Ltd.                                70,200       2,172,255
Hoya Corp.                                            2,000          43,801
Idemitsu Kosan Co., Ltd.                              2,700         196,967
JFE Holdings, Inc.                                   35,600       1,146,406
Kaneka Corp.                                        133,000         866,814
Kansai Electric Power Co.,
   Inc. (The)                                        23,100         502,088
Kao Corp.                                             7,700         172,954
KDDI Corp.                                               62         329,447
Kirin Holdings Co., Ltd.                             12,000         196,871
Kyushu Electric Power Co., Inc.                      83,100       1,699,672
Leopalace21 Corp. *                                  51,900         279,206
Makita Corp.                                          3,300         110,333
Mitsubishi Chemical Holdings Corp.                   33,000         122,756
Mitsubishi Corp.                                      9,400         200,811
Mitsubishi UFJ Financial Group, Inc.                170,462         909,964
Mitsubishi UFJ Lease & Finance
   Co., Ltd.                                         21,344         639,482
Mitsui & Co., Ltd.                                   56,900         734,364
Mitsumi Electric Co., Ltd.                           27,800         566,951
Mizuho Financial Group, Inc.                         61,900         123,058
Murata Manufacturing Co., Ltd.                       20,100         990,645
Nippon Express Co., Ltd.                            338,000       1,369,554
Nippon Mining Holdings, Inc.                         17,500          77,230
Nippon Paper Group, Inc.                             55,100       1,461,878
Nippon Telegraph & Telephone Corp.                   14,300         590,783
Nishi-Nippon City Bank, Ltd. (The)                   69,000         172,489
Nissan Motor Co., Ltd.                              195,032       1,386,860
Nisshin Steel Co., Ltd.                             107,000         175,580
Nitto Denko Corp.                                     1,900          56,647
Nomura Holdings, Inc.                                57,200         400,268
NSK, Ltd.                                            43,000         246,434
NTN Corp.                                           347,000       1,295,333
NTT Data Corp.                                           11          31,532
NTT DoCoMo, Inc.                                        665         968,721
Panasonic Corp.                                      28,800         399,264
Resona Holdings, Inc.                                12,200         145,495
Ricoh Co., Ltd.                                         500           6,900
Sankyo Co., Ltd.                                        100           5,698
Santen Pharmaceutical Co., Ltd.                       4,100         141,565
Sekisui Chemical Co., Ltd.                           39,000         232,078
Sekisui House, Ltd.                                  21,000         180,197

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

----------------------------------------------------------------------------


                                                  SHARES          VALUE
                                               -------------  --------------

FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Sharp Corp.                                          77,000       $ 815,611
Shin-Etsu Chemical Co., Ltd.                          1,900         100,092
Shinko Electric Industries Co., Ltd.                 39,100         567,762
Showa Denko KK                                       19,000          36,195
Sojitz Corp.                                        392,300         722,850
Sony Corp.                                           46,000       1,351,923
Sony Financial Holdings, Inc.                            13          37,150
Sumitomo Corp.                                       75,100         731,223
Sumitomo Electric Industries, Ltd.                  132,900       1,597,987
Sumitomo Mitsui Financial
   Group, Inc.                                       13,700         470,584
Taiheiyo Cement Corp. *                              44,000          51,049
Takeda Pharmaceutical Co., Ltd.                       9,000         361,923
TDK Corp.                                            16,500         938,539
Tohoku Electric Power Co., Inc.                      17,700         364,855
Tokio Marine Holdings, Inc.                          15,900         409,114
Tokyo Tatemono Co., Ltd.                             80,000         377,364
Tokyu Land Corp.                                     15,000          60,907
Toppan Printing Co., Ltd.                           124,000       1,102,598
Tosoh Corp.                                         128,077         344,033
Toyota Motor Corp. (c)                               36,500       1,444,311
Toyota Tsusho Corp.                                   5,900          84,530
Yamazaki Baking Co., Ltd.                            59,000         728,646
                                                              --------------
                                                                  52,391,048
                                                              --------------

LUXEMBOURG (0.1%)
ArcelorMittal                                         3,852         128,971
                                                              --------------

MAURITIUS (0.3%)
Golden Agri-Resources, Ltd. *                     2,299,000         687,627
                                                              --------------

NETHERLANDS (2.2%)
Akzo Nobel NV                                         1,253          74,048
Fugro NV                                             39,124       2,178,673
ING Groep NV *                                       15,437         199,588
Koninklijke KPN NV                                   79,594       1,443,030
Koninklijke Philips Electronics NV                   59,940       1,506,821
                                                              --------------
                                                                  5,402,160
                                                              --------------

NORWAY (1.7%)
DnB NOR ASA *                                        94,600       1,085,313
StatoilHydro ASA                                    125,599       2,978,543
                                                              --------------
                                                                  4,063,856
                                                              --------------

SINGAPORE (0.8%)
Jardine Cycle & Carriage, Ltd.                       30,194         493,952
SembCorp Industries, Ltd.                           276,000         644,881
Singapore Exchange, Ltd.                            108,000         612,586
UOL Group, Ltd.                                      42,000          99,637
                                                              --------------
                                                                  1,851,056
                                                              --------------


                                    Continued


                                                  SHARES         VALUE
                                               ------------- ---------------

FOREIGN STOCKS, CONTINUED
SPAIN (5.3%)
Banco Bilbao Vizcaya Argentaria SA                  170,884    $  3,060,868
Banco Popular Espanol SA                             71,995         641,564
Banco Santander SA                                  293,876       4,730,488
Telefonica SA (c)                                   166,644       4,651,354
                                                             ---------------
                                                                 13,084,274
                                                             ---------------

SWEDEN (2.0%)
Holmen AB, Class B                                   30,137         826,277
Skandinaviska Enskilda Banken AB,
   Series A *                                       164,101       1,022,298
SSAB AB, Class A                                     54,171         842,805
SSAB AB, Class B                                      8,816         125,768
Svenska Cellulosa AB, B Shares                        5,906          82,075
Svenska Handelsbanken AB, Class A                    67,933       1,785,633
Swedbank AB, Class A *                               12,982         114,796
                                                             ---------------
                                                                  4,799,652
                                                             ---------------

SWITZERLAND (6.6%)
Adecco SA                                            31,605       1,412,942
Baloise Holding AG                                   16,029       1,372,996
Compagnie Financiere Richemont SA,
   Class A                                           15,272         427,580
Credit Suisse Group AG                               54,098       2,889,599
Geberit AG                                            6,249       1,034,913
Holcim, Ltd. *                                       21,003       1,333,328
Nestle SA (c)                                        55,287       2,570,017
Novartis AG                                          28,099       1,465,734
Roche Holding AG                                     14,384       2,304,631
Schindler Holding AG                                  2,826         195,543
UBS AG *                                              5,739          96,107
Zurich Financial Services AG                          4,321         989,212
                                                             ---------------
                                                                 16,092,602
                                                             ---------------

TOTAL FOREIGN STOCKS                                            238,727,742
                                                             ---------------

INVESTMENT COMPANIES (0.8%)
UNITED STATES (0.8%)
iShares MSCI EAFE Index Fund                         36,600       1,950,780
                                                             ---------------

TOTAL INVESTMENT COMPANIES                                        1,950,780
                                                             ---------------

RIGHTS (0.0%)
GERMANY (0.0%)
TUI AG *                                             74,483              --
                                                             ---------------

JAPAN (0.0%)
Dowa Holdings Co., Ltd. *                            28,000              --
                                                             ---------------

TOTAL RIGHTS                                                             --
                                                             ---------------

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------------


                                                  SHARES          VALUE
                                               -------------  ---------------

INVESTMENTS IN AFFILIATES (0.4%)
UNITED STATES (0.4%)
Fifth Third Institutional Money
   Market Fund (a)                                1,078,460    $  1,078,460
                                                              ---------------

TOTAL INVESTMENTS IN AFFILIATES                                   1,078,460
                                                              ---------------

TOTAL INVESTMENTS (COST $232,435,568) - 98.9%                   241,756,982

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                      2,733,283
                                                              ---------------

NET ASSETS - 100.0%                                            $244,490,265
                                                              ===============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

(b) The Fund's securities were fair valued at October 31, 2009 using procedures approved by the Board of Trustees.

(c) All or part of this security has been designated as collateral for futures contracts.


The following abbreviation is used in the Schedule of Investments:
PPS - Price Protected Shares

AT OCTOBER 31, 2009, INTERNATIONAL EQUITY'S INDUSTRY INVESTMENT CON-CENTRATIONS, AS A PERCENTAGE OF NET ASSETS, WERE AS FOLLOWS:

Agricultural Operations                                                 0.3%
Airlines                                                                0.2%
Airport Development & Maintenance                                       0.6%
Audio & Video Products                                                  0.7%
Auto / Truck Parts & Equipment-Original                                 0.5%
Auto-Cars & Light Trucks                                                3.1%
Beverages-Non Alcoholic                                                 1.1%
Brewery                                                                 0.1%
Building & Construction-Miscellaneous                                   0.5%
Building & Construction Products-Miscellaneous                          0.6%
Building-Heavy Construction                                             1.1%
Building Production-Cement & Aggregate                                  0.6%
Building Products-Doors & Windows                                       0.4%
Building-Residential & Commercial                                       0.9%
Capacitors                                                              0.2%
Capital Goods                                                           0.6%
Cellular Telecom                                                        1.7%
Chemicals-Diversified                                                   2.1%
Chemicals-Speciality                                                    0.1%
Commercial Banks Non-U.S.                                              15.1%
Commercial Services-Finance                                             0.2%
Computers-Memory Devices                                                0.4%
Consumer, Cyclical                                                        --^
Containers-Paper & Plastic                                              0.1%
Cosmetics & Toiletries                                                  0.1%
Distribution & Wholesale                                                0.2%

                                    Continued


AT OCTOBER 31, 2009, INTERNATIONAL EQUITY'S INDUSTRY INVESTMENT CON-CENTRATIONS, AS A PERCENTAGE OF NET ASSETS, WERE AS FOLLOWS, CONTINUED:

Diversified Financial Services                                         0.3%
Diversified Manufacturing Operations                                   0.7%
Diversified Minerals                                                   3.3%
Diversified Operations                                                 0.9%
Electric Products-Miscellaneous                                        0.4%
Electric-Generation                                                      --^
Electric-Integrated                                                    5.1%
Electric-Transmission                                                  0.3%
Electronic Components-Miscellaneous                                    1.0%
Electronic Components-Semiconductors                                   0.3%
Engineering / R & D Services                                           0.3%
Equity Fund                                                            0.8%
Fifth Third Funds                                                      0.4%
Finance-Credit Card                                                    0.2%
Finance-Investment Banker / Broker                                     1.5%
Finance-Leasing Company                                                0.3%
Finance-Other Services                                                 0.2%
Food                                                                   0.6%
Food-Miscellaneous / Diversified                                       2.3%
Food-Retail                                                            1.7%
Food-Wholesale & Distribution                                          0.4%
Gambling (Non-Hotel)                                                   0.1%
Human Resources                                                        0.6%
Import / Export                                                        1.0%
Industrial                                                             0.1%
Internet Software & Services                                           0.4%
Leisure & Recreation Products                                            --^
Life & Health Insurance                                                0.5%
Lottery Services                                                       0.4%
Machinery-Electrical                                                   0.1%
Machinery-General Industry                                             0.1%
Medical-Drugs                                                          7.8%
Metal Processors & Fabrications                                        0.6%
Metal-Copper                                                             --^
Metal-Diversified                                                      1.0%
Mining                                                                 0.1%
Multi-Line Insurance                                                   1.5%
Multimedia                                                             0.2%
Networking Products                                                      --^
Office Automation & Equipment                                          1.1%
Oil Company-Integrated                                                 8.0%
Oil Refining & Marketing                                                 --^
Oil-Field Services                                                     0.9%
Paper & Related Products                                               1.0%
Photo Equipment & Supplies                                             0.9%
Power Conversion & Supply Equipment                                    0.5%
Printing-Commercial                                                    1.1%
Property & Casualty Insurance                                          1.1%
Real Estate Management & Services                                      0.2%
Real Estate Operations & Development                                   1.3%
Reinsurance                                                            1.9%
Retail                                                                 0.2%
Retail-Major Department Store                                          1.9%

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------------




AT OCTOBER 31, 2009, INTERNATIONAL EQUITY'S INDUSTRY INVESTMENT CON-CENTRATIONS, AS A PERCENTAGE OF NET ASSETS, WERE AS FOLLOWS, CONTINUED:

Retail-Miscellaneous / Diversified                                      0.4%
Rubber-Tires                                                            0.2%
Steel-Producers                                                         1.9%
Telephone-Integrated                                                    4.8%
Television                                                              1.5%
Tobacco                                                                 1.2%
Tools-Hand Held                                                          --^
Transportation-Rail                                                      --^
Transportation-Truck                                                    0.6%
Travel Services                                                         0.2%
Wire & Cable Products                                                   0.7%
Wireless Equipment                                                      0.3%

---------------------------------
^ Amount is less than 0.05%.

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------- -------------

ASSET-BACKED SECURITIES (2.7%)
AUTOMOBILES SEQUENTIAL (0.8%)
Honda Auto Receivables Owner Trust,
   Series 2009-3, Class A3, 2.31%,
   5/15/13                                         $ 250,000   $   253,853
Hyundai Auto Receivables Trust,
   Series 2009-A, Class A3, 2.03%,
   8/15/13                                           415,000       418,272
                                                              -------------
                                                                   672,125
                                                              -------------

MANUFACTURED HOUSING ABS OTHER (0.6%)
Mid-State Trust, Series 2005-1, Class
   M2, 7.08%, 1/15/40                                547,710       467,999
                                                              -------------

OTHER ABS (1.3%)
Aerco, Ltd., Series 2A, Class A3,
   0.71%, 7/15/25 (a) (b) (f)                        770,526       377,558
Residential Asset Securities Corp.,
   Series 2006-KS3, Class AI3, 0.41%,
   4/25/36 (a)                                       792,114       721,178
                                                              -------------
                                                                 1,098,736
                                                              -------------

TOTAL ASSET-BACKED SECURITIES                                    2,238,860
                                                              -------------

CONVERTIBLE BONDS (0.5%)
SUPER-REGIONAL BANKS-U.S. (0.5%)
National City Corp., 4.00%, 2/1/11                   425,000       430,312
                                                              -------------

TOTAL CONVERTIBLE BONDS                                            430,312
                                                              -------------

CORPORATE BONDS (21.5%)
CABLE TV (1.3%)
COX Communications, Inc., 7.75%,
   11/1/10                                         1,000,000     1,052,988
                                                              -------------

COMMERCIAL BANKS-CENTRAL U.S. (0.6%)
SunTrust Bank, 3.00%, 11/16/11                       500,000       518,678
                                                              -------------

COMMERCIAL BANKS-EASTERN U.S. (0.2%)
Emigrant Capital Trust, 3.28%,
   11/30/09 @ 100) (a) (b)                         1,000,000       162,452
                                                              -------------

COMMERCIAL BANKS-SOUTHERN U.S. (1.6%)
First Tennessee Capital II, Series B,
   6.30%, 4/15/34, (Callable
   11/30/09 @ 100)                                 1,500,000       843,408
Union Planters Corp., 4.38%, 12/1/10                 500,000       497,376
                                                              -------------
                                                                 1,340,784
                                                              -------------

DIVERSIFIED FINANCIAL SERVICES (1.3%)
General Electric Capital Corp.,
   6.88%, 1/10/39                                  1,000,000     1,077,620
                                                              -------------



                                    Continued

                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------- -------------

CORPORATE BONDS, CONTINUED
ELECTRIC-INTEGRATED (1.7%)
FPL Group Capital, Inc., 6.65%,
   6/15/67, (Callable 6/15/17 @ 100) (a)          $1,000,000     $ 935,000
Public Service Co. of Oklahoma,
   Series C, 4.85%, 9/15/10                          500,000       511,260
                                                             --------------
                                                                 1,446,260
                                                             --------------

FINANCE-CONSUMER LOANS (0.7%)
SLM Corp., Series CPI, 0.03%,
   11/21/13 (a)                                    1,000,000       607,850
                                                             --------------

FINANCE-OTHER SERVICES (0.8%)
Cullen Frost Cap Trust II, 1.91%,
   3/1/34, (Callable 11/30/09 @ 100) (a)           1,000,000       620,729
                                                             --------------

FINANCIAL GUARANTEE INSURANCE (1.6%)
Financial Security Assurance
   Holdings, Ltd., 6.25%, 11/1/2102                   90,350     1,290,315
                                                             --------------

INSURANCE BROKERS (0.5%)
Marsh & McLennan Cos., Inc., 5.88%,
   8/1/33                                            500,000       449,070
                                                             --------------

MACHINERY-CONSTRUCTION & MINING (0.8%)
Joy Global, Inc., 6.00%, 11/15/16                    625,000       626,513
                                                             --------------

MONEY CENTER BANKS (1.3%)
Deutsche Bank Trust Corp., 7.25%,
   10/15/11                                        1,000,000     1,057,672
                                                             --------------

MULTI-LINE INSURANCE (0.5%)
American Financial Group, Inc.,
   9.88%, 6/15/19                                    375,000       424,584
                                                             --------------

REAL ESTATE INVESTMENT TRUSTS (3.2%)
HCP, Inc., 6.70%, 1/30/18                            850,000       844,582
Realty Income Corp., 6.75%, 8/15/19                  900,000       897,968
Simon Property Group L.P., 6.35%,
   8/28/12                                           850,000       916,119
                                                             --------------
                                                                 2,658,669
                                                             --------------

REINSURANCE (0.6%)
Berkshire Hathaway Finance Corp.,
   4.60%, 5/15/13                                    500,000       536,121
                                                             --------------

RETAIL-DRUG STORE (0.9%)
CVS Pass Through Trust, 7.77%,
   1/10/12 (b)                                       648,363       707,661
                                                             --------------

RETAIL-OFFICE SUPPLIES (1.2%)
Staples, Inc., 9.75%, 1/15/14                        850,000     1,030,074
                                                             --------------

SPECIAL PURPOSE ENTITY (1.6%)
Capital One Capital V, 10.25%, 8/15/39               400,000       456,492

                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------- -------------

CORPORATE BONDS, CONTINUED
SPECIAL PURPOSE ENTITY, CONTINUED
HVB Funding Trust I, 8.74%, 6/30/31,
   (Callable 6/30/29 @ 100) (b)                   $1,000,000   $   850,000
                                                              -------------
                                                                 1,306,492
                                                              -------------

SUPER-REGIONAL BANKS-U.S. (0.6%)
PNC Financial Services Group, Inc.,
   8.25%, 5/21/13 (a) (e)                            500,000       501,341
                                                              -------------

WIRELESS EQUIPMENT (0.5%)
Motorola, Inc., 6.50%, 11/15/28                      500,000       417,500
                                                              -------------

TOTAL CORPORATE BONDS                                           17,833,373
                                                              -------------

FOREIGN BONDS (5.3%)
BANKS (0.7%)
Royal Bank of Scotland Group PLC,
   6.40%, 10/21/19                                   600,000       611,838
                                                              -------------

DIVERSIFIED OPERATIONS (0.6%)
Hutchison Whampoa International
   03/13, Ltd., 6.50%, 2/13/13 (b)                   486,000       528,529
                                                              -------------

MULTI-LINE INSURANCE (1.0%)
AXA SA, 6.46%, 12/14/18 (a) (b) (e)                1,000,000       823,750
                                                              -------------

SOVEREIGN (2.4%)
Brazil, Federal Republic, Series F,
   10.00%, 1/1/12                         BRL      1,660,000       914,517
Brazil, Federal Republic, Series F,
   10.00%, 1/1/14                         BRL      1,870,000       974,659
Russia Government International Bond,
   8.25%, 3/31/10 (b)                              $ 111,185       112,991
                                                              -------------
                                                                 2,002,167
                                                              -------------

SPECIAL PURPOSE BANKS (0.6%)
Export-Import Bank of Korea,
   8.13%, 1/21/14                                    425,000       487,197
                                                              -------------

TOTAL FOREIGN BONDS                                              4,453,481
                                                              -------------

MORTGAGE-BACKED SECURITIES (3.3%)
CMBS OTHER (0.8%)
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3,
   4.60%, 8/10/38                                    639,320       638,590
                                                              -------------

WL COLLATERAL CMO OTHER (1.9%)
Bear Stearns Asset Backed Securities
   Trust, Series 2003-AC7, Class A2,
   5.25%, 1/25/34                                    467,069       381,972
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2004-HYB5,
   Class 4A1, 3.66%, 4/20/35 (a)                     255,511       204,159
                                    Continued


                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                ------------- -------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO OTHER, CONTINUED
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A1, Class 2A,
   2.92%, 12/25/32 (a)                            $   18,220    $   18,225
Wells Fargo Mortgage Backed
   Securities Trust, Series 2004-X,
   Class 1A5, 4.92%, 11/25/34 (a)                  1,000,000       976,852
                                                             --------------
                                                                 1,581,208
                                                             --------------

WL COLLATERAL CMO SEQUENTIAL (0.6%)
JP Morgan Mortgage Trust, Series
   2007-A2, Class 4A1M, 5.78%,
   4/25/37 (a)                                       569,332       498,614
                                                             --------------

TOTAL MORTGAGE-BACKED SECURITIES                                 2,718,412
                                                             --------------

U.S. GOVERNMENT AGENCIES (4.8%)
FANNIE MAE (1.4%)
4.28%, 7/1/18 (a)                                    242,665       251,285
5.50%, 10/1/35                                       860,079       908,473
                                                             --------------
                                                                 1,159,758
                                                             --------------

FREDDIE MAC (3.4%)
3.23%, 10/1/32 (a)                                   130,262       131,493
4.82%, 1/1/37 (a) (d)                                871,803       911,401
5.00%, 9/15/25                                       359,659       362,406
6.50%, 9/1/22 (d)                                    676,157       725,011
6.50%, 8/1/37                                        669,378       721,082
                                                             --------------
                                                                 2,851,393
                                                             --------------

TOTAL U.S. GOVERNMENT AGENCIES                                   4,011,151
                                                             --------------

U.S. TREASURY OBLIGATIONS (1.1%)
U.S. TREASURY NOTES (1.1%)
2.75%, 2/15/19                                     1,000,000       950,312
                                                             --------------

TOTAL U.S. TREASURY OBLIGATIONS                                    950,312
                                                             --------------

                                                   SHARES
                                                -------------
COMMON STOCKS (4.9%)
BEVERAGES (0.2%)
Diageo PLC ADR                                         2,240       145,645
                                                             --------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
AT&T, Inc.                                             9,060       232,570
                                                             --------------

ELECTRIC UTILITIES (0.5%)
Duke Energy Corp.                                      7,940       125,611
Entergy Corp.                                          1,470       112,778
Southern Co.                                           4,640       144,722
                                                             --------------
                                                                   383,111
                                                             --------------



                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------------


                                                   SHARES        VALUE
                                                ------------- -------------

COMMON STOCKS, CONTINUED
ENERGY EQUIPMENT & SERVICES (0.4%)
Diamond Offshore Drilling, Inc.                        3,750   $   357,187
                                                              -------------

FOOD PRODUCTS (0.2%)
Kraft Foods, Inc., Class A                             4,784       131,656
                                                              -------------

HOUSEHOLD PRODUCTS (0.3%)
Kimberly-Clark Corp.                                   3,730       228,127
                                                              -------------

MULTI-UTILITIES (0.2%)
Wisconsin Energy Corp.                                 4,420       193,021
                                                              -------------

OIL & GAS (0.1%)
Spectra Energy Corp.                                   4,000        76,480
                                                              -------------

REAL ESTATE (0.4%)
Public Storage, Class A                               12,000       304,800
                                                              -------------

REAL ESTATE INVESTMENT TRUSTS (1.6%)
Annaly Capital Management, Inc.                       48,000       811,680
ProLogis                                              33,000       373,890
Weingarten Realty Investors                            7,025       129,962
                                                              -------------
                                                                 1,315,532
                                                              -------------

ROAD & RAIL (0.1%)
Canadian Pacific Railway, Ltd.                         2,670       115,104
                                                              -------------

TEXTILES APPAREL & LUXURY GOODS (0.1%)
VF Corp.                                               1,600       113,664
                                                              -------------

TOBACCO (0.5%)
Altria Group, Inc.                                     6,850       124,054
Philip Morris International, Inc.                      6,850       324,416
                                                              -------------
                                                                   448,470
                                                              -------------

TOTAL COMMON STOCKS                                              4,045,367
                                                              -------------

INVESTMENT COMPANIES (4.0%)
CLOSED-END FUNDS (3.6%)
American Income Fund, Inc.                           135,400     1,019,562
ING Prime Rate Trust                                 160,400       805,208
Templeton Global Income Fund                          61,374       549,297
Van Kampen Senior Income Trust                       152,000       594,320
                                                              -------------
                                                                 2,968,387
                                                              -------------

NON-PROPRIETARY EQUITY FUNDS (0.4%)
Eaton Vance Tax-Advantaged Dividend
   Income Fund                                        23,600       333,704
                                                              -------------

TOTAL INVESTMENT COMPANIES                                       3,302,091
                                                              -------------


                                    Continued


                                                   SHARES        VALUE
                                                ------------- -------------

CONVERTIBLE PREFERRED STOCK (2.8%)
AGRICULTURE OPERATIONS (1.6%)
Archer Daniels Midland Co., 6.25%                     30,000   $ 1,282,500
                                                             --------------

MINING (1.2%)
Freeport-McMoRan Copper & Gold,                        9,500
   Inc., 6.75%                                                   1,016,500
                                                             --------------

TOTAL CONVERTIBLE PREFERRED STOCK                                2,299,000
                                                             --------------

PREFERRED STOCKS (40.4%)
CABLE TV (2.1%)
Comcast Corp., 7.00%                                  20,000       487,200
Comcast Corp., Series B, 7.00%                        50,000     1,222,000
                                                             --------------
                                                                 1,709,200
                                                             --------------

CELLULAR TELECOM (0.9%)
US Cellular Corp., 8.75%                              29,500       740,450
                                                             --------------

CLOSED-END FUNDS (1.4%)
Source Capital, Inc., 2.40%                           35,600     1,132,080
                                                             --------------

COMMERCIAL BANKS NON-U.S. (2.2%)
Barclays Bank PLC, Series 2, 6.63%                    46,900       947,380
Barclays Bank PLC, Series 5, 8.13%                    36,000       847,800
                                                             --------------
                                                                 1,795,180
                                                             --------------

COMMERCIAL BANKS-EASTERN U.S. (0.6%)
HSBC USA, Inc., Series G, 4.00% (a)                   26,500       514,100
                                                             --------------

COMMERCIAL BANKS-SOUTHERN U.S. (1.3%)
BB&T Capital Trust VI, 9.60%                           6,000       159,000
BB&T Capital Trust VII, 8.10%                         16,000       406,400
First Tennessee Bank NA, 3.75% (a) (b)                 1,000       501,563
                                                             --------------
                                                                 1,066,963
                                                             --------------

DIVERSIFIED FINANCIAL SERVICES (1.8%)
Citigroup Capital VII, 7.13%                          74,225     1,474,109
                                                             --------------

ELECTRIC-INTEGRATED (3.6%)
American Electric Power Co.,
   Inc., 8.75%                                        16,000       442,080
Constellation Energy Group, Inc.,
   Series A, 8.63%                                    23,000       569,710
Entergy Arkansas, Inc., 6.00%                         45,600     1,137,720
Xcel Energy, Inc., 7.60%                              33,000       867,900
                                                             --------------
                                                                 3,017,410
                                                             --------------

FINANCE-CONSUMER LOANS (0.7%)
HSBC Finance Corp., 6.88%                             23,650       555,538
                                                             --------------

FINANCE-CREDIT CARD (1.0%)
MBNA Capital, Series D, 8.13%                         37,800       855,414
                                                             --------------


                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------------


                                                   SHARES        VALUE
                                                ------------- -------------

PREFERRED STOCKS, CONTINUED
FINANCE-INVESTMENT BANKER/BROKER (3.5%)
Bear Stearns Capital
   Trust III, 7.80%                                   26,100     $ 654,327
Credit Suisse, Ltd., 7.90%                            41,000     1,014,750
Goldman Sachs Group, Inc. (The),
   Series A, 3.75% (a)                                40,000       842,000
Merrill Lynch Preferred Capital
   Trust III, 7.00%                                    9,800       188,258
Morgan Stanley Capital
   Trust VIII, 6.45%                                  10,800       233,496
                                                              -------------
                                                                 2,932,831
                                                              -------------

FINANCE-MORTGAGE LOAN/BANKER (0.6%)
Countrywide Capital IV, 6.75%                         26,500       523,905
                                                              -------------

INVESTMENT MANAGMENT/ADVISOR SERVICES (1.5%)
Ameriprise Financial, Inc., 7.75%                     17,500       436,450
Deutsche Bank Contingent Capital
   Trust III, 7.60%                                   36,000       830,160
                                                              -------------
                                                                 1,266,610
                                                              -------------

LIFE & HEALTH INSURANCE (0.4%)
AAG Holding Co., Inc., 7.25%                          15,200       316,920
                                                              -------------

MISCELLANEOUS (0.6%)
Duke Realty Corp., Series L, 6.60%                    30,000       540,000
                                                              -------------

MONEY CENTER BANKS (1.1%)
Santander Finance Preferred SA
   Unipersonal, Series 6, 4.00% (a)                   50,600       893,596
                                                              -------------

MULTI-LINE INSURANCE (4.0%)
Aegon NV, Series 1, 4.00% (a)                         51,900       756,183
ING Groep NV, 7.20%                                   41,200       731,300
ING Groep NV, 8.50%                                   20,000       403,600
MetLife, Inc., Series A, 4.00% (a)                    40,000       804,000
MetLife, Inc., Series B, 6.50%                        30,000       651,900
                                                              -------------
                                                                 3,346,983
                                                              -------------

REAL ESTATE (0.3%)
Public Storage, Series L, 6.75%                       10,000       220,800
                                                              -------------

REAL ESTATE INVESTMENT TRUSTS (5.0%)
CBL & Associates Properties, Inc.,
   Series D, 7.38%                                    20,500       362,850
Duke Realty Corp., Series M, 6.95%                    10,000       191,600
Harris Preferred Capital Corp.,
   Series A, 7.38%                                    31,800       718,680
HRPT Properties Trust,
   Series B, 8.75%                                    13,358       308,036
Huntington Preferred Capital,
   Inc., 7.88%                                        15,507       308,589


                                    Continued



                                                   SHARES        VALUE
                                                ------------- -------------

PREFERRED STOCKS, CONTINUED
REAL ESTATE INVESTMENT TRUSTS, CONTINUED
Public Storage, Series M, 6.63%                       40,000     $ 858,000
Vornado Realty L.P., 7.88%                            34,000       818,040
Wachovia Preferred Funding Corp.,
   Series A, 7.25%                                    29,400       583,590
                                                             --------------
                                                                 4,149,385
                                                             --------------

REINSURANCE (0.6%)
RenaissanceRe Holdings, Ltd.,
   Series D, 6.60%                                    22,861       471,165
                                                             --------------

S&L/THRIFTS-SOUTHERN U.S. (0.3%)
BBC Capital Trust II, 8.50%                           28,000       230,160
                                                             --------------

SOVEREIGN AGENCY (0.5%)
Fannie Mae, 7.63%                                     40,000        36,800
Fannie Mae, 8.25%                                     40,000        42,800
Fannie Mae, 8.25% (a)                                160,000       184,000
Freddie Mac, 5.00%                                    20,000        35,000
Freddie Mac, 5.10%                                    10,000        17,700
Freddie Mac, 5.70%                                    25,500        39,525
Freddie Mac, 8.38% (a)                                90,000        99,000
                                                             --------------
                                                                   454,825
                                                             --------------

SPECIAL PURPOSE ENTITY (2.2%)
Corporate-Backed Trust
   Certificates, Series AIG, 6.13%                    60,000       780,600
Corporate-Backed Trust
   Certificates, Series HSBC, 6.25%                   30,500       585,905
CORTS Trust for Sherwin-Williams,
   Series III, 7.25%                                  17,600       440,528
                                                             --------------
                                                                 1,807,033
                                                             --------------

SUPER-REGIONAL BANKS-U.S. (2.4%)
US Bancorp, Series B, 3.50% (a)                       20,000       386,600
USB Capital XII, 6.30%                                40,000       886,800
Wells Fargo Capital XII, 7.88%                        30,000       750,300
                                                             --------------
                                                                 2,023,700
                                                             --------------

TELEPHONE-INTEGRATED (1.1%)
Telephone and Data Systems, Inc.,
   Series A, 7.60%                                    41,711       956,433
                                                             --------------

TELEVISION (0.7%)
CBS Corp., 7.25%                                      26,000       559,000
                                                             --------------

TOTAL PREFERRED STOCKS                                          33,553,790
                                                             --------------


                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------------


                                                   SHARES        VALUE
                                                ------------- -------------

INVESTMENTS IN AFFILIATES (6.9%)
Fifth Third Institutional Money
   Market Fund (c)                                 5,735,687  $  5,735,687
                                                              -------------

TOTAL INVESTMENTS IN AFFILIATES                                  5,735,687
                                                              -------------

TOTAL INVESTMENTS (COST $97,746,305) - 98.2%                    81,571,836

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%                     1,503,488
                                                              -------------

NET ASSETS - 100.0%                                           $ 83,075,324
                                                              =============



NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2009.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)    Investment is in Institutional Shares of underlying fund.

(d) All or part of this security has been designated as collateral for futures contracts.

(e) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

(f)    Illiquid Securities.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
ADR - American Depositary Receipt
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
CORTS - Corporate-Backed Trust Security
WL - Whole Loan


At October 31, 2009, Strategic Income's investments were in the following countries:

COUNTRY
---------------------------------------------------------------------------
Bermuda                                                               0.6%
Brazil                                                                2.4%
Canada                                                                0.1%
Cayman Islands                                                        0.6%
Great Britain                                                         3.1%
Netherlands                                                           2.3%
Russia                                                                0.1%
South Korea                                                           0.6%
Spain                                                                 1.1%
United States                                                        89.1%
                                                              -------------
TOTAL                                                               100.0%
                                                              =============


                     See notes to schedules of investments.

LIFEMODEL AGGRESSIVE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                      SHARES         VALUE
                                   -------------   -------------

INVESTMENTS IN AFFILIATES (a) (99.8%)
Fifth Third All Cap Value Fund           930,712   $  12,229,558
Fifth Third Disciplined Large Cap
   Value Fund                          1,634,040      14,706,363
Fifth Third High Yield Bond Fund          38,230         353,246
Fifth Third Institutional Money
   Market Fund                           336,593         336,593
Fifth Third International Equity
   Fund                                3,188,616      24,233,482
Fifth Third Mid Cap Growth Fund *      1,539,721      11,732,671
Fifth Third Quality Growth Fund        1,077,087      13,980,590
Fifth Third Short Term Bond Fund         277,182       2,624,912
Fifth Third Small Cap Growth Fund *      956,504       5,959,018
Fifth Third Small Cap Value Fund         418,223       6,014,048
Fifth Third Structured Large Cap
   Plus Fund                           1,731,510      16,518,606
Fifth Third Total Return Bond Fund       852,670       7,460,859
                                                   -------------

TOTAL INVESTMENTS IN AFFILIATES                      116,149,946
                                                   -------------

TOTAL INVESTMENTS (COST $147,580,524) - 99.8%        116,149,946

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%             216,499
                                                   -------------

NET ASSETS - 100.0%                                $ 116,366,445
                                                   =============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.




                     See notes to schedules of investments.

LIFEMODEL MODERATELY AGGRESSIVE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)
-------------------------------------------------------------------------------


                                      SHARES         VALUE
                                   -------------   -------------

INVESTMENTS IN AFFILIATES (a) (99.2%)
Fifth Third All Cap Value Fund         1,101,835   $  14,478,109
Fifth Third Disciplined Large Cap
   Value Fund                          2,027,528      18,247,756
Fifth Third High Yield Bond Fund         412,845       3,814,689
Fifth Third International Equity
   Fund                                4,401,490      33,451,320
Fifth Third Mid Cap Growth Fund *      1,942,528      14,802,060
Fifth Third Quality Growth Fund        1,534,459      19,917,284
Fifth Third Short Term Bond Fund       1,852,561      17,543,757
Fifth Third Small Cap Growth Fund *    1,263,159       7,869,479
Fifth Third Small Cap Value Fund         559,185       8,041,084
Fifth Third Structured Large Cap
   Plus Fund                           2,398,292      22,879,705
Fifth Third Total Return Bond Fund     5,129,623      44,884,202
                                                   -------------

TOTAL INVESTMENTS IN AFFILIATES                      205,929,445
                                                   -------------

TOTAL INVESTMENTS (COST $245,546,693) - 99.2%        205,929,445

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%           1,594,102
                                                   -------------

NET ASSETS - 100.0%                                $ 207,523,547
                                                   =============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.




                     See notes to schedules of investments.

LIFEMODEL MODERATE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                      SHARES         VALUE
                                   -------------   -------------

INVESTMENTS IN AFFILIATES (a) (99.6%)
Fifth Third All Cap Value Fund           861,830   $  11,324,441
Fifth Third Disciplined Large Cap
   Value Fund                          1,872,128      16,849,154
Fifth Third High Yield Bond Fund         596,636       5,512,912
Fifth Third International Equity
   Fund                                4,133,368      31,413,595
Fifth Third Mid Cap Growth Fund *      1,781,863      13,577,796
Fifth Third Quality Growth Fund        1,449,194      18,810,542
Fifth Third Short Term Bond Fund       4,225,581      40,016,255
Fifth Third Small Cap Growth Fund *    1,101,831       6,864,410
Fifth Third Small Cap Value Fund         502,572       7,226,988
Fifth Third Structured Large Cap
   Plus Fund                           2,158,325      20,590,416
Fifth Third Total Return Bond Fund    11,776,002     103,040,021
                                                   -------------

TOTAL INVESTMENTS IN AFFILIATES                      275,226,530
                                                   -------------

TOTAL INVESTMENTS (COST $315,345,270) - 99.6%        275,226,530

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%           1,065,065
                                                   -------------

NET ASSETS - 100.0%                                $ 276,291,595
                                                   =============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.




                     See notes to schedules of investments.

LIFEMODEL MODERATELY CONSERVATIVE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


                                         SHARES         VALUE
                                      ------------   ------------

INVESTMENTS IN AFFILIATES (a) (100.2%)
Fifth Third All Cap Value Fund             194,249   $  2,552,431
Fifth Third Disciplined Large Cap
   Value Fund                              299,738      2,697,638
Fifth Third High Yield Bond Fund           306,740      2,834,283
Fifth Third Institutional Money
   Market Fund                             273,691        273,691
Fifth Third International Equity
   Fund                                    723,934      5,501,895
Fifth Third Mid Cap Growth Fund *          378,033      2,880,613
Fifth Third Quality Growth Fund            225,808      2,930,994
Fifth Third Short Term Bond Fund         1,028,046      9,735,594
Fifth Third Small Cap Growth Fund *        260,313      1,621,751
Fifth Third Small Cap Value Fund           115,872      1,666,233
Fifth Third Structured Large Cap
   Plus Fund                               461,468      4,402,401
Fifth Third Total Return Bond Fund       2,931,370     25,649,489
                                                     ------------

TOTAL INVESTMENTS IN AFFILIATES                        62,747,013
                                                     ------------

TOTAL INVESTMENTS (COST $70,666,828) - 100.2%          62,747,013

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%            (96,184)
                                                     ------------

NET ASSETS - 100.0%                                  $ 62,650,829
                                                     ============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.




                     See notes to schedules of investments.

LIFEMODEL CONSERVATIVE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

----------------------------------------------------------------


                                      SHARES         VALUE
                                   ------------- ---------------

INVESTMENTS IN AFFILIATES (a) (97.8%)

Fifth Third All Cap Value Fund           58,850    $    773,293
Fifth Third Disciplined Large Cap
   Value Fund                            96,949         872,543
Fifth Third High Yield Bond Fund        220,969       2,041,755
Fifth Third International Equity
   Fund                                 228,786       1,738,776
Fifth Third Mid Cap Growth Fund *       106,757         813,484
Fifth Third Quality Growth Fund          65,170         845,909
Fifth Third Short Term Bond Fund        963,028       9,119,875
Fifth Third Small Cap Growth Fund *      65,210         406,257
Fifth Third Small Cap Value Fund         33,034         475,024
Fifth Third Structured Large Cap
   Plus Fund                            146,472       1,397,340
Fifth Third Total Return Bond Fund    2,837,736      24,830,194
                                                 ---------------

TOTAL INVESTMENTS IN AFFILIATES                      43,314,450
                                                 ---------------

TOTAL INVESTMENTS (COST $48,686,116) - 97.8%         43,314,450

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%            986,977
                                                 ---------------

NET ASSETS - 100.0%                                $ 44,301,427
                                                 ===============



NOTES TO SCHEDULE OF INVESTMENTS

*      Non-income producing security.

(a)    Investment is in Institutional Shares of underlying fund.

                     See notes to schedules of investments.

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                              ------------- ---------------

CORPORATE BONDS (77.8%)
AEROSPACE (0.9%)
BE Aerospace, Inc., 8.50%, 7/1/18,
   (Callable 7/1/13 @ 104.25)                    $ 446,000     $   463,840
TransDigm, Inc., 7.75%, 7/15/14,
   (Callable 11/30/09 @ 105.813)                    38,000          38,190
                                                            ---------------
                                                                   502,030
                                                            ---------------

AUTO PARTS & EQUIPMENT (0.5%)
Navistar International Corp., 8.25%,
   11/1/21, (Callable 11/1/14 @ 104.125)           265,000         258,706
                                                            ---------------

AUTOMOTIVE & AUTO PARTS (6.1%)
Asbury Automotive Group, Inc., 7.63%,
   3/15/17, (Callable
   3/15/12 @ 103.813) (e)                           18,000          16,200
Asbury Automotive Group, Inc., 8.00%,
   3/15/14, (Callable 11/30/09 @ 104)              750,000         716,250
Ford Motor Credit Co. LLC, 8.00%,
   12/15/16                                        601,000         580,572
GMAC, Inc., 6.63%, 5/15/12 (b)                     474,000         446,745
GMAC, Inc., 6.88%, 9/15/11 (b)                     474,000         455,040
Goodyear Tire & Rubber Co. (The),
   10.50%, 5/15/16, (Callable
   5/15/12 @ 107.875)                              116,000         125,570
Penske Auto Group, Inc., 7.75%,
   12/15/16, (Callable
   12/15/11 @ 103.875)                             548,000         528,820
Tenneco, Inc., Series B, 10.25%,
   7/15/13, (Callable 11/30/09 @ 103.417)          500,000         515,000
                                                            ---------------
                                                                 3,384,197
                                                            ---------------

BROADCASTING (0.9%)
Fisher Communications, Inc., 8.63%,
   9/15/14, (Callable
   11/30/09 @ 104.3125)                            504,000         473,760
                                                            ---------------

BUILDING MATERIALS (2.7%)
Belden, Inc., 7.00%, 3/15/17,
   (Callable 3/15/12 @ 103.5)                      110,000         106,150
General Cable Corp., 7.13%, 4/1/17,
   (Callable 4/1/12 @ 103.563)                      18,000          17,370
Gibraltar Industries, Inc., Series B,
   8.00%, 12/1/15, (Callable
   12/1/10 @ 104)                                  750,000         697,500
US Concrete, Inc., 8.38%, 4/1/14,
   (Callable 11/30/09 @ 104.188)                 1,000,000         702,500
                                                            ---------------
                                                                 1,523,520
                                                            ---------------

CABLE TV (1.1%)
Cequel Communications Holdings I, LLC
   and Cequel Capital Corp., W/I, 8.63%,
   11/15/17 (b)                                    640,000         632,151
                                                            ---------------


                                    Continued


                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                              ------------- ---------------

CORPORATE BONDS, CONTINUED
CABLE/SATELLITE TV (2.5%)
CSC Holdings, Inc., 8.50%, 6/15/15,
   (Callable 6/15/12 @ 104.25) (b)               $ 259,000     $   273,569
CSC Holdings, Inc., 8.63%, 2/15/19 (b)             366,000         390,705
GCI, Inc., 7.25%, 2/15/14, (Callable
   11/30/09 @ 103.625)                             472,000         456,660
Viasat, Inc., 8.88%, 9/15/16,
   (Callable 9/15/12 @ 106.656) (b)                240,000         243,600
                                                            ---------------
                                                                 1,364,534
                                                            ---------------

CAPITAL GOODS (1.6%)
Case New Holland, Inc., 7.13%,
   3/1/14, (Callable 3/1/10 @ 103.563)             500,000         495,000
Mueller Water Products, Inc., 7.38%,
   6/1/17, (Callable 6/1/12 @ 103.688)             460,000         397,900
                                                            ---------------
                                                                   892,900
                                                            ---------------

CHEMICALS (1.4%)
PolyOne Corp., 8.88%, 5/1/12                       750,000         757,500
                                                            ---------------

CONSUMER PRODUCTS (4.2%)
Jarden Corp., 7.50%, 5/1/17,
   (Callable 5/1/12 @ 103.75)                    1,098,000       1,081,530
Sealy Mattress Co., 8.25%, 6/15/14,
   (Callable 11/30/09 @ 104.125)                   630,000         611,100
Sealy Mattress Co., 10.88%, 4/15/16,
   (Callable 4/15/12 @ 108.156) (b)                 38,000          42,560
Visant Holding Corp., 8.75%, 12/1/13,
   (Callable 11/30/09 @ 106.563)                   577,000         589,982
                                                            ---------------
                                                                 2,325,172
                                                            ---------------

CONTAINERS (1.3%)
Solo Cup Co., 8.50%, 2/15/14,
   (Callable 11/30/09 @ 104.25)                    750,000         729,375
                                                            ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (0.3%)
Qwest Communications International,
   Inc., 8.00%, 10/1/15 (b)                        179,000         177,658
                                                            ---------------

ENERGY (9.1%)
Basic Energy Services, Inc., 7.13%,
   4/15/16, (Callable 4/15/11 @ 103.563)           750,000         622,500
Berry Petroleum Co., 8.25%, 11/1/16,
   (Callable 11/1/11 @ 104.125)                    926,000         900,535
Chesapeake Energy Corp., 6.50%,
   8/15/17                                         527,000         494,062
Chesapeake Energy Corp., 9.50%,
   2/15/15                                         246,000         266,295
Dresser-Rand Group, Inc., 7.38%,
   11/1/14, (Callable 11/30/09 @ 103.688)          350,000         345,625
Forest Oil Corp., 7.25%, 6/15/19,
   (Callable 6/15/12 @ 103.625)                     12,000          11,190


                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                              ------------- ---------------

CORPORATE BONDS, CONTINUED
ENERGY, CONTINUED
Helix Energy Solutions Group, Inc.,
   9.50%, 1/15/16, (Callable
   1/15/12 @ 104.75) (b)                         $ 356,000    $    365,790
Hilcorp Energy I L.P./Hilcorp Finance
   Co., 7.75%, 11/1/15, (Callable
   11/1/10 @ 103.875) (b)                          506,000         483,230
Hilcorp Energy I L.P./Hilcorp Finance
   Co., 9.00%, 6/1/16, (Callable
   6/1/11 @ 104.5) (b)                              87,000          87,000
PetroHawk Energy Corp., 7.88%,
   6/1/15, (Callable 6/1/12 @ 103.938)             250,000         252,500
PetroHawk Energy Corp., 10.50%,
   8/1/14, (Callable 2/1/12 @ 110.5) (b)           292,000         318,280
United Refining Co., Series 2,
   10.50%, 8/15/12, (Callable
   11/30/09 @ 102.625)                           1,022,000         878,920
                                                            ---------------
                                                                 5,025,927
                                                            ---------------

ENVIRONMENTAL (0.2%)
Clean Harbors, Inc., 7.63%, 8/15/16,
   (Callable 8/15/12 @ 103.813) (b)                130,000         133,250
                                                            ---------------

FOOD RETAIL (0.7%)
Ingles Markets, Inc., 8.88%, 5/15/17,
   (Callable 5/15/13 @ 104.438) (b)                382,000         391,550
                                                            ---------------

HEALTHCARE (7.1%)
Apria Healthcare Group, Inc., 11.25%,
   11/1/14, (Callable
   11/1/11 @ 105.625) (b)                          564,000         610,530
Axcan Intermediate Holdings, Inc.,
   9.25%, 3/1/15, (Callable
   3/1/11 @ 106.938)                               500,000         532,500
CHS/Community Health Systems, Inc.,
   8.88%, 7/15/15, (Callable
   7/15/11 @ 104.438)                              258,000         265,740
DaVita, Inc., 6.63%, 3/15/13,
   (Callable 3/15/10 @ 101.656)                    458,000         451,130
DaVita, Inc., 7.25%, 3/15/15,
   (Callable 3/15/10 @ 103.625)                     73,000          72,087
HCA, Inc., 5.75%, 3/15/14                          381,000         354,330
HCA, Inc., 6.50%, 2/15/16                           19,000          17,717
HCA, Inc., 9.63%, 11/15/16, (Callable
   11/15/11 @ 104.813) (f)                         375,000         397,969
Invacare Corp., 9.75%, 2/15/15,
   (Callable 2/15/11 @ 104.875)                    637,000         673,628
Stewart Enterprises, Inc., 6.25%,
   2/15/13, (Callable 11/30/09 @ 103.125)          250,000         245,000
Talecris Biotherapeutics Holdings
   Corp., 7.75%, 11/15/16, (Callable
   11/15/12 @ 103.875) (b)                          60,000          60,750


                                    Continued


                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                              ------------- ---------------

CORPORATE BONDS, CONTINUED
HEALTHCARE, CONTINUED
Universal Hospital Services, Inc.,
   4.64%, 6/1/15, (Callable
   11/30/09 @ 102) (a)                           $ 275,000     $   231,000
                                                            ---------------
                                                                 3,912,381
                                                            ---------------

HOMEBUILDERS/REAL ESTATE (2.4%)
Beazer Homes USA, Inc., 6.88%,
   7/15/15, (Callable 7/15/10 @ 103.438)           750,000         517,500
M/I Homes, Inc., 6.88%, 4/1/12                     850,000         799,000
                                                            ---------------
                                                                 1,316,500
                                                            ---------------

HOTELS RESTAURANTS & LEISURE (1.4%)
Wyndham Worldwide Corp., 9.88%, 5/1/14             725,000         797,725
                                                            ---------------

MEDIA (1.9%)
Lamar Media Corp., 6.63%, 8/15/15,
   (Callable 8/15/10 @ 103.313)                     70,000          66,850
Lamar Media Corp., 9.75%, 4/1/14                   385,000         423,500
Lamar Media Corp., Series B, 6.63%,
   8/15/15, (Callable 8/15/10 @ 103.313)           209,000         197,505
WMG Acquisition Corp., 7.38%,
   4/15/14, (Callable 11/30/09 @ 103.688)          362,000         343,900
                                                            ---------------
                                                                 1,031,755
                                                            ---------------

PAPER (3.9%)
Buckeye Technologies, Inc., 8.50%,
   10/1/13, (Callable 11/30/09 @ 102.833)          250,000         255,000
Cellu Tissue Holdings, Inc., 11.50%,
   6/1/14, (Callable 6/1/11 @ 111.5)               325,000         355,875
Cenveo Corp., 7.88%, 12/1/13,
   (Callable 11/30/09 @ 103.938)                 1,112,000         970,220
International Paper Co., 7.95%,
   6/15/18                                          96,000         107,005
Reynolds Group DL Escrow, Inc. /
   Reynolds Group Escrow, LLC, W/I,
   7.75%, 10/15/16 (b)                              60,000          59,217
Sealed Air Corp., 7.88%, 6/15/17,
   (Callable 6/15/13 @ 103.938) (b)                398,000         414,732
                                                            ---------------
                                                                 2,162,049
                                                            ---------------

PUBLISHING/PRINTING (0.9%)
Valassis Communications, Inc., 8.25%,
   3/1/15, (Callable 3/1/11 @ 104.125)             521,000         492,345
                                                            ---------------

REAL ESTATE INVESTMENT TRUSTS (0.5%)
PPF Funding, Inc., 5.70%, 4/15/17 (b)              409,000         291,329
                                                            ---------------

RETAIL (1.0%)
Ace Hardware Corp., 9.13%, 6/1/16,
   (Callable 6/1/12 @ 104.563) (b)                 157,000         167,205
QVC, Inc., 7.50%, 10/1/19, (Callable
   10/1/14 @ 103.75) (b)                           419,000         414,810
                                                            ---------------
                                                                   582,015
                                                            ---------------
                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                              ------------- ---------------

CORPORATE BONDS, CONTINUED
SERVICES (2.6%)
ARAMARK Corp., 8.50%, 2/1/15,
   (Callable 2/1/11 @ 104.25)                     $ 12,000     $    12,120
Ashtead Capital, Inc., 9.00%, 8/15/16,
   (Callable 8/15/11 @ 104.5) (b)                  329,000         324,065
Expedia, Inc., 8.50%, 7/1/16,
   (Callable 7/1/12 @ 104.25) (b)                  311,000         325,772
Iron Mountain, Inc., 8.38%, 8/15/21,
   (Callable 8/15/14 @ 104.188)                    487,000         504,045
RSC Equipment Rental, Inc., 10.00%,
   7/15/17, (Callable 7/15/13 @ 105) (b)           119,000         129,115
United Rentals North America, Inc.,
   10.88%, 6/15/16, (Callable
   6/15/13 @ 105.438) (b)                          125,000         135,625
                                                            ---------------
                                                                 1,430,742
                                                            ---------------

STEEL (1.1%)
Ryerson, Inc., 12.00%, 11/1/15,
   (Callable 11/1/11 @ 106)                         58,000          56,840
Steel Dynamics, Inc., 7.38%, 11/1/12               564,000         566,115
                                                            ---------------
                                                                   622,955
                                                            ---------------

TECHNOLOGY (2.8%)
First Data Corp., 9.88%, 9/24/15 (b)                87,000          79,823
First Data Corp., 9.88%, 9/24/15,
   (Callable 9/30/11 @ 104.938)                    756,000         697,410
Sungard Data Systems, Inc., 9.13%,
   8/15/13, (Callable 11/30/09 @ 104.563)          750,000         763,125
                                                            ---------------
                                                                 1,540,358
                                                            ---------------

TELECOMMUNICATIONS (9.4%)
CC Holdings GS V LLC/Crown Castle GS
   III Corp., 7.75%, 5/1/17, (Callable
   5/1/13 @ 103.875) (b)                           500,000         525,000
Centennial Cellular Operating
   Co./Centennial Communications Corp.,
   10.13%, 6/15/13, (Callable
   11/30/09 @ 103.375)                             867,000         895,178
Cincinnati Bell, Inc., 7.00%,
   2/15/15, (Callable 2/15/10 @ 103.5)             237,000         226,335
Cincinnati Bell, Inc., 7.25%,
   7/15/13, (Callable 11/4/09 @ 102.417)            24,000          24,510
Cricket Communications, Inc., 9.38%,
   11/1/14, (Callable 11/1/10 @ 104.6875)          360,000         349,200
Cricket Communications, Inc., 10.00%,
   7/15/15, (Callable 7/15/12 @ 105)               360,000         353,700
Crown Castle International Corp.,
   9.00%, 1/15/15, (Callable
   1/15/13 @ 105.625)                               62,000          65,410
Frontier Communications Corp., 6.25%,
   1/15/13                                         218,000         215,275
Frontier Communications Corp., 8.13%,
   10/1/18                                         180,000         180,675

                                    Continued



                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                              ------------- ---------------

CORPORATE BONDS, CONTINUED
TELECOMMUNICATIONS, CONTINUED
MetroPCS Wireless, Inc., 9.25%,
   11/1/14, (Callable
   11/1/10 @ 104.625) (b)                        $ 358,000    $    360,685
Nextel Communications, Inc., Series
   E, 6.88%, 10/31/13, (Callable
   11/30/09 @ 101.719)                             277,000         256,225
Qwest Communications International,
   Inc., 7.50%, 2/15/14, (Callable
   11/30/09 @ 103.75)                              350,000         343,000
Qwest Corp., 7.88%, 9/1/11                         321,000         331,432
Sprint Capital Corp., 8.75%, 3/15/32               277,000         239,605
Sprint Nextel Corp., 8.38%, 8/15/17                599,000         578,035
Windstream Corp., 8.13%, 8/1/13                    181,000         187,788
Windstream Corp., 8.63%, 8/1/16,
   (Callable 8/1/11 @ 104.313)                      71,000          72,952
                                                            ---------------
                                                                 5,205,005
                                                            ---------------

TRANSPORTATION EX AIR/RAIL (0.5%)
Overseas Shipholding Group, Inc.,
   8.75%, 12/1/13                                  280,000         282,100
                                                            ---------------

UTILITIES (8.8%)
AES Corp. (The), 8.00%, 10/15/17                   201,000         202,005
Atlas Pipeline Partners L.P., 8.75%,
   6/15/18, (Callable 6/15/13 @ 104.375)           328,000         262,400
Copano Energy LLC/Copano Energy
   Finance Corp., 8.13%, 3/1/16,
   (Callable 3/1/11 @ 104.0625)                     90,000          87,975
Edison Mission Energy, 7.00%, 5/15/17              251,000         202,682
Edison Mission Energy, 7.50%, 6/15/13              165,000         153,450
Enterprise Products Operating, LLC,
   7.00%, 6/1/67 (a) (d)                           550,000         489,500
Holly Energy Partners L.P., 6.25%,
   3/1/15, (Callable 3/1/10 @ 103.125)             500,000         466,875
MarkWest Energy Partners L.P. /
   MarkWest Energy Finance Corp., Series
   B, 8.75%, 4/15/18, (Callable
   4/15/13 @ 104.375)                               83,000          84,868
North American Energy Alliance LLC /
   North American Energy Alliance
   Finance Corp., 10.88%, 6/1/16,
   (Callable 6/1/13 @ 105.438) (b)                 101,000         105,040
PNM Resources, Inc., 9.25%, 5/15/15                430,000         443,975
Puget Sound Energy, Inc., Series A,
   6.97%, 6/1/67, (Callable
   6/1/17 @ 100) (a)                               175,000         153,111
Regency Energy Partners L.P./Regency
   Energy Finance Corp., 9.38%, 6/1/16,
   (Callable 6/1/13 @ 104.688) (b)                 750,000         791,250
RRI Energy, Inc., 7.63%, 6/15/14                    85,000          82,875
Sabine Pass Liquified Natural Gas
   L.P., 7.25%, 11/30/13                           734,000         656,930

                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                              ------------- ---------------

CORPORATE BONDS, CONTINUED
UTILITIES, CONTINUED
Targa Resources Partners L.P. / Targa
   Resources Partners Finance Corp.,
   8.25%, 7/1/16, (Callable
   7/1/12 @ 104.125)                             $ 403,000       $ 394,940
Targa Resources Partners L.P. / Targa
   Resources Partners Finance Corp.,
   11.25%, 7/15/17, (Callable
   7/15/13 @ 105.625)                              300,000         321,000
                                                            ---------------
                                                                 4,898,876
                                                            ---------------

TOTAL CORPORATE BONDS                                           43,138,365
                                                            ---------------

FOREIGN BONDS (13.5%)
CABLE/SATELLITE TV (0.7%)
Videotron Ltee, 9.13%, 4/15/18,
   (Callable 4/15/13 @ 104.563)                    300,000         324,750
Virgin Media Finance PLC, 8.75%,
   4/15/14, (Callable 11/30/09 @ 104.375)           72,000          73,440
                                                            ---------------
                                                                   398,190
                                                            ---------------

ENERGY (1.0%)
Connacher Oil and Gas, Ltd., 10.25%,
   12/15/15, (Callable
   12/15/11 @ 105.125) (b)                         615,000         528,900
                                                            ---------------

MEDIA (2.0%)
Quebecor Media, Inc., 7.75%, 3/15/16,
   (Callable 3/15/11 @ 103.875)                    209,000         206,388
Quebecor Media, Inc., 7.75%, 3/15/16,
   (Callable 3/15/11 @ 103.875) (e)                902,000         890,725
                                                            ---------------
                                                                 1,097,113
                                                            ---------------

METALS & MINING (2.1%)
Novelis, Inc., 7.25%, 2/15/15,
   (Callable 2/15/10 @ 103.625)                    600,000         538,500
Teck Resources, Ltd., 10.25%,
   5/15/16, (Callable
   5/15/13 @ 105.125) (b)                          145,000         167,112
Teck Resources, Ltd., 10.75%,
   5/15/19, (Callable 5/15/14 @ 105.375)           406,000         472,990
                                                            ---------------
                                                                 1,178,602
                                                            ---------------

PAPER (0.0%)
PE Paper Escrow GmbH, 12.00%, 8/1/14,
   (Callable 8/1/12 @ 106) (b)                      24,000          26,280
                                                            ---------------

SERVICES (0.3%)
Ashtead Holdings PLC, 8.63%, 8/1/15,
   (Callable 8/1/10 @ 104.313) (b) (e)             151,000         148,735
                                                            ---------------


                                    Continued

                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                              ------------- ---------------

FOREIGN BONDS, CONTINUED
TECHNOLOGY (1.2%)
Sensata Technologies BV, 8.00%,
   5/1/14, (Callable 5/1/10 @ 104)               $ 714,000    $    664,020
                                                            ---------------

TELECOMMUNICATIONS (1.3%)
Wind Acquisition Finance SA, 11.75%,
   7/15/17, (Callable
   7/15/13 @ 105.875) (b)                          650,000         734,500
                                                            ---------------

TRANSPORTATION EX AIR/RAIL (1.6%)
Stena AB, 7.00%, 12/1/16, (Callable
   12/1/09 @ 103.5) (e)                            250,000         210,312
Stena AB, 7.50%, 11/1/13, (Callable
   11/1/10 @ 101.25)                               750,000         698,438
                                                            ---------------
                                                                   908,750
                                                            ---------------

UTILITIES (3.3%)
Gibson Energy ULC/GEP Midstream
   Finance Corp., 11.75%, 5/27/14,
   (Callable 6/1/12 @ 105.875) (b)                 926,000         976,930
Intergen NV, 9.00%, 6/30/17,
   (Callable 6/30/12 @ 104.5) (b)                  800,000         832,000
                                                            ---------------
                                                                 1,808,930
                                                            ---------------

TOTAL FOREIGN BONDS                                              7,494,020
                                                            ---------------

                                                 SHARES
                                              -------------
PREFERRED STOCKS (0.2%)
AUTOMOTIVE & AUTO PARTS (0.2%)
Preferred Blocker, Inc., 7.00% (b)                     200         122,131
                                                            ---------------

TOTAL PREFERRED STOCKS                                             122,131
                                                            ---------------

INVESTMENTS IN AFFILIATES (8.7%)
Fifth Third Institutional Money
   Market Fund (c)                               4,796,017       4,796,017
                                                            ---------------

TOTAL INVESTMENTS IN AFFILIATES                                  4,796,017
                                                            ---------------

TOTAL INVESTMENTS (COST $55,092,785) - 100.2%                   55,550,533

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                    (117,040)
                                                            ---------------

NET ASSETS - 100.0%                                           $ 55,433,493
                                                            ===============



                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

---------------------------------------------------------------------------


NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2009.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d) The Fund's securities were fair valued at October 31, (2009) using procedures approved by the Board of Trustees.

(e) All or part of this security has been designated as collateral for when issued securities.

(f) PIK (payment-in-kind) security. Bond that pays interest in the form of additional bonds.

The following abbreviation is used in the Schedule of
Investments:
W/I - When Issued

At October 31, 2009, High Yield Bond's Investments were in the following countries:

COUNTRY
---------------------------------------------------------------------------

Austria                                                                 --^
Canada                                                                5.6%
Great Britain                                                         0.4%
Luxembourg                                                            1.3%
Netherlands                                                           2.7%
Sweden                                                                1.6%
United States                                                        88.4%
                                                            ---------------
TOTAL                                                               100.0%
                                                            ===============

----------------------------------------------
^ Amount is less than 0.05%.


                  See notes to schedules of investments.

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                               ------------- ---------------

ASSET-BACKED SECURITIES (6.8%)
AUTOMOBILE ABS OTHER (1.0%)
Hyundai Auto Receivables Trust,
   Series 2006-B, Class C, 5.25%,
   5/15/13 (e)                                  $ 1,715,876     $ 1,745,975
Truck Retail Installment Paper Corp.,
   Series 2005-1A, Class A, 0.52%,
   12/15/16 (a) (b) (e)                           1,950,000       1,904,868
                                                             ---------------
                                                                  3,650,843
                                                             ---------------

AUTOMOBILES SEQUENTIAL (0.3%)
Long Beach Auto Receivables Trust,
   Series 2007-A, Class A3, 4.97%,
   10/15/11                                         201,320         201,744
Prestige Auto Receivables Trust,
   Series 2006-1A, Class A2, 5.25%,
   6/17/13 (b)                                      752,989         759,856
                                                             ---------------
                                                                    961,600
                                                             ---------------

HOME EQUITY OTHER (1.4%)
Flagstar Home Equity Loan Trust,
   Series 2007-1A, Class AF2, 5.77%,
   1/25/35 (b)                                    1,915,000       1,664,187
New Century Home Equity Loan Trust,
   Series 2005-A, Class A5W, 5.29%,
   8/25/35                                        4,000,000       1,411,240
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF4, 4.93%,
   8/25/35                                        2,620,000       2,130,607
                                                             ---------------
                                                                  5,206,034
                                                             ---------------

HOME EQUITY SEQUENTIAL (0.3%)
Irwin Home Equity Corp., Series
   2006-3, Class 2A2, 5.83%, 9/25/37 (b)          1,225,000         748,271
Residential Funding Mortgage
   Securities II, Inc., Series 2006-HI3,
   Class A4, 6.31%, 2/25/36 (g)                   1,500,000         436,455
                                                             ---------------
                                                                  1,184,726
                                                             ---------------

MANUFACTURED HOUSING ABS OTHER (0.5%)
Mid-State Trust, Series 2005-1, Class
   M2, 7.08%, 1/15/40                             2,528,592       2,160,594
                                                             ---------------

MANUFACTURED HOUSING SEQUENTIAL (0.8%)
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A4, 6.57%,
   5/7/27 (a)                                     2,840,000       2,861,559
                                                             ---------------

OTHER ABS (2.5%)
Aerco, Ltd., Series 2A, Class A3,
   0.71%, 7/15/25 (a) (b) (e) (g)                 1,590,085         779,142
Credit-Based Asset Servicing and
   Securitization LLC, Series 2006-CB1,
   Class AF4, 5.44%, 1/25/36                      5,826,298       2,933,556

                                    Continued

                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                               ------------- ---------------

ASSET-BACKED SECURITIES, CONTINUED
OTHER ABS, CONTINUED
First Franklin Mortgage Loan Asset
   Backed Certificates, Series
   2004-FF11, Class 1A2, 0.59%,
   1/25/35 (a)                                     $ 51,824        $ 43,140
First Franklin Mortgage Loan Asset
   Backed Certificates, Series 2005-FFA,
   Class M3, 5.52%, 3/25/25                         600,000         289,492
Renaissance Home Equity Loan Trust,
   Series 2006-1, Class AF4, 6.01%,
   5/25/36                                        1,645,000         982,461
Residential Asset Mortgage Products,
   Inc., Series 2002-RZ3, Class M1,
   5.78%, 8/25/32 (a)                               217,371         214,110
Residential Asset Mortgage Products,
   Inc., Series 2003-RZ5, Class A7,
   4.97%, 9/25/33                                 2,475,974       2,043,237
Small Business Administration, Series
   2005-P10B, Class 1, 4.94%, 8/10/15 (e)         2,206,208       2,318,892
                                                              --------------
                                                                  9,604,030
                                                              --------------

TOTAL ASSET-BACKED SECURITIES                                    25,629,386
                                                              --------------

CORPORATE BONDS (17.4%)
BEVERAGES-NON ALCOHOLIC (0.4%)
Coca-Cola Enterprises, Inc., 7.38%,
   3/3/14                                         1,275,000       1,497,610
                                                              --------------

CABLE TV (0.5%)
Comcast Corp., 5.70%, 7/1/19                      1,000,000       1,045,857
COX Communications, Inc., 5.50%,
   10/1/15                                          800,000         852,949
                                                              --------------
                                                                  1,898,806
                                                              --------------

CHEMICALS-DIVERSIFIED (0.6%)
EI Du Pont de Nemours & Co., 4.75%,
   3/15/15                                        2,200,000       2,381,421
                                                              --------------

COMMERCIAL BANKS-CENTRAL U.S. (0.6%)
National City Bank, 5.25%, 12/15/16 (b)           1,340,000       1,281,040
SunTrust Bank, 3.00%, 11/16/11                    1,000,000       1,037,355
                                                              --------------
                                                                  2,318,395
                                                              --------------

COMMERCIAL BANKS-EASTERN U.S. (0.3%)
Manufacturers & Traders Trust Co.,
   1.79%, 4/1/13, (Callable
   1/1/10 @ 100) (a)                              1,075,000         954,386
                                                              --------------

COMMERCIAL BANKS NON-U.S. (0.3%)
Westpac Capital Trust IV, 5.26%,
   3/31/16 (a) (b) (f) (g)                        1,445,000       1,140,206
                                                              --------------



                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                               ------------- ---------------

CORPORATE BONDS, CONTINUED
COMMERCIAL BANKS-SOUTHERN U.S. (1.2%)
Wachovia Bank NA, 5.85%, 2/1/37 (e)             $ 4,500,000     $ 4,442,089
                                                             ---------------

DIVERSIFIED FINANCIAL SERVICES (1.0%)
American Express Travel Related
   Services Co., Inc., 5.25%, 11/21/11 (b)        1,000,000       1,043,765
General Electric Capital Corp.,
   4.80%, 5/1/13                                  2,725,000       2,864,092
                                                             ---------------
                                                                  3,907,857
                                                             ---------------

ELECTRIC-INTEGRATED (2.1%)
Alabama Power Capital Trust V, 3.39%,
   10/1/42 (a)                                      874,000         839,040
Florida Power & Light Co., 5.96%,
   4/1/39                                         1,565,000       1,721,434
Public Service Electric & Gas Co.,
   5.00%, 8/15/14                                 1,200,000       1,295,597
Southern Power Co., Series B, 6.25%,
   7/15/12                                        2,260,000       2,478,994
Virginia Electric and Power Co.,
   6.35%, 11/30/37                                1,450,000       1,639,631
                                                             ---------------
                                                                  7,974,696
                                                             ---------------

FINANCE-COMMERCIAL (0.3%)
Caterpillar Financial Services Corp.,
   5.13%, 10/12/11                                  950,000       1,018,633
                                                             ---------------

FINANCE-CONSUMER LOANS (1.5%)
John Deere Capital Corp., 5.50%,
   4/13/17                                        1,225,000       1,324,040
John Deere Capital Corp., 7.00%,
   3/15/12                                        3,950,000       4,416,645
                                                             ---------------
                                                                  5,740,685
                                                             ---------------

FINANCE-INVESTMENT BANKER/BROKER
   (1.7%)
Bear Stearns Cos. LLC (The), 6.40%,
   10/2/17                                          350,000         382,554
Citigroup, Inc., 6.13%, 11/21/17                  2,000,000       2,041,068
Goldman Sachs Group, Inc. (The),
   6.13%, 2/15/33                                 1,100,000       1,143,799
JPMorgan Chase Capital XXI, Series U,
   1.43%, 2/2/37, (Callable
   2/2/12 @ 100) (a)                              1,000,000         682,512
Merrill Lynch & Co., Inc., 5.70%,
   5/2/17                                         2,000,000       1,976,978
                                                             ---------------
                                                                  6,226,911
                                                             ---------------

FOOD-RETAIL (0.3%)
Kroger Co. (The), 7.50%, 1/15/14                  1,000,000       1,153,963
                                                             ---------------




                                    Continued


                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                               ------------- ---------------

CORPORATE BONDS, CONTINUED
INVESTMENT MANAGMENT/ADVISOR SERVICES
   (0.4%)
Ameriprise Financial, Inc., 5.65%,
   11/15/15                                     $ 1,480,000     $ 1,578,223
                                                              --------------

MONEY CENTER BANKS (0.2%)
UBS Preferred Funding Trust I, 8.62%,
   10/1/10 (a) (f)                                  925,000         860,250
                                                              --------------

MULTI-LINE INSURANCE (1.3%)
American Financial Group, Inc.,
   9.88%, 6/15/19                                 2,260,000       2,558,828
MetLife, Inc., 5.00%, 6/15/15                     1,100,000       1,154,403
MetLife, Inc., 6.75%, 6/1/16                      1,000,000       1,118,243
                                                              --------------
                                                                  4,831,474
                                                              --------------

MULTIMEDIA (0.7%)
Time Warner, Inc., 7.70%, 5/1/32                    492,000         555,839
Walt Disney Co. (The), 4.70%, 12/1/12             1,800,000       1,943,887
                                                              --------------
                                                                  2,499,726
                                                              --------------

NETWORKING PRODUCTS (0.3%)
Cisco Systems, Inc., 4.95%, 2/15/19               1,000,000       1,052,375
                                                              --------------

OIL REFINING & MARKETING (0.4%)
Premcor Refining Group, Inc. (The),
   7.50%, 6/15/15, (Callable
   11/30/09 @ 102.5)                              1,500,000       1,534,813
                                                              --------------

PROPERTY/CASUALTY INSURANCE (0.0%)
Travelers Property Casualty Corp.,
   7.75%, 4/15/26                                    85,000         100,861
                                                              --------------

REAL ESTATE INVESTMENT TRUSTS (0.5%)
Simon Property Group L.P., 5.63%,
   8/15/14                                        1,790,000       1,870,921
                                                              --------------

RETAIL-DISCOUNT (0.3%)
Target Corp., 5.38%, 5/1/17                       1,150,000       1,239,481
                                                              --------------

SPECIAL PURPOSE ENTITY (0.3%)
Principal Life Global Funding I,
   5.13%, 10/15/13 (b)                            1,090,000       1,108,380
                                                              --------------

SUPER-REGIONAL BANKS-U.S. (1.4%)
BAC Capital Trust XIII, 0.70%,
   3/15/12 (a) (f)                                2,000,000       1,151,658
Bank of America Corp., 5.63%, 10/14/16            4,000,000       4,096,340
                                                              --------------
                                                                  5,247,998
                                                              --------------

TELEPHONE-INTEGRATED (0.4%)
AT&T, Inc., 6.30%, 1/15/38                        1,450,000       1,511,483
                                                              --------------


                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                               ------------- ---------------

CORPORATE BONDS, CONTINUED
TRANSPORT-RAIL (0.4%)
Union Pacific Corp., 5.45%, 1/31/13             $ 1,380,000    $  1,488,013
                                                             ---------------

TOTAL CORPORATE BONDS                                            65,579,656
                                                             ---------------

FOREIGN BONDS (3.0%)
FINANCE-OTHER SERVICES (0.7%)
BP Capital Markets PLC, 3.88%, 3/10/15            2,680,000       2,786,147
                                                             ---------------

OIL COMPANY-EXPLORATION & PRODUCTION
   (0.9%)
Canadian Natural Resources, Ltd.,
   6.25%, 3/15/38                                 1,000,000       1,058,413
Gazprom International SA, 7.20%,
   2/1/20 (b)                                     2,099,645       2,144,368
                                                             ---------------
                                                                  3,202,781
                                                             ---------------

SOVEREIGN (1.2%)
Brazil, Federal Republic, Series F,
   10.00%, 1/1/14                                 8,340,000       4,346,872
                                                             ---------------

TELEPHONE-INTEGRATED (0.2%)
France Telecom SA, 8.50%, 3/1/31                  $ 650,000         889,321
                                                             ---------------

TOTAL FOREIGN BONDS                                              11,225,121
                                                             ---------------

MORTGAGE-BACKED SECURITIES (24.1%)
AGENCY COLLATERAL OTHER (0.7%)
Restructured Assets Certificates,
   Series 2006-9, Class P, 12.07%,
   12/31/49 (a) (b) (d) (g)                       5,250,000       2,688,525
                                                             ---------------

CMBS OTHER (8.1%)
Bear Stearns Commercial Mortgage
   Securities, Series 2004-T14, Class
   A4, 5.20%, 1/12/41 (a)                         2,000,000       2,049,190
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class B, 7.23%,
   1/17/32 (a)                                    1,620,000       1,765,385
Crown Castle Towers LLC, Series
   2005-1A, Class AFX, 4.64%, 6/15/35 (b)         4,000,000       4,030,000
CS First Boston Mortgage Securities
   Corp., Series 2001-CK3, Class A4,
   6.53%, 6/15/34                                 2,920,456       3,047,546
GE Capital Commercial Mortgage Corp.,
   Series 2000-1, Class A2, 6.50%,
   1/15/33                                        2,366,633       2,449,297
Greenwich Capital Commercial Funding
   Corp., Series 2002-C1, Class A4,
   4.95%, 1/11/35                                 1,000,000       1,033,446
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A5,
   4.88%, 6/10/36                                 5,125,000       5,150,642

                                    Continued


                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                               ------------- ---------------

MORTGAGE-BACKED SECURITIES, CONTINUED
CMBS OTHER, CONTINUED
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38 (e)                                  $ 3,132,667    $  3,129,093
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class A2, 4.55%,
   7/15/30                                          277,847         280,308
Morgan Stanley Dean Witter Capital I,
   Series 2003-TOP9, Class A2, 4.74%,
   11/13/36                                       2,590,000       2,648,524
Nomura Asset Securities Corp., Series
   1998-D6, Class A2, 6.98%, 3/15/30 (a)          1,000,000       1,113,020
Nomura Asset Securities Corp., Series
   1998-D6, Class A4, 7.56%, 3/15/30 (a)          1,600,000       1,729,804
Salomon Brothers Mortgage Securities
   VII, Inc., Series 2002-KEY2, Class
   A3, 4.87%, 3/18/36                             2,270,000       2,327,313
                                                              --------------
                                                                 30,753,568
                                                              --------------

CMBS SUBORDINATED (3.4%)
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class B, 4.46%,
   10/10/28 (a)                                   2,740,000       2,764,448
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class C, 4.52%,
   10/10/28 (a)                                   4,093,000       4,132,334
Salomon Brothers Mortgage Securities
   VII, Inc., Series 2002-KEY2, Class C,
   5.05%, 3/18/36 (a)                             1,417,000       1,390,124
SBA CMBS Trust, Series 2006-1A,
  Class D, 5.85%, 11/15/36 (b)                    3,100,000       3,084,500
SBA CMBS Trust, Series 2006-1A,
  Class E, 6.17%, 11/15/36 (b)                    1,350,000       1,339,875
                                                              --------------
                                                                 12,711,281
                                                              --------------

WL COLLATERAL CMO MEZZANINE (0.0%)
Homebanc Mortgage Trust, Series
   2004-1, Class 2M2, 1.97%, 8/25/29 (a)            325,448          66,608
                                                              --------------

WL COLLATERAL CMO OTHER (7.4%)
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-10, Class 12A3,
   4.46%, 1/25/35 (a)                               772,834         644,289
Chase Mortgage Finance Corp., Series
   2006-A1, Class 4A1, 6.02%, 9/25/36 (a)         6,104,036       5,324,712
Chaseflex Trust, Series 2006-2, Class
   A4, 6.34%, 9/25/36 (a)                         2,815,000       1,158,731
Deutsche ALT-A Securities, Inc.
   Alternate Loan Trust, Series 2005-4,
   Class A2, 5.05%, 9/25/35 (a)                     496,410         481,455
GMAC Mortgage Corp. Loan Trust,
   Series 2003-GH2, Class A4, 5.00%,
   10/25/33                                       1,866,378       1,681,965

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                               ------------- ---------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO OTHER, CONTINUED
Homebanc Mortgage Trust, Series
   2004-2, Class A2, 0.69%, 12/25/34 (a) (e)    $ 1,113,624       $ 540,412
Homebanc Mortgage Trust, Series
   2006-1, Class 1A1, 3.77%, 4/25/37 (a) (e)        394,795         250,553
Indymac Index Mortgage Loan Trust,
   Series 2005-AR9, Class 1A1, 3.44%,
   7/25/35 (a)                                    1,688,242         975,147
JP Morgan Mortgage Trust, Series
   2005-A1, Class 2A1, 4.81%, 2/25/35 (a)           624,233         587,121
JP Morgan Mortgage Trust, Series
   2005-A2, Class 3A2, 4.88%, 4/25/35 (a)         3,000,000       2,612,299
JP Morgan Mortgage Trust, Series
   2005-A2, Class 7CB1, 4.87%, 4/25/35 (a)        2,132,764       2,046,796
JP Morgan Mortgage Trust, Series
   2005-A3, Class 7CA1, 5.11%, 6/25/35 (a)        1,552,873       1,320,390
JP Morgan Mortgage Trust, Series
   2006-A2, Class 3A2, 5.68%, 4/25/36 (a)         7,465,659       6,107,629
Morgan Stanley Mortgage Loan Trust,
   Series 2004-4, Class 3A, 5.00%,
   8/25/19                                        1,407,216       1,412,053
Residential Accredit Loans, Inc.,
   Series 2004-QA1, Class A1, 0.51%,
   3/25/34 (a) (e)                                  900,954         569,227
Residential Accredit Loans, Inc.,
   Series 2005-QA12, Class CB1, 5.25%,
   12/25/35 (a)                                   1,871,850       1,071,373
Structured Asset Securities Corp.,
   Series 2004-21XS, Class 2A6B, 5.15%,
   12/25/34                                       1,099,747       1,021,417
                                                             ---------------
                                                                 27,805,569
                                                             ---------------

WL COLLATERAL CMO SEQUENTIAL (2.3%)
Countrywide Alternative Loan Trust,
   Series 2005-J3, Class 3A1, 6.50%,
   9/25/34                                          297,188         259,575
JP Morgan Alternative Loan Trust,
   Series 2005-S1, Class 1A2, 5.50%,
   12/25/35                                       1,573,009       1,052,553
JP Morgan Mortgage Trust, Series
   2006-A4, Class 2A2, 5.81%, 6/25/36 (a)           511,344         426,074
JP Morgan Mortgage Trust, Series
   2006-A7, Class 3A2, 5.95%, 1/25/37 (a)         5,075,000       3,666,181
Wells Fargo Mortgage Backed
   Securities Trust, Series 2003-N,
   Class 2A3, 4.74%, 12/25/33 (a)                 4,095,000       3,282,888
                                                             ---------------
                                                                  8,687,271
                                                             ---------------

WL COLLATERAL PAC (0.3%)
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1, 4.25%,
   3/25/34                                        1,098,558       1,040,928
                                                             ---------------


                                    Continued


                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                               ------------- ---------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL SUPPORT (1.9%)
Bear Stearns Alt-A Trust, Series
   2005-9, Class 21A2, 3.53%, 11/25/35 (a)      $   538,091     $   122,696
Chaseflex Trust, Series 2006-1, Class
   A6, 6.29%, 6/25/36 (a)                         5,100,655       2,756,890
JP Morgan Alternative Loan Trust,
   Series 2006-S1, Class 1A18, 6.00%,
   3/25/36                                        3,066,199       1,570,469
Nomura Asset Acceptance Corp., Series
   2005-AR3, Class 3A2, 5.64%, 7/25/35 (a)        1,528,653         942,796
Nomura Asset Acceptance Corp., Series
   2005-AR5, Class 2A2, 5.59%,
   10/25/35 (a)                                   1,069,334         283,084
Nomura Asset Acceptance Corp., Series
   2006-AF1, Class 3A2, 6.50%, 6/25/36 (a)        1,221,540          94,614
Wells Fargo Mortgage Backed
   Securities Trust, Series 2005-AR7,
   Class 2A2, 5.14%, 5/25/35 (a)                  2,137,724       1,404,834
                                                              --------------
                                                                  7,175,383
                                                              --------------

TOTAL MORTGAGE-BACKED SECURITIES                                 90,929,133
                                                              --------------

U.S. GOVERNMENT AGENCIES (45.4%)
FANNIE MAE (22.0%)
0.49%, 8/25/44 (a)                                  722,358         692,369
0.54%, 4/25/36 (a) (e)                            3,373,873       3,327,862
3.88%, 7/12/13                                    5,900,000       6,295,105
4.50%, 4/1/20                                     3,653,816       3,872,494
5.00%, 5/1/25                                     1,396,244       1,464,326
5.00%, 1/1/34 (e)                                 7,738,978       8,062,881
5.14%, 8/1/34 (a)                                    76,785          80,179
5.50%, 12/25/20                                   1,759,350       1,878,441
5.50%, 2/1/25                                       862,964         919,992
5.50%, 3/1/33 (e)                                 6,303,955       6,669,489
5.50%, 12/25/33                                     900,000         950,760
5.50%, 5/25/34                                    3,150,000       2,733,391
5.50%, 3/1/35                                     1,096,906       1,158,625
5.50%, 6/1/35                                       480,946         508,007
5.50%, 11/1/35                                      761,181         804,010
5.50%, 11/1/36                                    1,357,909       1,431,979
5.50%, 1/1/37                                     3,255,567       3,432,855
5.50%, 4/25/37                                    3,234,657       3,326,167
5.50%, 8/1/37                                     2,613,871       2,755,634
6.00%, 5/1/17                                       112,709         121,724
6.00%, 5/1/18                                       317,444         342,142
6.00%, 2/1/22                                     2,288,119       2,474,615
6.00%, 1/1/33                                       250,896         269,335
6.00%, 8/25/33 (a)                                1,651,295       1,628,526
6.00%, 7/1/35                                     3,132,020       3,341,643
6.00%, 9/1/35                                     1,497,509       1,597,736
6.00%, 1/1/36                                     2,729,604       2,925,468
6.00%, 12/1/36                                      897,224         955,873
6.00%, 1/1/37                                     3,246,128       3,458,316
6.00%, 1/1/38                                       906,368         964,765

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                               ------------- ---------------

U.S. GOVERNMENT AGENCIES, CONTINUED
6.00%, 7/1/38                                  $  7,725,671    $  8,217,392
6.00%, 7/1/39                                     1,020,621       1,085,421
6.50%, 7/1/16                                       367,335         398,352
6.50%, 6/1/17                                       111,771         121,209
6.50%, 8/1/28                                       109,316         118,797
6.50%, 6/1/29                                        96,047         104,287
6.50%, 4/1/32                                       234,837         254,471
6.50%, 6/1/32                                       456,955         495,161
6.50%, 7/1/32                                       686,088         743,680
6.50%, 3/1/33                                       104,016         112,517
6.50%, 8/1/36                                       597,214         640,429
7.00%, 6/1/32                                       166,898         186,423
7.00%, 8/1/32                                       382,781         422,046
7.00%, 9/1/34                                        87,403          95,967
7.00%, 9/1/36                                       948,199       1,037,578
7.50%, 6/1/28                                       117,875         133,139
                                                             ---------------
                                                                 82,611,578
                                                             ---------------

FREDDIE MAC (17.1%)
0.65%, 7/15/36 (a) (e)                            1,054,351       1,041,300
4.00%, 1/15/17                                    7,500,000       7,769,396
4.00%, 5/1/19                                     2,566,551       2,664,013
4.50%, 6/1/34                                       758,152         771,076
4.50%, 9/1/34                                       835,474         849,717
5.00%, 12/1/18                                    1,019,679       1,092,177
5.00%, 2/15/25                                    3,245,000       3,374,707
5.00%, 8/1/33                                       322,133         335,212
5.00%, 5/1/34                                       155,046         161,196
5.00%, 7/1/35                                       365,553         379,767
5.00%, 8/1/35                                       890,021         924,629
5.00%, 11/1/35                                    3,391,760       3,523,647
5.00%, 4/1/36                                       355,599         369,426
5.00%, 7/1/36                                     1,496,144       1,553,152
5.23%, 3/1/37 (a)                                   363,603         384,674
5.50%, 3/15/35                                    5,505,000       5,787,122
5.69%, 4/1/37 (a)                                 2,649,102       2,791,558
5.82%, 10/1/36 (a)                                1,693,599       1,793,178
5.91%, 3/1/37 (a) (e)                             6,141,996       6,525,611
6.00%, 12/15/21                                   2,267,965       2,374,129
6.00%, 9/1/33                                       261,069         279,685
6.00%, 2/1/38                                     4,546,893       4,842,686
6.00%, 5/1/38                                     1,022,317       1,088,823
6.06%, 1/1/37 (a)                                 4,989,908       5,295,871
6.14%, 2/1/37 (a)                                 4,885,892       5,173,206
6.50%, 1/1/29                                       938,215       1,017,832
6.50%, 7/1/32                                       147,652         160,043
6.50%, 9/1/32                                        72,356          78,315
6.50%, 5/15/34 (a)                                  828,172         805,239
6.96%, 7/15/32, IO (a) (g)                        6,737,314         467,727
7.00%, 6/1/26                                       456,045         499,305
7.00%, 1/1/32                                        97,048         108,197
                                                             ---------------
                                                                 64,282,616
                                                             ---------------


                                    Continued


                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                               ------------- ---------------

U.S. GOVERNMENT AGENCIES, CONTINUED
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (6.3%)
0.43%, 3/16/46, IO (a) (g)                     $ 12,709,585   $     359,960
0.48%, 4/16/46, IO (a) (g)                       58,221,255       1,705,888
0.86%, 6/17/45, IO (a) (g)                       11,547,294         431,047
0.95%, 2/16/48, IO (a) (g)                       52,552,961       2,306,607
0.99%, 2/16/48, IO (a) (g)                       14,594,978         723,390
1.03%, 6/16/49, IO (a) (g)                       65,368,412       3,508,427
4.82%, 10/16/29 (a)                               2,660,000       2,803,146
5.03%, 11/16/33 (a)                               5,640,000       5,984,929
5.30%, 7/16/28 (a)                                3,000,000       3,214,888
5.32%, 8/16/30 (a)                                2,560,000       2,723,958
                                                              --------------
                                                                 23,762,240
                                                              --------------

TOTAL U.S. GOVERNMENT AGENCIES                                  170,656,434
                                                              --------------

U.S. TREASURY OBLIGATIONS (0.9%) U.S.
TREASURY STRIPS (0.9%)
8.21%, 11/15/27 ** (e)                            7,400,000       3,323,917
                                                              --------------

TOTAL U.S. TREASURY OBLIGATIONS                                   3,323,917
                                                              --------------

                                                   SHARES
                                               -------------
PREFERRED STOCKS (1.3%)
COMMERCIAL BANKS NON-U.S. (0.7%)
Barclays Bank PLC, Series 5, 8.13%                  106,000       2,496,300
                                                              --------------

SOVEREIGN AGENCY (0.1%)
Fannie Mae, 8.25% (a)                               160,000         184,000
Freddie Mac, 8.38% (a)                              161,000         177,100
                                                              --------------
                                                                    361,100
                                                              --------------

SUPER-REGIONAL BANKS-U.S. (0.5%)
Wells Fargo Capital XII, 7.88%                       80,000       2,000,800
                                                              --------------

TOTAL PREFERRED STOCKS                                            4,858,200
                                                              --------------

INVESTMENTS IN AFFILIATES (0.1%)
Fifth Third Institutional Money
   Market Fund (c)                                  424,489         424,489
                                                              --------------

TOTAL INVESTMENTS IN AFFILIATES                                     424,489
                                                              --------------

TOTAL INVESTMENTS (COST $399,042,720) - 99.0%                   372,626,336

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%                      3,683,223
                                                              --------------

NET ASSETS - 100.0%                                            $376,309,559
                                                              ==============

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

------------------------------------------------------------




NOTES TO SCHEDULE OF INVESTMENTS

**     Rate represents the effective yield at purchase.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2009.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)    Investment is in Institutional Shares of underlying fund.

(d) The Fund's securities were fair valued at October 31, (2009) using procedures approved by the Board of Trustees.

(e) All or part of this security has been designated as collateral for futures contracts, when issued and/or delayed delivery security/ies) and/or swaps.

(f) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

(g)    Illiquid Securities.

The following abbreviations are used in the Schedule of investments:
ABS - Asset-Backed Security
BRL- Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
IO - Interest Only
PAC - Planned Amortization Class
WL- Whole Loan

                     See notes to schedules of investments.

SHORT TERM BOND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                       -----------   ------------

ASSET-BACKED SECURITIES (9.6%)
AUTOMOBILES SEQUENTIAL (3.6%)
Bay View Auto Trust, Series 2005-LJ2,
   Class A4, 4.55%, 2/25/14            $    55,789   $     55,938
BMW Vehicle Lease Trust, Series
   2009-1, Class A2, 2.04%, 4/15/11        750,000        755,555
Ford Credit Auto Owner Trust, Series
   2009-B, Class A2, 2.10%, 11/15/11     1,000,000      1,008,040
Ford Credit Auto Owner Trust, Series
   2009-D, Class A3, 2.17%, 10/15/13       800,000        807,964
Honda Auto Receivables Owner Trust,
   Series 2009-3, Class A3, 2.31%,
   5/15/13                               1,030,000      1,045,873
Nissan Auto Lease Trust, Series
   2009-B, Class A2, 1.22%, 9/15/11        900,000        901,168
USAA Auto Owner Trust, Series 2006-2,
   Class A4, 5.37%, 2/15/12                853,804        868,312
Volkswagen Auto Lease Trust, Series
   2009-A, Class A2, 2.87%, 7/15/11      1,100,000      1,113,325
World Omni Auto Receivables Trust,
   Series 2009-A, Class A2, 2.88%,
   10/17/11                              2,000,000      2,022,863
                                                     ------------
                                                        8,579,038
                                                     ------------

CREDIT CARD BULLET (4.5%)
Chase Issuance Trust, Series
   2005-A10, Class A10, 4.65%,
   12/17/12 (e)                          3,000,000      3,111,486
Discover Card Master Trust, Series
   2008-A3, Class A3, 5.10%, 10/15/13    2,100,000      2,204,146
GE Capital Credit Card Master Note
   Trust, Series 2009-3, Class A, 2.54%,
   9/15/14                               2,300,000      2,303,936
Nordstrom Private Label Credit Card
   Master Note Trust, Series 2007-1A,
   Class A, 4.92%, 5/15/13 (b) (e)       3,000,000      3,040,084
                                                     ------------
                                                       10,659,652
                                                     ------------

HOME EQUITY OTHER (0.1%)
GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE2, Class A3, 4.24%,
   10/25/33 (a) (e)                         52,465         51,952
GMAC Mortgage Corp. Loan Trust,
   Series 2005-HE2, Class A3, 4.62%,
   11/25/35 (a)                             79,405         77,806
                                                     ------------
                                                          129,758
                                                     ------------

HOME EQUITY SEQUENTIAL (1.1%)
GMAC Mortgage Corp. Loan Trust,
   Series 2006-HE2, Class A2, 6.18%,
   5/25/36 (a) (e)                       3,000,000      2,614,244
                                                     ------------


                                    Continued


                                        PRINCIPAL
                                          AMOUNT        VALUE
                                       -----------   ------------

ASSET-BACKED SECURITIES, CONTINUED
OTHER ABS (0.3%)
SVO VOI Mortgage Corp., Series
   2005-AA, Class A, 5.25%, 2/20/21
   (b)(f)                              $   737,256   $    680,208
                                                     ------------

TOTAL ASSET-BACKED SECURITIES                          22,662,900
                                                     ------------

CORPORATE BONDS (19.7%)
CABLE TV (0.4%)
Comcast Cable Communications LLC,
   6.75%, 1/30/11                        1,000,000      1,062,241
                                                     ------------

CELLULAR TELECOM (0.6%)
New Cingular Wireless Services, Inc.,
   7.88%, 3/1/11                         1,250,000      1,354,099
                                                     ------------

COMMERCIAL BANKS (0.8%)
GMAC, Inc., 2.20%, 12/19/12              2,000,000      2,027,846
                                                     ------------

COMMERCIAL BANKS-SOUTHERN U.S. (0.6%)
BB&T Corp., 3.85%, 7/27/12               1,500,000      1,550,589
                                                     ------------

COMMERCIAL BANKS-WESTERN U.S. (0.9%)
American Express Bank FSB, Series G,
   3.15%, 12/9/11                        2,000,000      2,083,370
                                                     ------------

DIVERSIFIED FINANCIAL SERVICES (1.6%)
General Electric Capital Corp.,
   0.51%, 8/15/11 (a)                    2,500,000      2,446,215
IBM International Group Capital LLC,
   5.05%, 10/22/12                       1,250,000      1,367,194
                                                     ------------
                                                        3,813,409
                                                     ------------

ELECTRIC-INTEGRATED (2.0%)
Duke Energy Carolinas LLC, Series D,
   7.38%, 3/1/10                         1,250,000      1,276,638
Florida Power Corp., 4.50%, 6/1/10       2,500,000      2,555,622
Pepco Holdings, Inc., 4.00%, 5/15/10     1,000,000      1,013,489
                                                     ------------
                                                        4,845,749
                                                     ------------

FIDUCIARY BANKS (0.3%)
Bank of New York Mellon Corp. (The),
   4.95%, 1/14/11                          750,000        779,918
                                                     ------------

FINANCE-INVESTMENT BANKER/BROKER
   (5.0%)
Bear Stearns Cos. LLC (The), 5.35%,
   2/1/12                                2,000,000      2,133,908
Citigroup Funding, Inc., 1.88%,
   10/22/12                              2,350,000      2,357,842
Citigroup, Inc., 6.00%, 2/21/12          1,000,000      1,063,537
Credit Suisse USA, Inc., 6.13%,
   11/15/11                              1,500,000      1,633,923
Goldman Sachs Group, Inc. (The),
   3.25%, 6/15/12                        1,500,000      1,567,898

                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                       -----------   ------------

CORPORATE BONDS, CONTINUED
FINANCE-INVESTMENT BANKER/BROKER,
   CONTINUED
Goldman Sachs Group, Inc. (The),
   6.60%, 1/15/12                      $ 1,500,000   $  1,633,490
Morgan Stanley, 6.75%, 4/15/11           1,500,000      1,597,624
                                                     ------------
                                                       11,988,222
                                                     ------------

FOOD-RETAIL (0.5%)
Kroger Co. (The), 6.80%, 4/1/11          1,000,000      1,065,370
                                                     ------------

MEDICAL-DRUGS (0.6%)
Pfizer, Inc., 4.45%, 3/15/12             1,250,000      1,325,501
                                                     ------------

NETWORKING PRODUCTS (1.1%)
Cisco Systems, Inc., 5.25%, 2/22/11      2,500,000      2,635,920
                                                     ------------

OIL COMPANY-INTEGRATED (0.5%)
Chevron Corp., 3.45%, 3/3/12             1,250,000      1,311,550
                                                     ------------

REINSURANCE (0.9%)
Berkshire Hathaway Finance Corp.,
   4.75%, 5/15/12                        2,000,000      2,146,158
                                                     ------------

RETAIL-DISCOUNT (1.0%)
Wal-Mart Stores, Inc., 4.13%, 2/15/11    2,250,000      2,337,329
                                                     ------------

SUPER-REGIONAL BANKS-U.S. (2.4%)
Bank of America Corp., 4.38%, 12/1/10    1,000,000      1,028,039
PNC Funding Corp., 1.88%, 6/22/11        2,000,000      2,028,834
Wells Fargo & Co., 5.25%, 10/23/12       2,500,000      2,674,452
                                                     ------------
                                                        5,731,325
                                                     ------------

TRANSPORT-RAIL (0.5%)
Union Pacific Corp., 5.45%, 1/31/13      1,000,000      1,078,270
                                                     ------------

TOTAL CORPORATE BONDS                                  47,136,866
                                                     ------------

FOREIGN BONDS (4.1%)
COMMERCIAL BANKS NON-U.S. (0.9%)
Barclays Bank PLC, 5.45%, 9/12/12        2,000,000      2,164,650
                                                     ------------

DIVERSIFIED MANUFACTURING OPERATIONS
   (0.6%)
Tyco International Finance SA, 6.38%,
   10/15/11                              1,300,000      1,404,150
                                                     ------------

FINANCE-OTHER SERVICES (0.5%)
BP Capital Markets PLC, 3.13%, 3/10/12   1,250,000      1,292,427
                                                     ------------

OIL COMPANY-INTEGRATED (1.6%)
Conoco Funding Co., 6.35%, 10/15/11      1,000,000      1,099,320
Shell International Finance BV,
   1.30%, 9/22/11                        2,650,000      2,664,244
                                                     ------------
                                                        3,763,564
                                                     ------------

                                    Continued



                                        PRINCIPAL
                                          AMOUNT        VALUE
                                       -----------   ------------

FOREIGN BONDS, CONTINUED
SOVEREIGN (0.5%)
Brazil, Federal Republic, Series F,
   10.00%, 1/1/14            BRL         2,100,000   $  1,094,536
                                                     ------------
TOTAL FOREIGN BONDS                                     9,719,327
                                                     ------------

MORTGAGE-BACKED SECURITIES (16.8%)
CMBS OTHER (4.2%)
Banc of America Commercial Mortgage,
   Inc., Series 2004-4, Class A3,
   4.13%, 7/10/42 (e)                  $ 1,259,826      1,264,890
CS First Boston Mortgage Securities
   Corp., Series 2004-C3, Class A3,
   4.30%, 7/15/36 (e)                      805,467        805,168
GE Capital Commercial Mortgage Corp.,
   Series 2005-C1, Class A2, 4.35%,
   6/10/48                               2,635,438      2,634,688
Greenwich Capital Commercial Funding
   Corp., Series 2005-GG3, Class A2,
   4.31%, 8/10/42 (e)                    2,339,623      2,333,452
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38                               1,598,300      1,596,476
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class A2, 4.55%,
   7/15/30                               1,481,849      1,494,979
                                                     ------------
                                                       10,129,653
                                                     ------------

WL COLLATERAL CMO OTHER (9.2%)
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-1, Class 13A3,
   4.68%, 4/25/34 (a)                    1,869,094      1,780,472
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-4, Class 2A2,
   4.57%, 8/25/35 (a) (e)                3,000,000      2,935,057
Bear Stearns Asset Backed Securities
   Trust, Series 2003-AC7, Class A2,
   5.25%, 1/25/34                          938,808        767,763
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2004-HYB5,
   Class 4A1, 3.66%, 4/20/35 (a)         1,327,363      1,060,593
Harborview Mortgage Loan Trust,
   Series 2004-5, Class 2A6, 3.64%,
   6/19/34 (a) (e)                       5,730,000      4,738,661
Homebanc Mortgage Trust, Series
   2004-2, Class A2, 0.69%, 12/25/34 (a)   897,581        435,573
Homebanc Mortgage Trust, Series
   2006-1, Class 1A1, 3.77%, 4/25/37 (a) 1,381,782        876,936
JP Morgan Alternative Loan Trust,
   Series 2006-S2, Class A2, 5.81%,
   5/25/36                               1,174,097      1,162,305
JP Morgan Mortgage Trust, Series
   2005-A1, Class 3A3,
   4.90%, 2/25/35 (a)                    1,512,426      1,442,901


                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                       -----------   ------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO OTHER, CONTINUED
JP Morgan Mortgage Trust, Series
   2005-A2, Class 5A1, 4.33%,
   4/25/35 (a)                         $ 1,610,306   $  1,500,390
JP Morgan Mortgage Trust, Series
   2005-A3, Class 7CA1,
   5.11%, 6/25/35 (a) (e)                2,488,479      2,115,925
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A1, Class 2A,
   2.92%, 12/25/32 (a)                      57,940         57,956
Provident Funding Mortgage Loan
   Trust, Series 2005-2, Class 2A1A,
   4.71%, 10/25/35 (a)                   1,579,448      1,521,680
Residential Funding Mortgage
   Securities I, Series 2007-SA1, Class
   1A1, 5.01%, 2/25/37 (a) (e)           2,734,633      1,682,602
                                                     ------------
                                                       22,078,814
                                                     ------------

WL COLLATERAL CMO SEQUENTIAL (3.2%)
Chase Mortgage Finance Corp., Series
   2005-A1, Class 2A2, 5.24%, 12/25/35
   (a)                                   1,468,202      1,362,960
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A2A, 5.87%,
   8/25/36 (e)                           2,390,668      2,151,795
JP Morgan Mortgage Trust, Series
   2006-A4, Class 2A2, 5.81%, 6/25/36
   (a)                                   1,610,732      1,342,134
JP Morgan Mortgage Trust, Series
   2007-A2, Class 4A1M, 5.78%, 4/25/37
   (a)                                   1,707,997      1,495,842
RAAC Series, Series 2005-SP1, Class
   2A2, 5.25%, 9/25/34                   1,372,343      1,307,152
                                                     ------------
                                                        7,659,883
                                                     ------------

WL COLLATERAL PAC (0.2%)
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1, 4.25%,
   3/25/34                                 625,923        593,087
                                                     ------------

TOTAL MORTGAGE-BACKED SECURITIES                       40,461,437
                                                     ------------

MUNICIPAL BONDS (0.1%)
OHIO (0.1%)
State of Ohio, Economic Enterprise,
   Series 3, 4.05%, 3/1/11 (b)             205,000        206,585
                                                     ------------

TOTAL MUNICIPAL BONDS                                     206,585
                                                     ------------

U.S. GOVERNMENT AGENCIES (44.1%)
FANNIE MAE (9.5%)
1.00%, 11/23/11                          2,500,000      2,499,043
1.38%, 4/28/11                           4,000,000      4,033,612
1.75%, 3/23/11                           5,000,000      5,072,095
1.75%, 8/10/12                           4,000,000      4,012,608
2.00%, 9/28/12                           2,250,000      2,250,308
4.74%, 4/1/33 (a)                        1,053,628      1,085,620
4.95%, 4/1/35 (a)                        1,242,325      1,287,267

                                    Continued


                                        PRINCIPAL
                                          AMOUNT        VALUE
                                       -----------   ------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FANNIE MAE, CONTINUED
5.00%, 2/25/25 (e)                     $ 1,120,941   $  1,136,463
5.23%, 9/1/34 (a)                        1,377,423      1,439,310
                                                     ------------
                                                       22,816,326
                                                     ------------

FANNIE MAE PREPAYMENT LINK NOTE,
   SERIES 2005-4, CLASS 1 (0.9%)
4.65%, 12/25/12                          2,035,501      2,152,123
                                                     ------------

FEDERAL FARM CREDIT BANK (5.1%)
1.88%, 12/7/12                           3,000,000      3,013,248
2.13%, 6/18/12                           3,000,000      3,042,138
2.25%, 4/24/12                           2,000,000      2,040,276
2.63%, 4/21/11 (e)                       4,000,000      4,109,636
                                                     ------------
                                                       12,205,298
                                                     ------------

FEDERAL HOME LOAN BANK (12.2%)
1.63%, 7/27/11                           4,000,000      4,046,380
1.75%, 8/22/12                           4,000,000      4,026,540
2.00%, 7/27/12                           4,000,000      4,024,152
2.00%, 9/14/12                           4,000,000      4,050,784
2.05%, 8/10/12                           2,500,000      2,532,042
3.63%, 9/16/11                           5,000,000      5,254,845
4.75%, 10/25/10                          2,017,420      2,090,551
4.88%, 11/18/11                          3,000,000      3,233,547
                                                     ------------
                                                       29,258,841
                                                     ------------

FREDDIE MAC (10.9%)
1.13%, 12/15/11                          4,000,000      3,994,572
2.00%, 4/27/12                           3,000,000      3,031,629
2.13%, 3/23/12                           3,000,000      3,043,407
2.13%, 9/21/12                           4,000,000      4,066,372
3.71%, 3/1/34 (a)                        1,139,119      1,172,803
4.25%, 12/15/19                          2,442,232      2,550,980
4.50%, 7/15/28 (e)                       1,828,027      1,869,404
4.51%, 7/1/35 (a) (e)                    2,393,669      2,452,567
5.00%, 9/15/25 (e)                       1,438,636      1,449,623
5.69%, 4/1/37 (a)                        2,376,934      2,504,754
                                                     ------------
                                                       26,136,111
                                                     ------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (5.5%)
2.87%, 2/16/20 (e)                       2,644,877      2,678,723
3.27%, 1/16/23                             759,400        762,779
3.72%, 12/16/26 (e)                      2,553,528      2,601,834
3.95%, 11/16/30 (e)                      3,090,708      3,186,729
4.00%, 5/16/27                           1,734,770      1,790,729
4.09%, 8/16/30                           2,035,343      2,097,637
5.99%, 2/16/24 (a)                         146,306        147,549
                                                     ------------
                                                       13,265,980
                                                     ------------

TOTAL U.S. GOVERNMENT AGENCIES                        105,834,679
                                                     ------------


                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                       -----------   ------------

U.S. TREASURY OBLIGATIONS (3.7%)
U.S. TREASURY NOTES (3.7%)
0.88%, 4/15/10 (d) (e)                 $ 2,847,425   $  2,854,321
1.50%, 7/15/12                           6,000,000      6,038,436
                                                     ------------
                                                        8,892,757
                                                     ------------

TOTAL U.S. TREASURY OBLIGATIONS                         8,892,757
                                                     ------------

                                         SHARES
                                       -----------
INVESTMENTS IN AFFILIATES (0.5%)
Fifth Third Institutional Money
   Market Fund (c)                       1,195,855      1,195,855
                                                     ------------

TOTAL INVESTMENTS IN AFFILIATES                         1,195,855
                                                     ------------

TOTAL INVESTMENTS (COST $237,534,713) - 98.6%         236,110,406

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%            3,259,497
                                                     ------------

NET ASSETS - 100.0%                                  $239,369,903
                                                     ============


NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2009.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d) Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(e) All or part of this security has been designated as collateral for futures contracts.

(f)  Illiquid Securities.


The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
PAC - Planned Amortization Class
WL - Whole Loan




                     See notes to schedules of investments.

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                ------------ ---------------

CORPORATE BONDS (8.4%)
COSMETICS & TOILETRIES (1.9%)
Procter & Gamble Co. (The), 0.49%,
   12/9/09 (a) (d)                              $11,500,000    $ 11,514,666
Procter & Gamble International
   Funding SCA, 0.48%, 11/9/09 (a) (d)            3,500,000       3,500,000
Procter & Gamble International
   Funding SCA, 0.71%, 11/8/09 (a) (d)            6,300,000       6,306,540
                                                             ---------------
                                                                 21,321,206
                                                             ---------------

DIVERSIFIED BANKS (1.4%)
JPMorgan Chase & Co., 0.78%,
   1/22/10 (a)                                   15,520,000      15,496,735
                                                             ---------------

DIVERSIFIED FINANCIAL SERVICES (1.2%)
General Electric Capital Corp.,
   0.31%, 1/4/10 (a)                             10,000,000      10,001,626
General Electric Capital Corp.,
   Series A, 3.75%, 12/15/09                      3,500,000       3,506,615
                                                             ---------------
                                                                 13,508,241
                                                             ---------------

FINANCE-INVESTMENT BANKER/BROKER (0.7%)
Bear Stearns Cos. LLC (The), 5.85%,
   7/19/10                                        5,000,000       5,183,247
Bear Stearns Cos. LLC (The), Class B,
   4.55%, 6/23/10                                 2,470,000       2,531,839
                                                             ---------------
                                                                  7,715,086
                                                             ---------------

INTEGRATED OIL & GAS (2.0%)
BP Capital Markets PLC, 0.42%,
   12/11/09 (a) (d)                              15,000,000      15,000,000
BP Capital Markets PLC, 4.88%, 3/15/10            6,500,000       6,601,863
                                                             ---------------
                                                                 21,601,863
                                                             ---------------

MEDICAL INSTRUMENTS (0.7%)
Medtronic, Inc., Series B, 4.38%,
   9/15/10                                        7,860,000       8,119,494
                                                             ---------------

RETAIL-DISCOUNT (0.5%)
Wal-Mart Stores, Inc., 4.75%, 8/15/10             5,000,000       5,164,901
                                                             ---------------

TOTAL CORPORATE BONDS                                            92,927,526
                                                             ---------------

MUNICIPAL BONDS (0.7%)
MICHIGAN (0.7%)
County of Kent, GO, 2.50%, 4/1/10                 7,800,000       7,828,619
                                                             ---------------

TOTAL MUNICIPAL BONDS                                             7,828,619
                                                             ---------------

U.S. GOVERNMENT AGENCIES (20.0%)
FANNIE MAE (2.1%)
0.39%, 11/8/09 (a) (d)                           10,000,000      10,002,841
3.25%, 8/12/10                                    6,980,000       7,126,182
4.63%, 12/15/09                                   6,150,000       6,176,619
                                                             ---------------
                                                                 23,305,642
                                                             ---------------
                                    Continued


                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                ------------ ---------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FEDERAL FARM CREDIT BANK (1.3%)
0.32%, 12/21/09 (a)                            $  4,000,000    $   3,997,079
0.36%, 12/21/09 (a)                              10,000,000        9,986,737
                                                            -----------------
                                                                  13,983,816
                                                            -----------------

FEDERAL HOME LOAN BANK (9.1%)
0.33%, 11/24/09 **                                6,000,000        5,998,735
0.40%, 11/19/09 (a) (d)                          10,000,000       10,004,122
0.65%, 5/11/10                                   10,000,000       10,007,994
0.70%, 6/25/10                                    5,000,000        5,000,000
0.83%, 11/18/09 **                               10,000,000        9,996,081
0.87%, 1/26/10                                   10,000,000        9,996,937
1.05%, 2/23/10                                    5,800,000        5,799,782
3.00%, 6/11/10                                    4,200,000        4,259,548
3.38%, 8/13/10                                    2,230,000        2,279,026
3.38%, 9/10/10                                    6,110,000        6,264,229
3.50%, 7/16/10                                    5,350,000        5,460,277
3.88%, 1/15/10                                    3,500,000        3,521,157
4.88%, 3/12/10                                    4,600,000        4,667,685
5.00%, 12/11/09                                  15,000,000       15,067,581
5.13%, 9/10/10                                    1,800,000        1,868,272
                                                            -----------------
                                                                 100,191,426
                                                            -----------------

FREDDIE MAC (5.7%)
0.08%, 1/11/10 (a) (d)                           14,500,000       14,500,000
0.34%, 11/4/09 (a) (d)                           15,000,000       15,000,000
3.13%, 2/4/10                                     5,000,000        5,026,250
4.13%, 11/30/09                                   5,000,000        5,013,324
4.13%, 7/12/10                                   14,553,000       14,911,183
4.88%, 2/9/10                                     8,833,000        8,930,488
                                                            -----------------
                                                                  63,381,245
                                                            -----------------

STRAIGHT-A FUNDING LLC (1.8%)
0.23%, 12/16/09 **                               10,000,000        9,997,125
0.24%, 12/2/09 ** (b)                            10,000,000        9,997,933
                                                            -----------------
                                                                  19,995,058
                                                            -----------------

TOTAL U.S. GOVERNMENT AGENCIES                                   220,857,187
                                                            -----------------

U.S. TREASURY OBLIGATIONS (0.5%)
U.S. TREASURY NOTES (0.5%)
2.38%, 8/31/10                                    5,000,000        5,077,595
                                                            -----------------

TOTAL U.S. TREASURY OBLIGATIONS                                    5,077,595
                                                            -----------------

CERTIFICATES OF DEPOSIT (4.1%)
COMMERCIAL BANKS-EASTERN U.S. (3.2%)
BNP Paribas New York Branch, 0.30%,
   11/12/09                                      10,000,000       10,000,000
Rabobank Nederland, New York
   Branch, 0.37%, 5/28/10                        15,000,000       15,000,000
Toronto Dominion Holding, 0.20%,
   1/11/10                                       10,000,000       10,000,000
                                                            -----------------
                                                                  35,000,000
                                                            -----------------
                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)
-----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                ------------ ---------------

CERTIFICATES OF DEPOSIT, CONTINUED
SPECIAL PURPOSE ENTITY (0.9%)
Societe Generale, New York Branch,
   0.20%, 11/3/09                               $10,000,000    $ 10,000,000
                                                             ---------------

TOTAL CERTIFICATES OF DEPOSIT                                     45,000,000
                                                             ---------------

COMMERCIAL PAPER (13.1%)
ASSET BACKED COMMERCIAL PAPER (1.6%)
Old Line Funding, LLC, 0.18%,
   11/5/09 ** (b)                                13,155,000       13,154,737
Old Line Funding, LLC, 0.24%,
   1/12/10 ** (b)                                 5,070,000        5,067,566
                                                             ---------------
                                                                  18,222,303
                                                             ---------------

BEVERAGES-NON ALCOHOLIC (1.9%)
Coca-Cola Co. (The), 0.25%,
   11/4/09 ** (b)                                 5,919,000        5,918,877
Coca-Cola Co. (The), 0.38%,
   12/9/09 ** (b)                                10,000,000        9,995,989
Coca-Cola Co. (The), 0.75%,
   6/2/10 ** (b)                                  5,000,000        4,977,813
                                                             ---------------
                                                                  20,892,679
                                                             ---------------

COMMERCIAL BANKS NON-U.S. (2.7%)
Bank of Nova Scotia, 0.21%,
   1/6/10 **                                     10,000,000        9,996,150
National Australia Funding, 0.20%,
   1/27/10 ** (b)                                10,000,000        9,995,167
Societe Generale North America,
   0.18%, 11/17/09 **                            10,000,000        9,999,200
                                                             ---------------
                                                                  29,990,517
                                                             ---------------

DIVERSIFIED FINANCIAL SERVICES (0.9%)
Rabobank USA Financial Co., 0.32%,
   3/10/10 **                                    10,000,000        9,988,533
                                                             ---------------

FINANCE-INVESTMENT BANKER/BROKER (0.9%)
BNP Paribas Finance, Inc., 0.23%,
   1/5/10 **                                     10,000,000        9,995,847
                                                             ---------------

FOOD-MISC/DIVERSIFIED (1.8%)
Nestle Capital Corp., 0.45%,
   1/25/10 ** (b)                                10,000,000        9,989,375
Nestle Capital Corp., 0.70%,
   2/16/10 ** (b)                                10,000,000        9,979,194
                                                             ---------------
                                                                  19,968,569
                                                             ---------------

MEDICAL-HOSPITALS (0.6%)
Essentia Health, 0.80%, 11/20/09 **               6,420,000        6,417,289
                                                             ---------------


                                    Continued


                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                ------------ ---------------

COMMERCIAL PAPER, CONTINUED
OIL COMPANY-INTEGRATED (1.4%)
BP Capital Markets PLC, 0.90%,
   11/9/09 ** (b)                                $5,000,000      $ 4,999,000
Total Fina Elf SA, 0.18%,
   12/30/09 ** (b)                               10,000,000        9,997,050
                                                             ---------------
                                                                  14,996,050
                                                             ---------------

U.S. MUNICIPALS (1.3%)
Walnut Energy Center Authority,
   0.24%, 11/5/09 **                             13,960,000       13,959,628
                                                             ---------------

TOTAL COMMERCIAL PAPER                                           144,431,415
                                                             ---------------

DEMAND NOTES (7.9%)
COMMERCIAL SERVICES (0.9%)
World Wildlife Fund, 0.30%,
   11/5/09, (LOC: JP Morgan, Inc.) (a) (d)        9,780,000        9,780,000
                                                             ---------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Harry W. Albright Jr., Series 1996,
   0.99%, 11/5/09, (LOC: Bank of
   America) (a) (d)                               4,700,000        4,700,000
                                                             ---------------

FINANCE-OTHER SERVICES (0.7%)
Mortgage Bankers Association of
   America, 0.35%, 11/6/09, (LOC: PNC
   Bank NA) (a) (d)                               8,000,000        8,000,000
                                                             ---------------

REVENUE BONDS (0.7%)
Metrodev Newark LLC, 0.42%,
   11/5/09, (LOC: PNC Bank NA) (a) (d)            7,900,000        7,900,000
                                                             ---------------

SPECIAL PURPOSE ENTITY (5.2%)
Capital One Funding Corp., Series
   1996-H, 0.95%, 11/5/09, (LOC: JP
   Morgan, Inc.) (a) (b) (d)                        282,000          282,000
Capital One Funding Corp., Series
   1997-D, 0.60%, 11/5/09, (LOC: JP
   Morgan, Inc.) (a) (b) (d)                        404,000          404,000
Capital One Funding Corp., Series
   2001-C, 0.60%, 11/5/09, (LOC: JP
   Morgan, Inc.) (a) (d)                          1,097,000        1,097,000
Clare at Water Tower (The), Series
   2005, 0.35%, 11/5/09, (LOC: Bank of
   America) (a) (d)                              12,500,000       12,500,000
Doctors Park LLP, 0.39%, 11/5/09,
   (LOC: US Bancorp) (a) (d)                      9,085,000        9,085,000
Erickson Foundation, Inc. (The),
   0.35%, 11/5/09, (LOC: FHLB) (a) (d)           15,000,000       15,000,000
First Church of God Vancouver,
   1.24%, 11/5/09,
   (LOC: US Bancorp) (a) (d)                        865,000          865,000

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                ------------ ---------------

DEMAND NOTES, CONTINUED
SPECIAL PURPOSE ENTITY, CONTINUED
Landmark Medical LLC, Series 2000,
   1.00%, 11/5/09, (LOC: JP Morgan,
   Inc.) (a) (d)                                 $5,880,000     $ 5,880,000
New Belgium Brewing Co., Inc.,
   Series 2000, 0.35%, 11/5/09,
   (LOC: Wells Fargo & Co.) (a) (d)               1,430,000       1,430,000
Saddleback Valley Community Church,
   0.30%, 11/5/09, (LOC: FHLB) (a) (d)            9,870,000       9,870,000
SGS Tool Co., Series 1999, 0.57%,
   11/5/09, (LOC: JP Morgan, Inc.) (a) (d)        1,300,000       1,300,000
                                                             ---------------
                                                                 57,713,000
                                                             ---------------

TOTAL DEMAND NOTES                                               88,093,000
                                                             ---------------

MUNICIPAL DEMAND NOTES (29.6%)
ALASKA (1.3%)
Borough of North Slope, BP
   Exploration Alaska Project, AMT,
   0.22%, 11/2/09, (LOC: BP Amoco) (a) (d)       15,000,000      15,000,000
                                                             ---------------

CALIFORNIA (4.8%)
Abag Finance Authority for Nonprofit
   Corp., YMCA of San Francisco, Series
   A, 0.25%, 11/5/09, (LOC: Wells Fargo &
   Co.) (a) (d)                                   8,375,000       8,375,000
County of Riverside, CP, 0.30%,
   11/4/09, (LOC: State Street Corp.) (a) (d)     6,200,000       6,200,000
County of Sacramento, Pensions,
   Series C, 0.35%, 11/4/09,
   (LOC: Bayerische Landesbank) (a) (d)          32,430,000      32,430,000
State Economic Recovery, Series C-11,
   GO, 0.16%, 11/4/09, (LOC: BNP Paribas)
   (a) (d)                                        5,700,000       5,700,000
                                                             ---------------
                                                                 52,705,000
                                                             ---------------

COLORADO (0.2%)
Eaglebend Affordable Housing Corp.,
   Multi-Family Housing, Series B,
   1.00%, 11/5/09,
   (LOC: U.S. Bancorp) (a) (d)                      235,000         235,000
Pueblo Housing Authority, 0.50%, 11/5/09
   (LOC: Wells Fargo & Co.) (a) (b) (d)           1,500,000       1,500,000
                                                             ---------------
                                                                  1,735,000
                                                             ---------------

DISTRICT OF COLUMBIA (0.2%)
District of Columbia, Pew Charitables
   Trust, Series B, 0.32%, 11/5/09,
   (LOC: PNC Bank NA) (a) (d)                     2,000,000       2,000,000
                                                             ---------------

FLORIDA (0.9%)
Municipal Power Agency, All Required
   Project, Series D, 0.34%, 11/5/09,
   (LOC: Bank of America) (a) (d)                10,000,000      10,000,000
                                                             ---------------
                                    Continued


                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                -----------------------------

MUNICIPAL DEMAND NOTES, CONTINUED
GEORGIA (2.3%)
Bartow County Development Authority,
   Georgia Power Company Plant Bowen
   Project, 0.19%, 11/2/09, (LOC: Georgia
   Power) (a) (d)                              $  6,000,000    $   6,000,000
Heard County Development Authority,
   Georgia Power Company Plant Wansley
   Project, 0.15%, 11/2/09, (LOC: Georgia
   Power) (a) (d)                                 8,700,000        8,700,000
Savannah College of Art & Design,
   Inc., Series 2004 BD, 0.35%, 11/5/09,
   (LOC: Bank of America) (a) (d)                10,438,000       10,438,000
                                                            -----------------
                                                                  25,138,000
                                                            -----------------

ILLINOIS (1.9%)
County of Will, Exxon Mobil Project,
   AMT, 0.18%, 11/2/09, (LOC: Exxon Mobil
   Corp.) (a) (d)                                 6,815,000        6,815,000
Finance Authority, Art Institute of
   Chicago, Series B-2, 0.30%, 11/4/09,
   (LOC: Northern Trust Corp.) (a) (d)            3,045,000        3,045,000
Finance Authority, Deklab LLC, Series
   B, 0.50%, 11/5/09, (LOC: Sovereign
   Bank FSB) (a) (d)                                515,000          515,000
Finance Authority, Fairview
   Ministries, Inc., Series D, 0.35%,
   11/5/09, (LOC: Bank of America) (a) (d)        4,455,000        4,455,000
Finance Authority, Franciscan
   Communities, Series B, 0.35%,
   11/5/09, (LOC: Bank of America) (a) (d)        5,870,000        5,870,000
                                                            -----------------
                                                                  20,700,000
                                                            -----------------

INDIANA (0.2%)
Finance Authority, Haven Hubbard
   Homes, Inc., Series B, 0.35%,
   11/5/09, (LOC: Bank of America) (a) (d)        2,100,000        2,100,000
                                                            -----------------

IOWA (0.4%)
Dallas County Industrial Development,
   Sioux City Brick and Tile, Series B,
   0.35%, 11/5/09,
   (LOC: U.S. Bancorp) (a) (d)                    4,850,000        4,850,000
                                                            -----------------

MARYLAND (1.0%)
Health & Higher Educational
   Facilities Authority, Adventist
   Healthcare, Series B, 0.35%, 11/5/09,
   (LOC: Bank of America) (a) (d)                10,930,000       10,930,000
                                                            -----------------

MICHIGAN (1.1%)
University of Michigan, 0.20%,
   11/5/09, (LOC: University of Michigan)
   (a) (d)                                       11,845,000       11,845,000
                                                            -----------------

                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                ------------ ---------------

MUNICIPAL DEMAND NOTES, CONTINUED
NEW MEXICO (0.1%)
City of Portales, Portales LLC
   Project at Eastern New Mexico
   University, Series B, 0.50%, 11/5/09,
   (LOC: Sovereign Bank FSB) (a) (d)           $    300,000    $    300,000
City of Roswell, Series B,
   0.50%, 11/5/09,
   (LOC: Sovereign Bank FSB) (a) (d)                270,000         270,000
                                                             ---------------
                                                                    570,000
                                                             ---------------

NEW YORK (3.7%)
Albany Industrial Development Agency,
   Living Resource Corp., Series B,
   0.50%, 11/5/09, (LOC: HSBC Holdings
   PLC) (a) (d)                                     405,000         405,000
New York City Housing Development
   Corp., Multi-Family Housing, Chelsea
   Centro, Series A, 0.37%, 11/4/09,
   (LOC: Bayerische Landesbank) (a) (d)          40,820,000      40,820,000
                                                             ---------------
                                                                 41,225,000
                                                             ---------------

OHIO (2.3%)
American Municipal Power-Ohio, Inc.,
   Series A, 1.25%, 11/5/09,
   (LOC: KeyBank NA) (a) (d)                      9,770,000       9,770,000
Cleveland-Cuyahoga County Port
   Authority, Science Park LLC, Series
   B, 1.25%, 11/5/09, (LOC: KeyBank NA)
   (a) (d)                                       12,515,000      12,515,000
County of Cuyahoga, Eliza Jennings,
   Series C, 0.60%, 11/5/09,
   (LOC: Sovereign Bank FSB) (a) (d)                740,000         740,000
State Higher Educational Facility
   Commission, Kenyon College Project,
   0.20%, 11/2/09, (LOC: Northern Trust
   Corp.) (a) (d)                                 3,000,000       3,000,000
                                                             ---------------
                                                                 26,025,000
                                                             ---------------

OKLAHOMA (0.4%)
Tulsa Airports Improvement Trust,
   Series B, 0.43%, 11/5/09, (LOC: JP
   Morgan, Inc.) (a) (d)                          4,050,000       4,050,000
                                                             ---------------

PENNSYLVANIA (1.7%)
Blair County Industrial Development
   Authority, 0.32%, 11/5/09,
   (LOC: PNC Bank NA) (a) (d)                     5,000,000       5,000,000
City of Philadelphia, Natural Gas
   Revenue, Series E, 0.20%, 11/5/09,
   (LOC: JP Morgan, Inc.) (a) (d)                 4,000,000       4,000,000



                                    Continued



                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                ------------ ---------------

MUNICIPAL DEMAND NOTES, CONTINUED
PENNSYLVANIA, CONTINUED
Economic Development Financing
   Authority, Delancy Corp. Project,
   Series C, 0.37%, 11/5/09,
   (LOC: PNC Bank NA) (a) (d)                     $ 930,000        $ 930,000
Pittsburgh Water & Sewer Authority,
   Series B2, 0.20%, 11/5/09,
   (LOC: PNC Bank NA) (a) (d)                     8,745,000        8,745,000
                                                            -----------------
                                                                  18,675,000
                                                            -----------------

TEXAS (2.9%)
Gulf Coast Waste Disposal Authority,
   Exxon Mobil Project, AMT,
   0.18%, 11/2/09,
   (LOC: Exxon Mobil Corp.) (a) (d)               6,200,000        6,200,000
Gulf Coast Waste Disposal Authority,
   Exxon Mobil Project, Series B, AMT,
   0.18%, 11/2/09, (LOC: Exxon Mobil
   Corp.) (a) (d)                                 5,550,000        5,550,000
                                                            -----------------
Lower Neches Valley Authority
   Industrial Development Corp.,
   ExxonMobil Project, Series B, AMT,
   0.12%, 11/2/09, (LOC: Exxon Mobil
   Corp.) (a) (d)                                20,000,000       20,000,000
                                                            -----------------
                                                                  31,750,000
                                                            -----------------

UTAH (2.2%)
Telecommunication Open Infrastructure
   Agency, 0.70%, 11/5/09, (LOC: KeyBank
   NA) (a) (d)                                   25,000,000       25,000,000
                                                            -----------------

WASHINGTON (1.8%)
State Housing Finance Commission,
   Multi-Family, Country Club
   Apartments, Series A, AMT, 0.24%,
   11/2/09, (LOC: U.S. Bancorp) (a) (d)           5,620,000        5,620,000
State Housing Finance Commission,
   Multi-Family, Monticello Park
   Project, Series B, 0.42%, 11/5/09,
   (LOC: FNMA) (a) (d)                            3,490,000        3,490,000
State Housing Finance Commission,
   Skyline At First, Series D,
   0.35%, 11/5/09,
   (LOC: Bank of America) (a) (d)                11,100,000       11,100,000
                                                            -----------------
                                                                  20,210,000
                                                            -----------------

WISCONSIN (0.2%)
City of Whitewater, Husco
   International Income Project, AMT,
   0.30%, 11/4/09, (LOC: JP Morgan,
   Inc.) (a) (d)                                  2,300,000        2,300,000
                                                            -----------------

TOTAL MUNICIPAL DEMAND NOTES                                     326,808,000
                                                            -----------------
                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

----------------------------------------------------------------------------


                                                  SHARES         VALUE
                                                ------------ ---------------

MONEY MARKETS (8.4%)
AIM STIT Liquid Assets Portfolio (c)             49,086,827   $  49,086,827
Goldman Sachs Financial Square Prime
   Obligations Fund (c)                          43,179,124      43,179,124
                                                             ---------------


TOTAL MONEY MARKETS                                              92,265,951
                                                             ---------------

                                                 PRINCIPAL
                                                  AMOUNT
                                                ------------
REPURCHASE AGREEMENTS (7.2%)
Barclays PLC, 0.06%, dated 10/30/09,
   due 11/2/09, (Proceeds at maturity,
   $40,000,200, Collateralized by U.S.
   Treasury Security, 1.50%, 10/31/10,
   value $40,800,009)                          $ 40,000,000      40,000,000
Deutsche Bank, 0.06%, dated 10/30/09,
   due 11/2/09, (Proceeds at maturity,
   $35,000,175, Collateralized by Freddie
   Mac, 5.13%, 8/23/10, value
   $35,700,341)                                  35,000,000      35,000,000
UBS Investment Bank, 0.06%, dated
   10/30/09, due 11/2/09, (Proceeds at
   maturity, $4,147,021, Collateralized
   by Federal Home Loan Bank, 0.00%,
   10/29/13, value $4,230,341)                    4,147,000       4,147,000
                                                             ---------------


TOTAL REPURCHASE AGREEMENTS                                      79,147,000
                                                             ---------------

TOTAL INVESTMENTS (COST $1,102,436,293)+ - 99.9%               1,102,436,293

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                       1,325,785
                                                             ---------------

NET ASSETS - 100.0%                                           $1,103,762,078
                                                             ===============

NOTES TO SCHEDULE OF INVESTMENTS

**     Rate represents the effective yield at purchase.

+      Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2009.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)    Investment is in Institutional Shares of underlying fund/portfolio.

(d)    Maturity date is next rate reset date.


                                    Continued


The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax Paper
CP - Certificate of Participation
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

At October 31, 2009, Prime Money Market's investments were in the following countries:

COUNTRY
-----------------------------------------------------------------------------
Canada                                                                  0.9%
France                                                                  1.8%
Great Britain                                                           2.5%
Luxembourg                                                              0.9%
United States                                                          93.9%
                                                            -----------------
TOTAL                                                                 100.0%
                                                            =================


                   See notes to schedules of investments.

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT            VALUE
                                             --------------  ----------------

CORPORATE BONDS (7.7%)
COSMETICS & TOILETRIES (2.0%)
Procter & Gamble Co. (The), 0.49%,
   12/9/09 (a) (d)                            $ 25,000,000      $ 25,031,882
Procter & Gamble International
   Funding SCA, 0.48%, 11/9/09 (a) (d)          15,000,000        15,008,500
Procter & Gamble International
   Funding SCA, 0.71%, 11/8/09 (a) (d)          25,000,000        25,025,953
                                                             ----------------
                                                                  65,066,335
                                                             ----------------

DIVERSIFIED BANKS (1.1%)
JPMorgan Chase & Co., 0.78%,
   1/22/10 (a)                                  35,000,000        34,946,860
                                                             ----------------

DIVERSIFIED FINANCIAL SERVICES (1.9%)
General Electric Capital Corp.,
   0.31%, 1/4/10 (a)                            33,000,000        33,005,367
General Electric Capital Corp.,
   4.88%, 10/21/10                               5,000,000         5,196,390
General Electric Capital Corp.,
   Series A, 3.75%, 12/15/09                     6,500,000         6,512,284
General Electric Capital Corp.,
   Series A, 4.25%, 9/13/10                     14,600,000        15,038,844
                                                             ----------------
                                                                  59,752,885
                                                             ----------------

FIDUCIARY BANKS (0.1%)
Bank of New York Mellon Corp. (The),
   0.87%, 11/5/09 (a) (d)                        3,900,000         3,893,305
                                                             ----------------

FINANCE-INVESTMENT BANKER/BROKER (1.2%)
Bear Stearns Cos. LLC (The), 4.50%,
   10/28/10                                      5,000,000         5,186,200
Bear Stearns Cos. LLC (The), 5.85%,
   7/19/10                                      20,000,000        20,732,989
Bear Stearns Cos. LLC (The), Class B,
   4.55%, 6/23/10                               10,518,000        10,784,405
                                                             ----------------
                                                                  36,703,594
                                                             ----------------

INTEGRATED OIL & GAS (1.2%)
BP Capital Markets PLC, 0.42%,
   12/11/09 (a) (d)                             35,000,000        35,000,000
BP Capital Markets PLC, 4.88%, 3/15/10           3,000,000         3,037,993
                                                             ----------------
                                                                  38,037,993
                                                             ----------------

SUPER-REGIONAL BANKS-U.S. (0.2%)
Wells Fargo & Co., 4.20%, 1/15/10                5,000,000         5,018,240
                                                             ----------------

TOTAL CORPORATE BONDS                                            243,419,212
                                                             ----------------


                                    Continued


                                              PRINCIPAL
                                               AMOUNT             VALUE
                                           ----------------  ----------------

MUNICIPAL BONDS (0.5%)
MICHIGAN (0.5%)
County of Kent, GO, 2.50%, 4/1/10             $ 16,500,000      $ 16,560,540
                                                             ----------------

TOTAL MUNICIPAL BONDS                                             16,560,540
                                                             ----------------

U.S. GOVERNMENT AGENCIES (20.7%)
FANNIE MAE (1.6%)
0.39%, 11/8/09 (a) (d)                          15,000,000        15,004,262
3.25%, 8/12/10                                  15,000,000        15,314,145
4.63%, 12/15/09                                 18,801,000        18,877,814
                                                             ----------------
                                                                  49,196,221
                                                             ----------------

FEDERAL FARM CREDIT BANK (0.7%)
0.32%, 12/21/09 (a)                              8,000,000         7,994,158
0.36%, 12/21/09 (a)                             15,000,000        14,980,106
                                                             ----------------
                                                                  22,974,264
                                                             ----------------

FEDERAL HOME LOAN BANK (9.7%)
0.28%, 1/8/10 **                                14,000,000        13,992,596
0.33%, 11/24/09 **                              14,000,000        13,997,048
0.40%, 11/19/09 (a) (d)                         20,000,000        20,008,244
0.65%, 5/11/10                                  25,000,000        25,019,985
0.70%, 6/25/10                                  15,000,000        15,000,000
0.83%, 11/18/09 **                              15,000,000        14,994,121
0.87%, 1/26/10                                  15,000,000        14,995,406
1.05%, 2/23/10                                  10,000,000         9,999,624
2.35%, 3/19/10                                  55,000,000        55,056,365
2.38%, 4/30/10                                   4,950,000         4,985,535
3.00%, 6/11/10                                  10,000,000        10,141,782
3.50%, 1/6/10                                   10,000,000        10,045,946
3.50%, 7/16/10                                  14,000,000        14,288,574
3.88%, 1/15/10                                   7,180,000         7,223,403
4.13%, 8/13/10                                   5,025,000         5,162,366
4.25%, 6/11/10                                  22,600,000        23,106,322
4.88%, 5/14/10                                  10,000,000        10,233,556
5.00%, 3/12/10                                  23,270,000        23,632,058
5.13%, 9/10/10                                   4,600,000         4,774,472
5.25%, 6/11/10                                   6,200,000         6,376,484
6.50%, 11/13/09                                  5,000,000         5,009,738
                                                             ----------------
                                                                 308,043,625
                                                             ----------------

FREDDIE MAC (6.8%)
0.08%, 1/11/10 (a) (d)                          35,000,000        35,000,000
0.31%, 1/19/10 **                               25,000,000        24,982,993
0.34%, 11/4/09 (a) (d)                          25,000,000        25,000,000
0.70%, 11/5/09 (a) (d)                           7,425,495         7,425,495
1.50%, 11/13/09 **                              13,500,000        13,493,250
3.13%, 2/4/10                                   10,000,000        10,052,500
3.13%, 2/12/10                                  10,000,000        10,073,940
4.13%, 11/30/09                                 10,000,000        10,026,647
4.13%, 7/12/10                                  38,000,000        38,930,792
4.88%, 2/9/10                                   40,000,000        40,459,218
                                                             ----------------
                                                                 215,444,835
                                                             ----------------

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT            VALUE
                                             --------------  ----------------

U.S. GOVERNMENT AGENCIES, CONTINUED
STRAIGHT-A FUNDING LLC (1.9%)
0.24%, 12/2/09 ** (b)                         $ 45,252,000     $  45,242,648
0.26%, 11/16/09 ** (b)                          15,051,000        15,049,369
                                                             ----------------
                                                                  60,292,017
                                                             ----------------

TOTAL U.S. GOVERNMENT AGENCIES                                   655,950,962
                                                             ----------------

U.S. TREASURY OBLIGATIONS (0.3%)
U.S. TREASURY NOTES (0.3%)
2.38%, 8/31/10                                  10,000,000        10,155,189
                                                             ----------------

TOTAL U.S. TREASURY OBLIGATIONS                                   10,155,189
                                                             ----------------

CERTIFICATES OF DEPOSIT (7.1%)
COMMERCIAL BANKS-CENTRAL U.S. (1.6%)
Bank of Montreal, 0.25%, 12/8/09                50,000,000        50,000,000
                                                             ----------------

COMMERCIAL BANKS-EASTERN U.S. (3.9%)
BNP Paribas New York Branch, 0.30%,
   11/12/09                                     25,000,000        25,000,000
Rabobank Nederland, New York
   Branch, 0.37%, 5/28/10                       35,000,000        35,000,000
Rabobank Nederland, New York
   Branch, 0.50%, 4/21/10                       25,000,000        25,005,920
Toronto Dominion Holding, 0.20%,
   1/11/10                                      40,000,000        40,000,000
                                                             ----------------
                                                                 125,005,920
                                                             ----------------

COMMERCIAL BANKS-NON U.S. (1.6%)
Societe Generale, New York Branch,
   0.20%, 11/3/09                               50,000,000        50,000,000
                                                             ----------------

TOTAL CERTIFICATES OF DEPOSIT                                    225,005,920
                                                             ----------------

COMMERCIAL PAPER (17.7%)
ASSET BACKED COMMERCIAL PAPER (2.4%)
Old Line Funding, LLC, 0.18%,
   11/5/09 ** (b)                               35,000,000        34,999,300
Old Line Funding, LLC, 0.24%,
   1/12/10 ** (b)                               40,000,000        39,980,800
                                                             ----------------
                                                                  74,980,100
                                                             ----------------

BEVERAGES-NON ALCOHOLIC (1.4%)
Coca-Cola Co. (The), 0.25%,
   11/4/09 ** (b)                               15,000,000        14,999,687
Coca-Cola Co. (The), 0.38%,
   12/9/09 ** (b)                               20,000,000        19,991,978
Coca-Cola Co. (The), 0.75%,
   6/2/10 ** (b)                                10,000,000         9,955,625
                                                             ----------------
                                                                  44,947,290
                                                             ----------------

COMMERCIAL BANKS NON-U.S. (2.8%)
Bank of Nova Scotia, 0.21%,
   1/6/10 **                                    40,000,000        39,984,600

                                    Continued


                                              PRINCIPAL
                                               AMOUNT             VALUE
                                           ----------------  ----------------

COMMERCIAL PAPER, CONTINUED
COMMERCIAL BANKS NON-U.S., CONTINUED
National Australia Funding, 0.20%,
   1/27/10 ** (b)                             $ 25,000,000     $  24,987,917
Societe Generale North America,
   0.18%, 11/17/09 **                           25,000,000        24,998,000
                                                             ----------------
                                                                  89,970,517
                                                             ----------------

DIVERSIFIED FINANCIAL SERVICES (0.8%)
Rabobank USA Financial Co., 0.32%,
   3/10/10 **                                   25,000,000        24,971,333
                                                             ----------------

FINANCE-INVESTMENT BANKER/BROKER (0.8%)
BNP Paribas Finance, Inc., 0.23%,
   1/5/10 **                                    25,000,000        24,989,618
                                                             ----------------

FOOD-MISC/DIVERSIFIED (1.3%)
Nestle Capital Corp., 0.45%,
   1/25/10 ** (b)                               20,000,000        19,978,750
Nestle Capital Corp., 0.70%,
   2/16/10 ** (b)                               20,000,000        19,958,389
                                                             ----------------
                                                                  39,937,139
                                                             ----------------

MEDICAL-HOSPITALS (0.5%)
Essentia Health, 0.80%, 11/20/09 **             15,000,000        14,993,667
                                                             ----------------

MONEY CENTER BANKS (1.6%)
Deutsche Bank Financial, LLC,
   0.13%, 11/10/09 **                           50,000,000        49,998,375
                                                             ----------------

OIL COMPANY-INTEGRATED (1.5%)
BP Capital Markets PLC, 0.90%,
   11/9/09 ** (b)                               15,000,000        14,997,000
Mississippi Business Finance Corp.,
   0.30%, 1/21/10 (LOC: British                  8,100,000         8,100,000
   Petroleum) (b)
Total Fina Elf SA, 0.18%,
   12/30/09 ** (b)                              25,000,000        24,992,625
                                                             ----------------
                                                                  48,089,625
                                                             ----------------

SCHOOLS (0.4%)
University of Michigan, 0.30%,
   12/2/09                                       6,435,000         6,435,000
University of Michigan, 0.30%,
   1/12/10                                       6,735,000         6,735,000
                                                             ----------------
                                                                  13,170,000
                                                             ----------------

SPECIAL PURPOSE ENTITY (0.8%)
Kittyhawk Funding, 0.20%, 11/2/09 ** (b)        25,478,000        25,477,859
                                                             ----------------

U.S. MUNICIPALS (3.4%)
Denver Colorado City and County,
   0.30%, 11/6/09                               10,000,000        10,000,000


                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT            VALUE
                                             --------------  ----------------

COMMERCIAL PAPER, CONTINUED
U.S. MUNICIPALS, CONTINUED
Massachusetts Water Resources
   Authority, 0.30%, 1/7/10                   $ 16,000,000      $ 16,000,000
Massachusetts Water Resources
   Authority, 0.32%, 1/7/10                     18,000,000        18,000,000
Massachusetts Water Resources
   Authority, 0.37%, 12/7/09                    25,000,000        25,000,000
Walnut Energy Center Authority,
   0.24%, 11/5/09 **                            40,000,000        39,998,933
                                                             ----------------
                                                                 108,998,933
                                                             ----------------

TOTAL COMMERCIAL PAPER                                           560,524,456
                                                             ----------------

DEMAND NOTES (4.5%)
BUILDING PRODUCTION-CEMENT/AGGREGATE (0.8%)
Sioux City Brick & Tile Co., 0.32%,
   11/5/09, (LOC: US Bancorp) (a) (b) (d)       24,175,000        24,175,000
                                                             ----------------

FINANCE-OTHER SERVICES (1.5%)
Lexington Financial Services LLC,
   0.35%, 11/5/09, (LOC: Bank of
   America) (a) (d)                             29,955,000        29,955,000
Mortgage Bankers Association of
   America, 0.35%, 11/6/09, (LOC: PNC
   Bank NA) (a) (d)                             17,000,000        17,000,000
                                                             ----------------
                                                                  46,955,000
                                                             ----------------

FINANCIAL (0.1%)
Cornerstone Funding Corp., Series
   2003-H, 1.55%, 1/1/34, (LOC: US
   Bancorp) (a)                                  4,015,000         4,015,000
                                                             ----------------

SPECIAL PURPOSE ENTITY (2.1%)
Corporate Finance Managers, Inc.,
   0.30%, 11/5/09, (LOC: Wells Fargo &
   Co.) (a) (d)                                 12,345,000        12,345,000
Erickson Foundation, Inc. (The),
   0.35%, 11/5/09, (LOC: FHLB) (a) (d)          25,000,000        25,000,000
Gulf Gate Apartments, Series 2003,
   0.30%, 11/5/09, (LOC: Wells Fargo &
   Co.) (a) (b) (d)                              7,295,000         7,295,000
Park Street Properties I LLC,
   Series 2004, 0.39%, 11/4/09,
   (LOC: US Bancorp) (a) (d)                    10,935,000        10,935,000
Pershing Drive Associates L.P.,
   0.42%, 11/5/09, (LOC: Royal Bank of
   Canada) (a) (d)                              11,375,000        11,375,000
                                                             ----------------
                                                                  66,950,000
                                                             ----------------

TOTAL DEMAND NOTES                                               142,095,000
                                                             ----------------


                                    Continued


                                              PRINCIPAL
                                               AMOUNT             VALUE
                                           ----------------  ----------------

MUNICIPAL DEMAND NOTES (27.2%)
ALASKA (1.3%)
Borough of North Slope, BP
   Exploration Alaska Project, AMT,
   0.22%, 11/2/09, (LOC: BP Amoco) (a) (d)    $ 40,000,000     $  40,000,000
                                                             ----------------

ARIZONA (0.4%)
Glendale Industrial Development
   Authority, Thunderbird, Garvin
   School, Series B, 0.25%, 11/5/09,
   (LOC: Bank of New York Co., Inc.) (a) (d)    11,465,000        11,465,000
                                                             ----------------

CALIFORNIA (3.0%)
County of Sacramento, Pensions,
   Series B, 0.35%, 11/4/09,
   (LOC: Bayerische Landesbank) (a) (d)         51,300,000        51,300,000
County of Sacramento, Pensions,
   Series C, 0.35%, 11/4/09,
   (LOC: Bayerische Landesbank) (a) (d)         21,010,000        21,010,000
Kern Water Bank Authority, Series B,
   0.30%, 11/5/09, (LOC: Wells Fargo &
   Co.) (a) (d)                                  3,931,000         3,931,000
Sacramento County Housing Authority,
   Multi-Family, Natomas Park
   Apartments, Series B, 0.42%, 11/5/09,
   (LOC: FNMA) (a) (d)                           1,115,000         1,115,000
Statewide Communities Development
   Authority, Multi-Family Housing,
   Series X-T, 0.45%, 11/5/09,
   (LOC: FNMA) (a) (d)                             500,000           500,000
Statewide Communities Development
   Authority, Multi-Family, Valley Palms
   Apartments, Series C-T, 0.47%,
   11/5/09, (LOC: FNMA) (a) (d)                  1,945,000         1,945,000
State Economic Recovery, Series C-11,
   GO, 0.16%, 11/4/09, (LOC: BNP Paribas)
   (a) (d)                                      15,600,000        15,600,000
                                                             ----------------
                                                                  95,401,000
                                                             ----------------

DISTRICT OF COLUMBIA (0.6%)
District of Columbia, Georgetown
   University, Series B-2, 0.20%,
   11/5/09, (LOC: JP Morgan, Inc.) (a) (d)      13,280,000        13,280,000
District of Columbia, Georgetown
   University, Series C, 0.17%, 11/5/09,
   (LOC: TD Bank N.A.) (a) (d)                   5,000,000         5,000,000
                                                             ----------------
                                                                  18,280,000
                                                             ----------------

FLORIDA (1.3%)
Municipal Power Agency, All Required
   Project, Series D, 0.34%, 11/5/09,
   (LOC: Bank of America) (a) (d)               32,295,000        32,295,000


                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT            VALUE
                                             --------------  ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
FLORIDA, CONTINUED
University South Florida Research
   Foundation, Inc., Series C, 0.35%,
   11/4/09, (LOC: Bank of America) (a) (d)     $ 8,455,000      $  8,455,000
                                                             ----------------
                                                                  40,750,000
                                                             ----------------

GEORGIA (1.8%)
Augusta Housing Authority, Westbury
   Creek Apartments, Series B, 0.55%,
   11/4/09, (LOC: FNMA) (a) (d)                    500,000           500,000
Bartow County Development Authority,
   Georgia Power Company Plant Bowen
   Project, 0.19%, 11/2/09, (LOC: Georgia
   Power) (a) (d)                               22,000,000        22,000,000
Heard County Development Authority,
   Georgia Power Company Plant Wansley
   Project, 0.15%, 11/2/09, (LOC: Georgia
   Power) (a) (d)                               25,000,000        25,000,000
Winder-Barrow County Joint
   Development Authority, Republic
   Services Income Project, 0.25%,
   11/5/09, (LOC: Wells Fargo & Co.) (a) (d)     8,800,000         8,800,000
                                                             ----------------
                                                                  56,300,000
                                                             ----------------

ILLINOIS (1.9%)
County of Will, Exxon Mobil Project,
   AMT, 0.18%, 11/2/09, (LOC: Exxon Mobil
   Corp.) (a) (d)                               20,000,000        20,000,000
Finance Authority, Art Institute of
   Chicago, Series B-2, 0.30%, 11/4/09,
   (LOC: JP Morgan, Inc.) (a) (d)                5,545,000         5,545,000
Finance Authority, Commonwealth
   Edison Co., Series F, 0.25%, 11/4/09,
   (LOC: JP Morgan, Inc.) (a) (d)               10,100,000        10,100,000
Finance Authority, Fairview Village,
   Series E, 0.35%, 11/5/09,
   (LOC: Bank of America) (a) (d)                6,135,000         6,135,000
Finance Authority, Franciscan
   Communities, Series B, 0.35%,
   11/5/09, (LOC: Bank of America) (a) (d)      11,830,000        11,830,000
Village of Lemont, CITGO Petroleum
   Corp. Project, AMT, 0.22%, 11/2/09,
   (LOC: Sumito Mitsui Banking) (a) (d)          7,650,000         7,650,000
                                                             ----------------
                                                                  61,260,000
                                                             ----------------

INDIANA (1.4%)
City of Indianapolis Development,
   Multi-Family Housing, Pedcor
   Investments, Series B, 0.90%,
   11/5/09, (LOC: FHLB) (a) (d)                    961,000           961,000
County of Vigo, Republic Services
   Income Project, AMT, 0.37%, 11/4/09,
   (LOC: Wells Fargo & Co.) (a) (d)             10,000,000        10,000,000

                                    Continued


                                              PRINCIPAL
                                               AMOUNT             VALUE
                                           ----------------  ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
INDIANA, CONTINUED
Health Facility Financing Authority,
   Clark Memorial Hospital, Series B,
   2.30%, 11/5/09, (LOC: JP Morgan,
   Inc.) (a) (d)                               $ 2,770,000     $   2,770,000
Health Facility Financing Authority,
   Community Foundation of Northwest
   Indiana, Series B, 0.35%, 11/5/09,
   (LOC: Bank of Montreal) (a) (d)              20,580,000        20,580,000
Terre Haute, Westminister Village,
   Series B, 0.37%, 11/5/09,
   (LOC: Sovereign Bank FSB) (a) (d)             9,300,000         9,300,000
                                                             ----------------
                                                                  43,611,000
                                                             ----------------

KENTUCKY (0.1%)
County of Boone, Northern Kentucky
   University Metropolitan Education and
   Training Services Center Project,
   0.55%, 11/5/09, (LOC: U.S. Bancorp) (a) (d)   4,660,000         4,660,000
                                                             ----------------

MARYLAND (1.1%)
Health & Higher Educational
   Facilities Authority, Adventist
   Healthcare, Series B, 0.35%, 11/5/09,
   (LOC: Bank of America) (a) (d)               19,060,000        19,060,000
Health & Higher Educational
   Facilities Authority, Charlestown
   Community, Series B, 0.35%, 11/4/09,
   (LOC: Bank of America) (a) (d)               16,000,000        16,000,000
                                                             ----------------
                                                                  35,060,000
                                                             ----------------

MASSACHUSETTS (0.8%)
Development Finance Agency,
   Briarwood, Series B, 1.00%, 11/5/09,
   (LOC: Sovereign Bank FSB) (a) (d)             8,940,000         8,940,000
Simmons College, 0.25%, 11/5/09,
   (LOC: JP Morgan, Inc.) (a) (d)               17,260,000        17,260,000
                                                             ----------------
                                                                  26,200,000
                                                             ----------------

MICHIGAN (1.1%)
Charter Township of Canton, GO,
   2.75%, 11/4/09, (LOC: Comerica Bank)
   (a) (d)                                       1,000,000         1,000,000
Charter Township of Ypsilanti,
   Capital Improvements, Series B, GO,
   2.75%, 11/4/09, (LOC: Comerica Bank)
   (a) (d)                                       2,280,000         2,280,000
University of Michigan, 0.20%,
   11/5/09, (LOC: University of Michigan)
   (a) (d)                                      33,000,000        33,000,000
                                                             ----------------
                                                                  36,280,000
                                                             ----------------

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT            VALUE
                                             --------------  ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
MINNESOTA (0.7%)
City of Plymouth, Carlson Center
   Project, 0.45%, 11/5/09, (LOC: U.S.
   Bancorp) (a) (d)                           $    600,000      $    600,000
City of St Paul, 0.30%, 11/5/09,
   (LOC: U.S. Bancorp) (a) (d)                  12,500,000        12,500,000
State of Minnesota, Supplemental
   Student Loan, Series A, 0.37%,
   11/5/09, (LOC: U.S. Bancorp) (a) (d)         10,000,000        10,000,000
                                                             ----------------
                                                                  23,100,000
                                                             ----------------

MISSISSIPPI (2.4%)
Business Finance Corp., Chevron USA,
   Inc. Project, Series E, 0.20%,
   11/2/09, (LOC: Chevron) (a) (d)              26,500,000        26,500,000
Business Finance Corp., Chevron USA,
   Inc. Project, Series G, 0.12%,
   11/2/09, (LOC: Chevron) (a) (d)              50,000,000        50,000,000
                                                             ----------------
                                                                  76,500,000
                                                             ----------------

NEW MEXICO (0.2%)
City of Albuquerque Industrial, KTECH
   Corp. Project, 0.30%, 11/5/09,
   (LOC: Wells Fargo & Co.) (a) (d)              4,145,000         4,145,000
City of Albuquerque Industrial, KTECH
   Corp. Project, 0.30%, 11/5/09,
   (LOC: Wells Fargo & Co.) (a) (d)              1,420,000         1,420,000
                                                             ----------------
                                                                   5,565,000
                                                             ----------------

NEW YORK (0.4%)
Environmental Facilities Corp., Waste
   Management, Inc., Series B, AMT,
   0.30%, 11/5/09, (LOC: JP Morgan,
   Inc.) (a) (d)                                 2,200,000         2,200,000
New York City Housing Development
   Corp., Multi-Family Housing, Chelsea
   Centro, Series A, 0.37%, 11/4/09,
   (LOC: Bayerische Landesbank) (a) (d)         12,570,000        12,570,000
                                                             ----------------
                                                                  14,770,000
                                                             ----------------

OHIO (1.0%)
Air Quality Development Authority, AK
   Steel Corp., Series B, 0.30%,
   11/4/09, (LOC: Royal Bank of Scotland)
   (a) (d)                                      26,000,000        26,000,000
City of Cleveland, Airport System,
   Series B, 0.30%, 11/5/09,
   (LOC: U.S. Bancorp) (a) (d)                   5,000,000         5,000,000
County of Cuyahoga Health Care
   Facilities, Franciscan Communities,
   Series F, 0.35%, 11/5/09,
   (LOC: Bank of America) (a) (d)                1,250,000         1,250,000
                                                             ----------------
                                                                  32,250,000
                                                             ----------------

                                    Continued


                                              PRINCIPAL
                                               AMOUNT             VALUE
                                           ----------------  ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
PENNSYLVANIA (0.7%)
Berks County Municipal Authority,
   Phoebe-Devitt Homes, Series C, 0.35%,
   11/5/09, (LOC: Sovereign Bank FSB) (a) (d)  $ 2,710,000      $  2,710,000
Blair County Industrial Development
   Authority, 0.32%, 11/5/09,
   (LOC: PNC Bank NA) (a) (d)                    9,000,000         9,000,000
City of Philadelphia, Natural Gas
   Revenue, Series E, 0.20%, 11/5/09,
   (LOC: JP Morgan, Inc.) (a) (d)               12,000,000        12,000,000
                                                             ----------------
                                                                  23,710,000
                                                             ----------------

SOUTH CAROLINA (1.1%)
Jobs-Economic Development Authority,
   Republic Services Income Project,
   0.25%, 11/5/09, (LOC: Wells Fargo &
   Co.) (a) (d)                                  6,750,000         6,750,000
Jobs-Economic Development Authority,
   University Medical Associations
   Refinance Project, 0.20%, 11/2/09,
   (LOC: Wachovia Corp.) (a) (b) (d)            28,100,000        28,100,000
                                                             ----------------
                                                                  34,850,000
                                                             ----------------

TEXAS (5.2%)
Gulf Coast Waste Disposal Authority,
   Amoco Oil Co. Project, AMT, 0.18%,
   11/2/09, (LOC: BP Amoco) (a) (d)             43,000,000        43,000,000
Gulf Coast Waste Disposal Authority,
   Exxon Mobil Project, AMT, 0.18%,
   11/2/09, (LOC: Exxon Mobil Corp.) (a) (d)    15,000,000        15,000,000
Gulf Coast Waste Disposal Authority,
   Exxon Mobil Project, AMT, 0.20%,
   11/2/09, (LOC: Exxon Mobil Corp.) (a) (d)    24,500,000        24,500,000
Gulf Coast Waste Disposal Authority,
   Exxon Mobil Project, Series B, AMT,
   0.18%, 11/2/09, (LOC: Exxon Mobil
   Corp.) (a) (d)                               19,400,000        19,400,000
Lower Neches Valley Authority
   Industrial Development Corp.,
   ExxonMobil Project, Series B, AMT,
   0.12%, 11/2/09, (LOC: Exxon Mobil
   Corp.) (a) (d)                               40,455,000        40,455,000
Lower Neches Valley Authority
   Industrial Development Corp.,
   ExxonMobil Project, Series B-4, AMT,
   0.18%, 11/2/09, (LOC: Exxon
   Mobile Corp.) (a) (d)                        10,330,000        10,330,000
Lower Neches Valley Authority
   Industrial Development Corp., Mobil
   Oil Refining Corp. Project, AMT,
   0.20%, 11/2/09, (LOC: Exxon
   Mobil Corp.) (a) (d)                         13,300,000        13,300,000
                                                             ----------------
                                                                 165,985,000
                                                             ----------------

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT            VALUE
                                             --------------  ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
UTAH (0.1%)
Telecommunication Open Infrastructure
   Agency, 0.70%, 11/5/09, (LOC: KeyBank
   NA) (a) (d)                                 $ 2,000,000     $   2,000,000
                                                             ----------------

VIRGINIA (0.3%)
Alexandria Industrial Development
   Authority, American Academy of
   Otolaryngology, Series A, 0.34%,
   11/5/09, (LOC: Bank of America) (a) (d)       8,690,000         8,690,000
                                                             ----------------

WASHINGTON (0.1%)
State Housing Finance Commission,
   Multi-Family, Granite Falls
   Retirement Plaza, Series B, 0.40%,
   11/5/09, (LOC: Wells Fargo & Co.) (a) (d)       845,000           845,000
State Housing Finance Commission,
   Multi-Family, Sir Summer Ridge
   Associates, Series B, 0.30%, 11/2/09,
   (LOC: U.S. Bancorp) (a) (d)                     510,000           510,000
State Housing Finance Commission,
   Multi-Family, Vintage At Everett,
   Series B, 0.42%, 11/5/09,
   (LOC: FNMA) (a) (d)                           1,390,000         1,390,000
                                                             ----------------
                                                                   2,745,000
                                                             ----------------

WEST VIRGINIA (0.2%)
Brooke County, Bethany College
   Project, Series B, 0.37%, 11/5/09,
   (LOC: PNC Bank NA) (a) (d)                    5,000,000         5,000,000
                                                             ----------------

TOTAL MUNICIPAL DEMAND NOTES                                     864,432,000
                                                             ----------------

                                                SHARES
                                             --------------
MONEY MARKETS (6.4%)
AIM STIT Liquid Assets Portfolio (c)           145,446,446       145,446,446
Goldman Sachs Financial Square Prime
   Obligations Fund (c)                         59,564,422        59,564,422
                                                             ----------------

TOTAL MONEY MARKETS                                              205,010,868
                                                             ----------------

                                               PRINCIPAL
                                                AMOUNT
                                             --------------
REPURCHASE AGREEMENTS (7.9%)
Barclays PLC, 0.06%, dated 10/30/09,
   due 11/2/09, (Proceeds at maturity,
   $45,000,225, Collateralized by U.S.
   Treasury Security, 1.50%, 10/31/10,
   value $45,900,073)                         $ 45,000,000        45,000,000





                                    Continued


                                              PRINCIPAL
                                               AMOUNT             VALUE
                                           ----------------  -----------------

REPURCHASE AGREEMENTS, CONTINUED
Deutsche Bank, 0.06%, dated 10/30/09,
   due 11/2/09, (Proceeds at maturity,
   $195,000,975, Collateralized by
   various U.S. Government Agency
   Securities, 2.88%-3.75%,
   10/12/10-3/27/19, value $198,900,323)     $ 195,000,000   $   195,000,000
UBS Investment Bank, 0.06%, dated
   10/30/09, due 11/2/09, (Proceeds at
   maturity, $10,626,053, Collateralized
   by Federal Home Loan Banks,
   0.00%-1.17%, 2/17/12-10/29/13, value
   $10,841,235)                                 10,626,000        10,626,000
                                                            -----------------

TOTAL REPURCHASE AGREEMENTS                                      250,626,000
                                                            -----------------

TOTAL INVESTMENTS (COST $3,173,780,147)+ - 100.0%              3,173,780,147

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                          17,333
                                                            -----------------

NET ASSETS - 100.0%                                          $ 3,173,797,480
                                                             =================



NOTES TO SCHEDULE OF INVESTMENTS

**     Rate represents the effective yield at purchase.

+      Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2009.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)    Investment is in Institutional Shares of underlying fund/portfolio.

(d)    Maturity date is next rate reset date.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

At October 31, 2009, Institutional Money Market's investments were in the following countries:

COUNTRY
------------------------------------------------------------------------------
Canada                                                                   2.8%
France                                                                   2.4%
Great Britain                                                            1.7%
Luxembourg                                                               1.3%
United States                                                           91.8%
                                                             -----------------
TOTAL                                                                  100.0%
                                                             =================

                   See notes to schedules of investments.

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------

                                            PRINCIPAL
                                             AMOUNT          VALUE
                                         -------------- ---------------

MORTGAGE-BACKED SECURITIES (2.9%)
CMBS OTHER (2.9%)

Freddie Mac, 0.70%, 11/5/09 (a) (d)       $  2,705,000    $  2,705,000
Freddie Mac, 0.70%, 11/5/09 (a) (d)         41,768,410      41,768,410
Freddie Mac, 0.90%, 11/5/09 (a) (d)         25,644,198      25,644,198
                                                        ---------------
                                                            70,117,608
                                                        ---------------

TOTAL MORTGAGE-BACKED SECURITIES                            70,117,608
                                                        ---------------

U.S. GOVERNMENT AGENCIES (59.4%)
FANNIE MAE (8.7%)

0.11%, 1/13/10 **                           25,000,000      24,994,424
0.18%, 4/14/10 **                           15,000,000      14,987,700
0.23%, 1/21/10 (a)                          15,000,000      15,004,520
0.29%, 11/2/09 **                           15,000,000      14,999,879
0.29%, 1/27/10 **                           15,000,000      14,989,488
0.30%, 12/1/09 **                           15,000,000      14,996,250
0.34%, 11/16/09 **                          15,000,000      14,997,875
0.34%, 12/23/09 **                          13,666,000      13,659,288
0.35%, 2/1/10 **                             3,370,000       3,366,986
0.39%, 11/8/09 (a) (d)                      18,000,000      18,005,114
0.40%, 11/12/09 (a) (d)                     11,500,000      11,507,596
0.42%, 11/5/09 (a) (d)                       7,175,000       7,178,043
0.47%, 2/22/10 **                            5,000,000       4,992,624
2.38%, 5/20/10                               6,402,000       6,477,789
3.00%, 7/12/10                               3,000,000       3,051,325
3.25%, 2/10/10                               3,344,000       3,368,575
3.25%, 8/12/10                               5,000,000       5,104,715
3.88%, 12/10/09                             15,050,000      15,106,269
4.63%, 12/15/09                              5,000,000       5,021,210
                                                        ---------------
                                                           211,809,670
                                                        ---------------

FEDERAL FARM CREDIT BANK (5.8%)

0.17%, 11/22/09 (a) (d)                     25,000,000      24,982,249
0.32%, 12/21/09 (a)                          8,000,000       7,994,158
0.34%, 12/3/09 (a) (d)                      40,000,000      40,008,183
0.36%, 12/21/09 (a)                         25,000,000      24,967,192
0.40%, 12/1/09 (a) (d)                       7,000,000       7,004,128
2.25%, 7/1/10                                3,700,000       3,741,939
3.05%, 1/21/10                               4,000,000       4,022,713
3.88%, 12/17/09                             16,600,000      16,659,598
4.75%, 5/7/10                                8,845,000       9,033,598
5.25%, 9/13/10                               2,500,000       2,603,967
                                                        ---------------
                                                           141,017,725
                                                        ---------------

FEDERAL HOME LOAN BANK (21.9%)

0.16%, 11/27/09 **                          15,000,000      14,998,267
0.18%, 1/13/10 (a) (d)                      25,000,000      25,002,880
0.19%, 11/13/09 (a) (d)                      4,200,000       4,199,526
0.20%, 11/19/09 (a) (d)                     25,000,000      24,989,213
0.25%, 11/20/09 (a)                         25,000,000      24,995,639
0.25%, 4/1/10 **                            24,370,000      24,344,686
0.30%, 11/6/09 **                           20,000,000      19,999,167
0.31%, 1/6/10 **                             8,400,000       8,395,226
0.31%, 1/20/10 **                           10,000,000       9,993,222

                                    Continued

                                            PRINCIPAL
                                             AMOUNT          VALUE
                                         -------------- ---------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FEDERAL HOME LOAN BANK, CONTINUED

0.34%, 1/5/10 **                          $ 20,000,000    $ 19,987,722
0.40%, 11/19/09 (a) (d)                     50,000,000      50,016,048
0.48%, 1/19/10 **                            7,510,000       7,502,089
0.50%, 2/1/10 **                            10,000,000       9,987,222
0.55%, 5/28/10                              10,000,000      10,010,672
0.65%, 5/11/10                              11,500,000      11,509,193
0.70%, 6/25/10                               5,000,000       5,000,000
0.83%, 11/2/09 (a) (d)                      25,000,000      25,000,000
0.83%, 11/18/09 **                           5,000,000       4,998,040
0.87%, 1/26/10                              10,000,000       9,996,937
2.35%, 3/19/10                              35,000,000      35,035,700
2.38%, 4/30/10                              23,140,000      23,345,105
2.63%, 3/12/10                              10,000,000      10,064,553
2.75%, 6/18/10                              10,025,000      10,179,768
3.00%, 6/11/10                              20,250,000      20,550,844
3.10%, 2/4/10                               10,500,000      10,569,825
3.50%, 1/6/10                                5,000,000       5,022,973
3.50%, 7/16/10                              10,000,000      10,206,124
3.75%, 1/8/10                               13,385,000      13,459,164
3.88%, 1/15/10                               2,400,000       2,418,110
4.13%, 8/13/10                               8,000,000       8,220,296
4.25%, 11/20/09                              4,000,000       4,007,530
4.38%, 3/17/10                              10,290,000      10,435,716
4.75%, 8/13/10                               7,025,000       7,266,509
4.88%, 3/12/10                               3,000,000       3,049,872
4.88%, 5/14/10                              10,415,000      10,658,249
5.00%, 12/11/09                             22,750,000      22,852,734
5.00%, 3/12/10                               3,715,000       3,770,042
5.13%, 9/10/10                              12,035,000      12,510,627
                                                        ---------------
                                                           534,549,490
                                                        ---------------

FREDDIE MAC (16.1%)

0.08%, 1/11/10 (a) (d)                      25,000,000      25,000,000
0.15%, 11/5/09 (a) (d)                      25,000,000      24,996,284
0.15%, 11/23/09 (a) (d)                     10,000,000       9,997,278
0.18%, 1/12/10 (a) (d)                       5,110,000       5,109,635
0.23%, 3/15/10 **                           25,000,000      24,979,062
0.23%, 3/24/10 **                            2,200,000       2,197,990
0.25%, 4/27/10 **                           12,150,000      12,135,066
0.26%, 2/16/10 **                           15,000,000      14,988,408
0.28%, 1/7/10 **                            25,000,000      24,986,972
0.33%, 1/4/10 **                            25,500,000      25,485,476
0.34%, 11/4/09 (a) (d)                      25,000,000      25,000,000
0.56%, 11/2/09 (a) (d)                      25,000,000      25,000,000
0.64%, 11/13/09 **                          20,000,000      19,995,850
0.70%, 11/5/09 (a) (d)                       7,415,000       7,415,000
3.13%, 2/4/10                               10,000,000      10,052,500
4.00%, 12/15/09                             26,319,000      26,431,393
4.13%, 11/30/09                             10,000,000      10,026,485
4.13%, 7/12/10                              10,374,000      10,644,088
4.13%, 10/18/10                              1,000,000       1,034,135
4.25%, 2/24/10                               2,300,000       2,322,707
4.38%, 3/1/10                                8,302,000       8,397,661

                                    Continued

                                       1

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2009 (UNAUDITED)

-----------------------------------------------------------------------

                                            PRINCIPAL
                                             AMOUNT          VALUE
                                         -------------- ---------------



U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC, CONTINUED

4.75%, 11/3/09                            $ 26,500,000   $  26,505,918
4.88%, 2/9/10                               37,270,000      37,696,825
5.13%, 8/23/10                               3,550,000       3,685,518
6.88%, 9/15/10                               7,203,000       7,607,154
                                                        ---------------
                                                           391,691,405
                                                        ---------------

OVERSEAS PRIVATE INVESTMENT CORP.

   (4.8%)

0.20%, 11/4/09 (a) (d)                      29,400,000      29,400,000
0.20%, 11/4/09 (a) (d)                      49,114,000      49,114,000
0.20%, 11/4/09 (a) (d)                      15,000,000      15,000,000
0.20%, 11/4/09 (a) (d)                      23,824,000      23,824,000
                                                        ---------------
                                                           117,338,000
                                                        ---------------

STRAIGHT-A FUNDING LLC (2.1%)

0.23%, 12/16/09 **                          25,000,000      24,992,812
0.24%, 12/2/09 ** (b)                       25,000,000      24,994,833
                                                        ---------------
                                                            49,987,645
                                                        ---------------

TOTAL U.S. GOVERNMENT AGENCIES                           1,446,393,935
                                                        ---------------

U.S. TREASURY OBLIGATIONS (1.2%)
U.S. TREASURY BILLS (1.0%)

0.34%, 12/24/09 **                          25,000,000      24,987,707
                                                        ---------------

U.S. TREASURY NOTES (0.2%)

2.38%, 8/31/10                               5,000,000       5,077,595
                                                        ---------------

TOTAL U.S. TREASURY OBLIGATIONS                             30,065,302
                                                        ---------------

                                             SHARES
                                         --------------
MONEY MARKETS (8.0%)

AIM STIT Government & Agency

   Portfolio (c)                           106,635,708     106,635,708
Goldman Sachs Financial Square
   Government Fund (c)                      88,280,242      88,280,242
                                                        ---------------

TOTAL MONEY MARKETS                                        194,915,950
                                                        ---------------

                                           PRINCIPAL
                                             AMOUNT
                                         --------------
REPURCHASE AGREEMENTS (28.3%)
Bank of America Securities, LLC, 0.06%,
   dated 10/30/09, due 11/2/09, (Proceeds
   at maturity, $215,001,075,
   Collateralized by various U.S.
   Government Agency Securities,
   0.00%-4.88%, 5/14/10-11/21/12,
   value $219,300,273)                    $215,000,000     215,000,000

                                    Continued


                                            PRINCIPAL
                                             AMOUNT          VALUE
                                         -------------- ---------------

REPURCHASE AGREEMENTS, CONTINUED
Barclays PLC, 0.06%, dated 10/30/09,
   due 11/2/09, (Proceeds at maturity,
   $240,001,200, Collateralized by
   various U.S. Treasury Securities,
   3.88%-5.13%, 7/15/10-6/30/11,
   value $244,800,013)                  $  240,000,000  $  240,000,000
Deutsche Bank, 0.06%, dated 10/30/09,
   due 11/2/09, (Proceeds at maturity,
   $220,001,100, Collateralized by
   various U.S. Government Agency
   Securities, 0.93%-4.13%,
   3/30/10-3/27/19, value
   $224,400,145)                           220,000,000     220,000,000
UBS Investment Bank, 0.06%, dated
   10/30/09, due 11/2/09, (Proceeds at
   maturity, $13,323,067, Collateralized
   by various U.S. Government Agency
   Securities, 0.00%-1.73%,
   2/24/11-11/29/19, value
   $13,591,968)                             13,323,000      13,323,000
                                                        ---------------

TOTAL REPURCHASE AGREEMENTS                                688,323,000
                                                        ---------------

TOTAL INVESTMENTS (COST $2,429,815,795)+ - 99.8%         2,429,815,795

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                 5,052,702
                                                        ---------------

NET ASSETS - 100.0%                                     $2,434,868,497
                                                        ===============



NOTES TO SCHEDULE OF INVESTMENTS

**     Rate represents the effective yield at purchase.

+      Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2009.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)    Investment is in Institutional Shares of underlying fund/portfolio.

(d)    Maturity date is next rate reset date.

The following abbreviation is used in the Schedule of Investments:
CMBS - Commercial Mortgage-Backed Security

                See notes to schedules of investments.

U.S. TREASURY MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT          VALUE
                                           -------------  --------------

CORPORATE BONDS (6.1%)
DIVERSIFIED FINANCIAL SERVICES (2.7%)
General Electric Capital Corp.,
   0.71%, 12/9/09 (a) (c) (d)              $  40,000,000  $   40,155,872
                                                          --------------

FINANCE-INVESTMENT BANKER/BROKER (3.4%)
Citigroup Funding, Inc., 0.38%,
   1/29/10 (a) (c) (d)                        50,750,000      50,842,287
                                                          --------------

TOTAL CORPORATE BONDS                                         90,998,159
                                                          --------------

U.S. TREASURY BILLS (30.2%)
0.16%, 1/7/10 **                              35,000,000      34,989,513
0.18%, 12/24/09 **                            75,000,000      74,980,714
0.26%, 11/12/09 **                            25,000,000      24,998,014
0.26%, 2/25/10 **                             15,000,000      14,987,675
0.29%, 11/27/09 **                            15,000,000      14,996,858
0.29%, 1/28/10 **                             25,000,000      24,982,614
0.30%, 1/21/10 **                             25,000,000      24,983,434
0.31%, 6/10/10 **                             30,000,000      29,943,875
0.32%, 4/1/10 **                              50,000,000      49,934,819
0.41%, 6/17/10 **                             25,000,000      24,936,413
0.42%, 2/11/10 **                             25,000,000      24,970,604
0.47%, 12/17/09 **                            50,000,000      49,970,563
0.50%, 11/19/09 **                            60,000,000      59,985,250
                                                          --------------

TOTAL U.S. TREASURY BILLS                                    454,660,346
                                                          --------------

U.S. TREASURY NOTES (15.8%)
1.75%, 3/31/10                                25,000,000      25,134,262
2.38%, 8/31/10                                20,000,000      20,321,207
3.13%, 11/30/09                               30,000,000      30,063,525
3.50%, 12/15/09                               50,000,000      50,200,373
3.63%, 1/15/10                                75,000,000      75,491,182
3.63%, 6/15/10                                15,000,000      15,269,127
4.25%, 10/15/10                               20,000,000      20,724,613
                                                          --------------

TOTAL U.S. TREASURY NOTES                                    237,204,289
                                                          --------------

                                              SHARES
                                           -------------
MONEY MARKETS (0.1%)
AIM STIT Treasury Portfolio (b)                  600,128         600,128
Goldman Sachs Financial Square
   Treasury Obligations Fund (b)                 679,611         679,611
                                                          --------------

TOTAL MONEY MARKETS                                            1,279,739
                                                          --------------


                                    Continued



                                            PRINCIPAL
                                              AMOUNT           VALUE
                                           -------------  --------------

REPURCHASE AGREEMENTS (47.7%)
Bank of America Securities, LLC, 0.05%,
   dated 10/30/09, due 11/2/09, (Proceeds
   at maturity, $122,790,512,
   Collateralized by U.S. Treasury
   Security, 1.25%, 11/30/10, value
   $125,245,900)                           $ 122,790,000  $  122,790,000
Barclays PLC, 0.06%, dated 10/30/09,
   due 11/2/09, (Proceeds at maturity,
   $245,001,225, Collateralized by U.S.
   Treasury Security, 3.88%, 7/15/10,
   value $249,900,059)                       245,000,000     245,000,000
BMO Nesbitt Burns, 0.05%, dated
   10/30/09, due 11/2/09, (Proceeds at
   maturity, $100,000,417, Collateralized
   by various U.S. Treasury Securities,
   0.00%-1.13%, 11/12/09-1/15/12, value
   $102,000,080)                             100,000,000     100,000,000
Deutsche Bank, 0.05%, dated 10/30/09,
   due 11/2/09, (Proceeds at maturity,
   $250,001,042, Collateralized by
   various U.S. Treasury Securities,
   1.38%-2.25%, 11/15/11-5/31/14, value
   $255,000,019)                             250,000,000     250,000,000
                                                          --------------

TOTAL REPURCHASE AGREEMENTS                                  717,790,000
                                                          --------------

TOTAL INVESTMENTS (COST $1,501,932,533)+ - 99.9%           1,501,932,533

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                   2,056,486
                                                          --------------

NET ASSETS - 100.0%                                       $1,503,989,019
                                                          ==============


NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2009.

(b)  Investment is in Institutional Shares of underlying fund / portfolio.

(c)  Maturity date is next rate reset date.

(d)  FDIC guaranteed through Treasury Liquidity Guarantee Program.




                     See notes to schedules of investments.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
OCTOBER 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------


Open futures contracts as of October 31, 2009:
                                                                                                        UNREALIZED
                            NUMBER OF                                                      NOTIONAL    APPRECIATION/  MARKET
                            CONTRACTS      TYPE  DESCRIPTION                                AMOUNT    (DEPRECIATION)  VALUE
                        ----------------  -----  ----------------------------------                    ------------  -----------
Structured Large Cap Plus             15   Long  S+P 500 Index Futures, 12/17/09         $  3,896,933  $    (23,183)  $3,873,750
                            ============                                                 ============  ============  ===========
Equity Index                          39   Long  S+P 500 Index Futures, 12/17/09           10,294,625      (222,875)  10,071,750
                            ============                                                 ============  ============  ===========
International Equity                   1   Long  ASX SPI 200 Index Futures, 12/17/09          109,574        (5,517)     104,057
                                       3   Long  Australian Dollar Futures, 12/14/09          270,818        (1,748)     269,070
                                       9   Long  British Pound Futures, 12/14/09              916,879         7,983      924,862
                                                 DJ EURO STOXX 50 Index
                                      32   Long        Futures, 12/18/09                    1,338,366       (54,615)   1,283,751
                                       7   Long  Euro Currency Futures, 12/14/09            1,292,247        (3,722)   1,288,525
                                      11   Long  FTSE 100 Index Futures, 12/18/09             924,917       (22,049)     902,868
                                       1   Long  Japanese Yen Futures, 12/14/09               137,403         1,510      138,913
                                       4   Long  TOPIX Index Futures, 12/11/09                409,343       (12,076)     397,267
                            ------------                                                 ------------  ------------  -----------
                                      68                                                    5,399,547       (90,234)   5,309,313
                            ============                                                 ============  ============  ===========
Strategic Income                      20  Short  U.S. Treasury 10-Year Note, 12/21/09      (2,332,605)      (39,582)  (2,372,187)
                            ============                                                 ============  ============  ===========
Total Return Bond                    120   Long  U.S. Treasury 5-Year Note, 12/31/09        8,029,944       121,775    8,151,719
                                                                                         ------------  ------------  -----------
                                      50   Long  U.S. Treasury 10-Year Note, 12/21/09      13,997,181       235,944   14,233,125
                                      70   Long  U.S. Treasury 30-Year Note, 12/21/09       5,980,596        27,216    6,007,812
                            ------------                                                 ------------  ------------  -----------
                                     240                                                   28,007,721       384,935   28,392,656
                            ============                                                 ============  ============  ===========
Short Term Bond                       10   Long  U.S. Treasury 2-Year Note, 12/31/09        2,158,463        17,631    2,176,094
                            ============                                                 ============  ============  ===========


                       See notes to financial statements.

Fifth Third Funds
Notes to Financial Statements
October 31, 2009 (Unaudited)


(1) ORGANIZATION

Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of twenty-four separate investment portfolios.

The accompanying financial statements and notes relate only to the series of the Trust (individually a "Fund" and collectively the "Funds") listed below. Each Fund is a diversified investment company for purposes of the Act, except for Fifth Third Dividend Growth Fund, which is a non-diversified investment company.

FUND NAME
---------
Fifth Third Small Cap Growth Fund ("Small Cap Growth")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth")
Fifth Third Quality Growth Fund ("Quality Growth")
Fifth Third Dividend Growth Fund ("Dividend Growth")
Fifth Third Micro Cap Value Fund ("Micro Cap Value")
Fifth Third Small Cap Value Fund ("Small Cap Value")
Fifth Third All Cap Value Fund ("All Cap Value")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value") Fifth Third Structured Large Cap Plus Fund ("Structured Large Cap Plus") Fifth Third Equity Index Fund ("Equity Index")
Fifth Third International Equity Fund ("International Equity")
Fifth Third Strategic Income Fund ("Strategic Income")
Fifth Third LifeModel Aggressive Fund((SM)) ("LifeModel Aggressive(SM)") Fifth Third LifeModel Moderately Aggressive Fund(SM) ("LifeModel Moderately
 Aggressive(SM)")
Fifth Third LifeModel Moderate Fund(SM) ("LifeModel Moderate(SM)")
Fifth Third LifeModel Moderately Conservative Fund(SM) ("LifeModel Moderately
 Conservative(SM)")
Fifth Third LifeModel Conservative Fund(SM) ("LifeModel Conservative(SM)") (the foregoing five funds collectively the "LifeModel Funds(SM)")
Fifth Third High Yield Bond Fund ("High Yield Bond")
Fifth Third Total Return Bond Fund ("Total Return Bond")
Fifth Third Short Term Bond Fund ("Short Term Bond")
Fifth Third Prime Money Market Fund ("Prime Money Market")
Fifth Third Institutional Money Market Fund ("Institutional Money Market") Fifth Third Institutional Government Money Market Fund ("Institutional
 Government Money Market")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market")

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or in the over-the-counter market are valued at the latest available sales price on the exchange or system where the security is principally traded (except for securities traded on NASDAQ, which are valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Securities for which the principal market is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and asked quotations in such principal

                                     1 of 7

Fifth Third Funds
Notes to Financial Statements
October 31, 2009 (Unaudited)

market. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing price on the exchanges on which they trade. Corporate debt securities and debt securities of U.S. government issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees ("Trustees") or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in open-end investment companies are valued at net asset value as reported by such investment companies. Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures adapted by the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which such securities are traded closes and the time when the Funds' net asset values are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, International Equity may use a systematic valuation model provided by an independent third party to value its foreign securities. When International Equity uses this fair value pricing method, the value assigned to International Equity's foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges.

The market value of fair valued securities as a percentage of total net assets as of this report date was 97.64%, 0.88%, and 0.71% for International Equity, High Yield Bond, and Total Return Bond respectively.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

FOREIGN CURRENCY TRANSLATION--The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

LENDING PORTFOLIO SECURITIES-- Each Fund may lend securities up to 33 1/3% of the Fund's total assets (including the amount of securities out on loan) to qualified borrowers (typically broker-dealers) in order to enhance fund earnings by investing cash collateral received in making such loans. The Funds continue to earn interest and dividends on securities loaned by way of receiving substitute payments (substitute dividend payments are generally not classified as Qualified Dividend Income for federal income tax purposes). Loans will be made only to borrowers deemed by the Lending Agent to be of sufficiently strong financial standing, organizational stability and creditworthiness under guidelines established by the Trustees and when, in the judgment of the Lending Agent, the consideration that can be earned currently from such securities loans justifies the attendant risks.

The Trust has engaged its custodian bank, State Street Bank and Trust Company ("State Street"), to act as Lending Agent and to administer its securities lending program. State Street will earn a portion of program net income for its services. When a Fund makes a security loan, it receives cash collateral as protection against borrower default

                                     2 of 7

Fifth Third Funds
Notes to Financial Statements
October 31, 2009 (Unaudited)


on the loaned security position and records an asset for the cash/invested collateral and a liability for the return of the collateral. Securities on loan continue to be included in investment securities at market value on the Statements of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at the time the loan is made to be secured by collateral at least equal to 105% of the prior day's market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange; or 102% of the prior day's market value of the securities on loan (including accrued interest) of any other loaned securities, and not less than 100% thereafter. The Funds may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency sponsored obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. State Street marks to market securities loaned and the collateral each business day. If additional collateral is due, State Street collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, State Street may experience delays in, or may be prevented from, recovering the collateral on behalf of a Fund. State Street may on behalf of a Fund recall a loaned security position at any time from a borrower, who is obligated to return the security recalled. In the event the borrower fails to return a recalled security in a timely fashion, State Street reserves the right to use the collateral to purchase like securities in the open market. State Street indemnifies the Funds against borrower default by agreeing to fund any shortfall between the collateral held and the cost of obtaining replacement securities. If replacement securities are not available, State Street will credit the equivalent cash value to the Fund(s). As of October 31, 2009, no funds had securities on loan.

See Note 8 - Lehman Brothers Bankruptcy and Default on Securities Lending

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative and distribution fees.

(3) SECURITIES AND OTHER INVESTMENTS

REPURCHASE AGREEMENTS--The Funds may enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession or have legally segregated in the Federal Reserve Book Entry System, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the relevant repurchase agreement transaction. Risks may arise from the potential inability or unwillingness of counterparties to honor the terms of a repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SHORT SALES -- Structured Large Cap Plus may sell securities short, whereby it sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security's price. The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund also may short a security when also holding a long position in the security (a "short against the box"), as the security's price declines, the short position increases in value, offsetting the long position's decrease in value. The opposite effect occurs if the security's price rises. The Fund realizes a gain

                                     3 of 7

Fifth Third Funds
Notes to Financial Statements
October 31, 2009 (Unaudited)


or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund segregates cash and/or securities in a sufficient amount as collateral to the extent of open short positions. See Notes to Schedule of Investments.

As described in the Structured Large Cap Plus Fund's (the "Fund") Prospectuses, the Fund may sell securities short as part if its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to bankruptcy, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions that Fund management believes to be incorrect and materially disadvantageous to the Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 12, 2009. The Fund has established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102). The substance of the dispute itself has not been resolved. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with the Trust, and therefore are not invested in accordance with the Fund's investment strategy. The assets in the escrow account do not belong to the Fund or its shareholders. These assets also are not available to meet the Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of favorable outcome are too speculative to be included in the Fund's share value calculation. Therefore, the Fund's per share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the litigation will lose the right to benefit, should the outcome be favorable.

While the Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the Fund or its shareholders.

In accordance with the Fund's prospectuses, the Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the Fund without regard to the Fund's expense limitation agreement. These expenses have been and may continue to be substantial. In addition, these expenses, as well as declines in assets resulting from recent market conditions, will result in the Fund's expense ratio for the current fiscal year being materially higher than that reflected in the Fund's prospectus. The Fund had incurred $350,233 of extraordinary legal expenses as of 7/31/2009 and $25,994 as of 10/31/2009.

The Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the Fund through those programs.

Beginning in March 2009, the new prime broker for the Fund's short sales is Pershing, LLC. Pershing, LLC is a subsidiary of the Bank of New York Mellon Corporation.

The LifeModel Funds(SM) invest in Structured Large Cap Plus. An increase in the expense ratio of Structured Large Cap Plus will affect the return on investments by the LifeModel Funds(SM).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery ("TBAs") transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement

                                     4 of 7

Fifth Third Funds
Notes to Financial Statements
October 31, 2009 (Unaudited)


date. To the extent the Funds hold these types of securities, a sufficient amount of cash and/or securities is segregated as collateral. See Notes to Schedules of Investments.

(4) FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS--The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. Dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

FUTURES CONTRACTS--The Funds, with the exception of Dividend Growth, may enter into futures contracts which represent a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Cash and/or securities are segregated or delivered to dealers in order to maintain a position ("initial margin"). Subsequent payments made or received by a Fund based on the daily change in the market value of the position ("variation margin") are recorded as receivable or payable. The Funds recognize unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. To the extent these Funds have open futures contracts at period end, a sufficient amount of cash and/or securities, which is restricted as to its use by these Funds, is segregated as collateral. Futures contracts open as of this report date are listed in the Notes to Schedules of Investments.


(5) RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the "Securities Act") and which cannot be sold without prior registration under the Securities Act or which may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by FTAM's Pricing Committee, comprised of personnel of the Advisor, subject to oversight by the Trustees, and in accordance with the Trust's Security Valuation Procedures, which have been approved by the Trustees of the Trust. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At October 31, 2009, Quality Growth, Strategic Income, Total Return Bond and Short Term Bond held the following restricted securities:

                                                                                                                        VALUE AS %
                                         SECURITY TYPE         ACQUISITION DATE  ACQUISITION COST    FAIR VALUE        OF NET ASSETS
                                       -------------------    ------------------ -----------------  --------------  ----------------
QUALITY GROWTH
--------------
Aerco, Ltd., Series 2A, Class 3A       Asset-Backed Securities         2/28/2007          $76,618         $34,323             0.01%
                                                                                 =================  ==============  ================

STRATEGIC INCOME
----------------
Aerco, Ltd., Series 2A, Class 3A       Asset-Backed Securities         2/28/2007         $922,178        $377,558             0.45%
                                                                                 =================  ==============  ================

TOTAL RETURN BOND
-----------------
Restructured Assets Certificates,
Series 2006-9, Class P                Mortgage-Backed Securities       8/10/2006       $5,234,953      $2,688,525             0.71%

Aerco, Ltd., Series 2A, Class 3A            Asset-Backed               2/28/2007       $1,850,253        $779,142             0.21%
                                            Securities

Westpac Capital Trust IV                  Corporate Bonds               2/8/2007       $1,386,386      $1,140,206             0.30%
                                                                                 -----------------  --------------  ----------------
                                                                                       $8,471,592      $4,607,873             1.22%
                                                                                 =================  ==============  ================

SHORT TERM BOND
----------------
SVO VOI Mortgage Corp., Series 2005-AA,     Asset-Backed              11/16/2005       $1,289,252        $680,208             0.28%
Class A                                      Securities                          =================  ==============  ================

                                     5 of 7

Fifth Third Funds
Notes to Financial Statements
October 31, 2009 (Unaudited)

(6) PRINCIPAL RISKS

CONCENTRATION RISK - International Equity invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

MARKET AND CREDIT RISK - In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.

INTEREST RATE RISK - Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. A rise in interest rates typically causes a fall in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

FOREIGN CURRENCY RISK - If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. This also includes the risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments.

(7) FAIR VALUE MEASUREMENTS
The various inputs used in determining the fair value of the Funds' investments are summarized in the three broad levels listed below:

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the fair value hierarchy according to the inputs used as of October 31, 2009 in valuing the Funds' assets and liabilities:

[INSERT FAS 157-4 HIERARCHY TABLE]



                                                                 Fair Value Measurement at 10/31/2009 using
                                                         ---------------------------------------------------------
                                                           Quoted Prices
                                                         in Active Markets  Significant Other    Significant
                                                           for Identical        Observable       Unobservable
                                                            Investments          Inputs             Inputs           Value at
                                                             (Level 1)          (Level 2)          (Level 3)        10/31/2009
                                                         --------------------------------------------------------------------------
SMALL CAP GROWTH
Common Stocks*                                           $     46,088,556  $              -   $              -   $     46,088,556
Investments in Affiliates                                         862,974                 -                  -            862,974
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $     46,951,530  $              -   $              -   $     46,951,530
                                                         ================= =================  =================  =================

MID CAP GROWTH
Common Stocks*                                           $     85,355,543  $              -   $              -   $     85,355,543
Investments in Affiliates                                       2,635,153                 -                  -          2,635,153
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $     87,990,696  $              -   $              -   $     87,990,696
                                                         ================= =================  =================  =================

QUALITY GROWTH
Common Stocks*                                           $    295,500,977  $              -   $              -   $    295,500,977
Asset-Backed Securities    Manufactured Housing ABS Other               -           115,484                  -            115,484
                           Other ABS                                    -                 -             34,324             34,324
Corporate Bonds                                                         -           186,747                  -            186,747
Mortgage-Backed Securities                                              -         1,104,820                  -          1,104,820
U.S. Government Agencies                                                -           860,944                  -            860,944
Investments in Affiliates                                       3,348,991                 -                  -          3,348,991
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $    298,849,968  $      2,267,995   $         34,324   $    301,152,287
                                                         ================= =================  =================  =================

DIVIDEND GROWTH
Common Stocks*                                           $      7,648,315  $              -   $              -   $      7,648,315
Investments in Affiliates                                          83,059                 -                  -             83,059
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $      7,731,374  $              -   $              -   $      7,731,374
                                                         ================= =================  =================  =================

MICRO CAP VALUE
Common Stocks*                                           $     28,352,999  $              -   $              -   $     28,352,999
Investments in Affiliates                                       2,043,652                 -                  -          2,043,652
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $     30,396,651  $              -   $              -   $     30,396,651
                                                         ================= =================  =================  =================

SMALL CAP VALUE
Common Stocks*                                           $     62,541,100  $              -   $              -   $     62,541,100
Investments in Affiliates                                       3,535,335                 -                  -          3,535,335
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $     66,076,435  $              -   $              -   $     66,076,435
                                                         ================= =================  =================  =================

ALL CAP VALUE
Common Stocks*                                           $    133,302,758  $              -   $              -   $    133,302,758
Investments in Affiliates                                       1,041,200                 -                  -          1,041,200
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $    134,343,958  $              -   $              -   $    134,343,958
                                                         ================= =================  =================  =================

DISCIPLINED LARGE CAP VALUE
Common Stocks*                                           $    319,760,683  $              -   $              -   $    319,760,683
Investments in Affiliates                                       8,134,351                 -                  -          8,134,351
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $    327,895,034  $              -   $              -   $    327,895,034
                                                         ================= =================  =================  =================

STRUCTURED LARGE CAP PLUS
Common Stocks*                                           $     98,934,669  $              -   $              -   $     98,934,669
Investments in Affiliates                                       3,559,123                 -                  -          3,559,123
Securities Sold Short                                         (22,513,205)                -                  -        (22,513,205)
Other Financial Instruments**                                     (23,183)                -                  -            (23,183)
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $     79,957,404  $              -   $              -   $     79,957,404
                                                         ================= =================  =================  =================

EQUITY INDEX
Common Stocks*                                           $    265,886,393  $              -   $              -   $    265,886,393
Investments in Affiliates                                      10,128,433                 -                  -         10,128,433
Other Financial Instruments**                                    (222,875)                -                  -           (222,875)
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $    275,791,951  $              -   $              -   $    275,791,951
                                                         ================= =================  =================  =================

INTERNATIONAL EQUITY
Foreign Stocks*                                          $    238,727,742  $              -   $              -   $    238,727,742
Investment Companies                                            1,950,780                 -                  -          1,950,780
Investments in Affiliates                                       1,078,460                 -                  -          1,078,460
Other Financial Instruments**                                     (90,234)                -                  -            (90,234)
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $    241,666,748  $              -   $              -   $    241,666,748
                                                         ================= =================  =================  =================

STRATEGIC INCOME
Asset-Backed Securities          Other ABS               $              -  $        721,178   $        377,558   $      1,098,736
                                 Other                                  -         1,140,124                  -          1,140,124
Convertible Bonds                                                       -           430,312                  -            430,312
Corporate Bonds                                                         -        17,833,373                  -         17,833,373
Foreign Bonds                                                           -         4,453,481                  -          4,453,481
Mortgage-Backed Securities                                              -         2,718,412                  -          2,718,412
U.S. Government Agencies                                                -         4,011,151                  -          4,011,151
U.S. Treasury Obligation                                                -           950,312                  -            950,312
Common Stocks*                                                  4,045,367                 -                  -          4,045,367
Investment Companies                                            3,302,091                 -                  -          3,302,091
Convertible Preferred Stock                                     2,299,000                 -                  -          2,299,000
Preferred Stock                                                33,553,790                 -                  -         33,553,790
Investments in Affiliates                                       5,735,687                 -                  -          5,735,687
Other Financial Instruments**                                     (39,582)                -                  -            (39,582)
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $     48,896,353  $     32,258,343   $        377,558   $     81,532,254
                                                         ================= =================  =================  =================

LIFEMODEL AGGRESSIVE
Investments in Affiliates                                $    116,149,946  $              -   $              -   $    116,149,946
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $    116,149,946  $              -   $              -   $    116,149,946
                                                         ================= =================  =================  =================

LIFEMODEL MODERATELY AGGRESSIVE
Investments in Affiliates                                $    205,929,445  $              -   $              -   $    205,929,445
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $    205,929,445  $              -   $              -   $    205,929,445
                                                         ================= =================  =================  =================

LIFEMODEL MODERATE
Investments in Affiliates                                $    275,226,530  $              -   $              -   $    275,226,530
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $    275,226,530  $              -   $              -   $    275,226,530
                                                         ================= =================  =================  =================

LIFEMODEL MODERATELY CONSERVATIVE
Investments in Affiliates                                $     62,747,013  $              -   $              -   $     62,747,013
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $     62,747,013  $              -   $              -   $     62,747,013
                                                         ================= =================  =================  =================

LIFEMODEL CONSERVATIVE
Investments in Affiliates                                $     43,314,450  $              -   $              -   $     43,314,450
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $     43,314,450  $              -   $              -   $     43,314,450
                                                         ================= =================  =================  =================

HIGH YIELD BOND
Corporate Bonds                                          $              -  $     43,138,365   $              -   $     43,138,365
Foreign Bonds                                                           -         7,494,020                  -          7,494,020
Preferred Stock                                                   122,131                 -                  -            122,131
Investment in Affiliates                                        4,796,017                 -                  -          4,796,017
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $      4,918,148  $     50,632,385   $              -   $     55,550,533
                                                         ================= =================  =================  =================

TOTAL RETURN BOND
Asset-Backed Securities          Other ABS               $              -  $      8,824,888   $        779,142   $      9,604,030
                                 Other                                  -        16,025,356                  -         16,025,356
Corporate Bonds                                                         -        65,579,656                  -         65,579,656
Foreign Bonds                                                           -        11,225,121                  -         11,225,121
Mortgage-Backed Securities       Agency Collateral Other                -                 -          2,688,525          2,688,525
                                 CMBS Other                             -        26,723,568          4,030,000         30,753,568
                                 CMBS Subordinated                      -         8,286,906          4,424,375         12,711,281
                                 Other                                  -        44,775,759                  -         44,775,759
U.S. Government Agencies                                                -       170,656,434                  -        170,656,434
U.S. Treasury Obligations                                               -         3,323,917                  -          3,323,917
Preferred Stocks                                                4,858,200                 -                  -          4,858,200
Investment in Affiliates                                          424,489                 -                  -            424,489
Other Financial Instruments**                                     384,935                 -                  -            384,935
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $      5,667,624  $    355,421,605   $     11,922,042   $    373,011,271
                                                         ================= =================  =================  =================

SHORT TERM BOND
Asset-Backed Securities                                  $              -  $     22,662,900   $              -   $     22,662,900
Corporate Bonds                                                         -        47,136,866                  -         47,136,866
Foreign Bonds                                                           -         9,719,327                  -          9,719,327
Mortgage-Backed Securities                                              -        40,461,437                  -         40,461,437
Municipal Bonds                                                         -           206,585                  -            206,585
U.S. Government Agencies                                                -       105,834,679                  -        105,834,679
U.S. Treasury Obligations                                               -         8,892,757                  -          8,892,757
Investment in Affiliates                                        1,195,855                 -                  -          1,195,855
Other Financial Instruments**                                      17,631                 -                  -             17,631
                                                         ----------------- -----------------  -----------------  -----------------
Total                                                    $      1,213,486  $    234,914,551   $              -   $    236,128,037
                                                         ================= =================  =================  =================


* Refer to Schedules of Investments for further information by industry/type and country.

** Other financial instruments include open futures contracts which were valued at the unrealized appreciation/(depreciation) on the instrument.



                                                     Fair Value Measurement at 10/31/2009 using
                                         --------------------------------------------------------------------
                                               Quoted Prices         Significant Other        Significant
                                             in Active Markets          Observable            Unobservable
                                         for Identical Investments        Inputs                 Inputs               Value at
                                                 (Level 1)               (Level 2)              (Level 3)            10/31/2009
                                         -------------------------------------------------------------------------------------------
PRIME MONEY MARKET
Corporate Bonds                                           $ -           $ 92,927,526                    $ -           $ 92,927,526
Municipal Bonds                                             -              7,828,619                      -              7,828,619
U.S. Government Agencies                                    -            220,857,187                      -            220,857,187
U.S. Treasury Obligations                                   -              5,077,595                      -              5,077,595
Certificates of Deposit                                     -             45,000,000                      -             45,000,000
Commercial Paper                                            -            144,431,415                      -            144,431,415
Demand Notes                                                -             88,093,000                      -             88,093,000
Municipal Demand Notes                                      -            326,808,000                      -            326,808,000
Money Markets                                      92,265,951                      -                      -             92,265,951
Repurchase Agreements                                       -             79,147,000                      -             79,147,000
                                         ---------------------  ---------------------  ---------------------  ---------------------
Total                                            $ 92,265,951        $ 1,010,170,342                    $ -        $ 1,102,436,293
                                         =====================  =====================  =====================  =====================

INSTITUTIONAL MONEY MARKET
Corporate Bonds                                           $ -          $ 243,419,212                    $ -          $ 243,419,212
Municipal Bonds                                             -             16,560,540                      -             16,560,540
U.S. Government Agencies                                    -            655,950,962                      -            655,950,962
U.S. Treasury Obligations                                   -             10,155,189                      -             10,155,189
Certificates of Deposit                                     -            225,005,920                      -            225,005,920
Commercial Paper                                            -            560,524,456                      -            560,524,456
Demand Notes                                                -            142,095,000                      -            142,095,000
Municipal Demand Notes                                      -            864,432,000                      -            864,432,000
Money Markets                                     205,010,868                      -                      -            205,010,868
Repurchase Agreements                                       -            250,626,000                      -            250,626,000
                                         ---------------------  ---------------------  ---------------------  ---------------------
Total                                           $ 205,010,868        $ 2,968,769,279                    $ -        $ 3,173,780,147
                                         =====================  =====================  =====================  =====================

INSTITUTIONAL GOVERNMENT MONEY MARKET
Mortgage-Backed Securities                                $ -           $ 70,117,608                    $ -           $ 70,117,608
U.S. Government Agencies                                    -          1,446,393,935                      -          1,446,393,935
U.S. Treasury Obligations                                   -             30,065,302                      -             30,065,302
Money Markets                                     194,915,950                      -                      -            194,915,950
Repurchase Agreements                                       -            688,323,000                      -            688,323,000
                                         ---------------------  ---------------------  ---------------------  ---------------------
Total                                           $ 194,915,950        $ 2,234,899,845                    $ -        $ 2,429,815,795
                                         =====================  =====================  =====================  =====================

U.S. TREASURY MONEY MARKET
Corporate Bonds                                           $ -           $ 90,998,159                    $ -           $ 90,998,159
U.S. Treasury Bills                                         -            454,660,346                      -            454,660,346
U.S. Treasury Notes                                         -            237,204,289                      -            237,204,289
Money Markets                                       1,279,739                      -                      -              1,279,739
Repurchase Agreements                                       -            717,790,000                      -            717,790,000
                                         ---------------------  ---------------------  ---------------------  ---------------------
Total                                             $ 1,279,739        $ 1,500,652,794                    $ -        $ 1,501,932,533
                                         =====================  =====================  =====================  =====================


The following is a reconciliation of the fair value measurements using significant unobservable inputs for the Funds as of October 31, 2009:


                                                                                                           Total Change in
                                                                                                              unreaized
                                  Beginning balance   Net purchases   Accrued discounts   Total realized     appreciation
        Quality Growth                7/31/2009          (sales)         (premiums)       gains (losses)    (depreciation)
--------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities
       Other ABS                  $          29,963   $     (4,859)   $           1,045   $          226   $         7,949
--------------------------------------------------------------------------------------------------------------------------
Total                             $          29,963   $     (4,859)   $           1,045   $          226   $         7,949


                                  Transfers in and/or    Ending balance
        Quality Growth              out of Level 3         10/31/2009
-----------------------------------------------------------------------
Asset Backed Securities
       Other ABS                  $                 -    $       34,324
-----------------------------------------------------------------------
Total                             $                 -    $       34,324



                                                                                                           Total Change in
                                                                                                              unreaized
                                  Beginning balance   Net purchases   Accrued discounts   Total realized     appreciation
        Strategic Income               7/31/2009          (sales)         (premiums)      gains (losses)    (depreciation)
--------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities
           Other ABS              $         329,590   $    (53,449)   $          13,853   $        2,168   $        85,396
--------------------------------------------------------------------------------------------------------------------------
Total                             $         329,590   $    (53,449)   $          13,853   $        2,168   $        85,396


                                  Transfers in and/or    Ending balance
        Strategic Income            out of Level 3         10/31/2009
-----------------------------------------------------------------------
Asset Backed Securities
           Other ABS              $                 -    $      377,558
-----------------------------------------------------------------------
Total                             $                 -    $      377,558



                                                                                                           Total Change in
                                                                                                              unreaized
                                  Beginning balance   Net purchases   Accrued discounts   Total realized     appreciation
       Total Return Bond               7/31/2009          (sales)         (premiums)      gains (losses)    (depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities
           Other ABS              $         680,153   $   (110,298)   $          25,033   $        4,946   $       179,308
Mortgage Backed Securities
           Agency Collateral Other        2,160,375               -                   1                -           528,149
           CMBS Other                     3,960,000               -                   -                -            70,000
           CMBS Subordinated              4,316,500               -                   -                -           107,875
-------------------------------------------------------------------------------------------------------------------------------
Total                             $      11,117,028   $   (110,298)   $          25,034   $        4,946   $       885,332


                                  Transfers in and/or    Ending balance
       Total Return Bond            out of Level 3         10/31/2009
-----------------------------------------------------------------------
Asset Backed Securities
           Other ABS              $                 -    $      779,142
Mortgage Backed Securities
           Agency Collateral Other                  -         2,688,525
           CMBS Other                               -         4,030,000
           CMBS Subordinated                        -         4,424,375
-----------------------------------------------------------------------
Total                             $                 -    $   11,922,042

(8) LEHMAN BROTHERS BANKRUPTCY AND DEFAULT ON SECURITIES LENDING

On September 15, 2008, Lehman Brothers (Lehman) filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code. The securities lending agreements between Lehman and each Fund were terminated by Lehman's bankruptcy filing and Lehman's failure to return the borrowed securities. Under the agreements and

                                     6 of 7

Fifth Third Funds
Notes to Financial Statements
October 31, 2009 (Unaudited)


due to borrower default, each Fund had the right to seize the collateral pledged by Lehman as security for the borrowed securities. The collateral was liquidated to fund the cost of replacement securities purchased, which were the same as the securities that were on loan and not returned. For financial reporting purposes, the transactions are treated as a sale as of September 17, 2008 of the original securities recognizing gain (loss) and a new purchase of replacement securities with a new basis and holding period. For Federal income tax purposes, however, the Internal Revenue Service concluded in Revenue Procedure 2008-63 that the purchase of replacement securities will be considered a non-taxable event (not as a sale and purchase and no recognition of gain (loss), change in basis or holding period), provided the requirements under Internal Revenue Code (IRC)
Section 1058(b) are met. The Funds believe all requirements of the Revenue Procedure have been met.


                             Net Realized Gain
                               (Loss) on
                                Sale of
                               Original
Fund                           Securities
-----------------------     ---------------
Quality Growth                   $ (24,861)
Micro Cap Value                    (78,548)
Small Cap Value                   (153,200)
Equity Index                      (248,631)
High Yield Bond                   (114,109)


                                     7 of 7

ITEM 2.         CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3.         EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIFTH THIRD FUNDS



/s/ E. Keith Wirtz
------------------
E. Keith Wirtz
President

Date:  December 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/s/ E. Keith Wirtz
------------------
E. Keith Wirtz
President
(Principal Executive Officer)

Date: December 16, 2009



/s/ Shannon King
----------------
Shannon King
Treasurer
(Principal Financial and Accounting Officer)

Date:  December 16, 2009